                                                             File Nos. 333-99191

                                                                       811-09193

      As filed with the Securities and Exchange Commission on April 24, 2013
      ======================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No.____ [ ]

                      Post-Effective Amendment No. 14 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 52

                        (Check appropriate box or boxes)



                        AUL American Individual Variable
                       Annuity Unit Trust (Exact Name of
                      Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana       46282
              (Address of Principal Executive Offices)        (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1588

                               Richard M. Ellery
                           Associate General Counsel
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 1, 2013 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

                             CROSS REFERENCE SHEET

                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4

                                               PART A - PROSPECTUS
------------------------------------------------------------------------------------------------------------------
                ITEM OF FORM N-4                        PROSPECTUS CAPTION
--------------- --------------------------------------- ----------------------------------------------------------
1.              Cover Page                              Cover Page
--------------- --------------------------------------- ----------------------------------------------------------
2.              Definitions                             Definitions
--------------- --------------------------------------- ----------------------------------------------------------
3.              Synopsis                                Summary; Expense Table; Example
--------------- --------------------------------------- ----------------------------------------------------------
4.              Condensed Financial Information         Condensed Financial Information
--------------- --------------------------------------- ----------------------------------------------------------
                General Description                     Information About AUL, The Variable Account, and the
5.                                                      Funds; Voting of Shares of the Funds
--------------- --------------------------------------- ----------------------------------------------------------
6.              Deductions and Expenses                 Charges and Deductions
--------------- --------------------------------------- ----------------------------------------------------------
7.              General Description of Variable         The Contracts; Premiums and Account
                Annuity Contracts                       Values During the Accumulation Period;
                                                        Distributions; Summary
--------------- --------------------------------------- ----------------------------------------------------------
8.              Annuity Period                          Distributions
--------------- --------------------------------------- ----------------------------------------------------------
9.              Death Benefit                           Distributions
--------------- --------------------------------------- ----------------------------------------------------------
                Purchases and Contract Values           Premiums and Account Values During the Accumulation
10.                                                     Period
--------------- --------------------------------------- ----------------------------------------------------------
11.             Redemptions                             Distributions
--------------- --------------------------------------- ----------------------------------------------------------
12.             Taxes                                   Federal Tax Matters
--------------- --------------------------------------- ----------------------------------------------------------
13.             Legal Proceedings                       Other Information
--------------- --------------------------------------- ----------------------------------------------------------
14.             Table of Contents for the               Statement of Additional Information
                Statement of Additional Information
--------------- --------------------------------------- ----------------------------------------------------------

                                  PART B - STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------------------------------------------------------
                        STATEMENT OF ADDITIONAL         STATEMENT OF ADDITIONAL INFORMATION CAPTION
                        ITEM OF FORM N-4
----------------------- ------------------------------- ----------------------------------------------------------
15.                     Cover Page                      Cover Page
----------------------- ------------------------------- ----------------------------------------------------------
16.                     Table of Contents               Table of Contents
----------------------- ------------------------------- ----------------------------------------------------------
17.                     General Information and         General Information and History
                        History
----------------------- ------------------------------- ----------------------------------------------------------
18.                     Services                        Custody of Assets; Independent Auditors
----------------------- ------------------------------- ----------------------------------------------------------
19.                     Purchase of Securities          Distribution of Contracts;
                        Being Offered                   Charges and Deductions (Prospectus)
----------------------- ------------------------------- ----------------------------------------------------------
20.                     Underwriters                    Distribution of Contracts
----------------------- ------------------------------- ----------------------------------------------------------
21.                     Calculation of Performance      Performance Information
                        Data
----------------------- ------------------------------- ----------------------------------------------------------
22                      Annuity Payments                Distributions (Prospectus)
----------------------- ------------------------------- ----------------------------------------------------------
23.                     Financial Statements            Financial Statements
----------------------- ------------------------------- ----------------------------------------------------------

                                           PART C - OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------
                        INFORMATION ITEM OF FORM N-4    PART C CAPTION
----------------------- ------------------------------- ----------------------------------------------------------
24.                     Financial Statements and        Financial Statements and Exhibits (Statement of
                        Exhibits                        Additional Information)
----------------------- ------------------------------- ----------------------------------------------------------
25.                     Directors and Officers of       Directors and Officers of AUL
                        the Depositor
----------------------- ------------------------------- ----------------------------------------------------------
26.                     Persons Controlled By or        Persons Controlled By or Under Common Control with
                        Under Common Control with       Depositor or Registrant
                        Depositor or Registrant
----------------------- ------------------------------- ----------------------------------------------------------
27.                     Number of Policyowners          Number of Contractholders
----------------------- ------------------------------- ----------------------------------------------------------
28.                     Indemnification                 Indemnification
----------------------- ------------------------------- ----------------------------------------------------------
29.                     Principal Underwriters          Principal Underwriters
----------------------- ------------------------------- ----------------------------------------------------------
30.                     Location of Accounts and        Location of Accounts and Records
                        Records
----------------------- ------------------------------- ----------------------------------------------------------
31.                     Management Services             Management Services
----------------------- ------------------------------- ----------------------------------------------------------
32.                     Undertakings                    Undertakings
----------------------- ------------------------------- ----------------------------------------------------------
33.                     Signatures                      Signatures
----------------------- ------------------------------- ----------------------------------------------------------

PROSPECTUS FOR

STARPOINT -

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY



[ONEAMERICA_KO_LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442



May 1, 2013

(This page left intentionally blank.)

                                 PROSPECTUS

            INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                  STARPOINT
                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
       ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46282, (317) 285-1877
VARIABLE PRODUCTS SERVICE OFFICE: P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127, (800) 537-6442,
                             www.oneamerica.com

This Prospectus describes individual variable Annuity Contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes Contracts for which Premiums may vary in amount and frequency, subject to certain limitations ("Flexible Premium Contracts"), which provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed and variable Annuity payments to begin on a future date.


A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one (1) or more of the Investment Accounts of a Separate Account of AUL. The Separate Account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one (1) of the following Fund portfolios:


       Alger Portfolios                                                     Invesco Variable Insurance Funds

       AllianceBernstein Variable Products Series Fund, Inc.                Janus Aspen Series

       American Century(R) Variable Portfolios, Inc.                        Neuberger Berman Advisers Management Trust

       Calvert Variable Series, Inc.                                        OneAmerica Funds, Inc.

       Columbia Funds Variable Insurance Trust                              Pioneer Variable Contracts Trust

       Dreyfus Investment Portfolios                                        Royce Capital Fund

       Dreyfus Variable Investment Fund                                     T. Rowe Price Equity Series, Inc.

       Fidelity(R) Variable Insurance Products Freedom Funds                T. Rowe Price Fixed Income Series, Inc.

       Fidelity(R) Variable Insurance Products                              Timothy Plan(R) Portfolio Variable Series

       Franklin Templeton Variable Insurance Products Trust                 Vanguard(R) Variable Insurance Fund



Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding Fund portfolios in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."



This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2013, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing AUL at the telephone number or address indicated above. A post card affixed to the printed Prospectus can be removed to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.


Expenses for Contracts with the Extra Credit Premium Rider may be higher than expenses for Contracts without the rider. If the rider is elected, the amount credited to the Contract may be more than offset by the additional fees and charges associated with the Extra Credit Premium Rider.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2013.

                              TABLE OF CONTENTS



Description                                               Page

DEFINITIONS............................................      4

SUMMARY
   Purpose of the Contracts............................      6
   Types of Contracts..................................      6
   The Variable Account and the Funds..................      6
   Summary of the Fixed Accounts.......................      9
   Market Value Adjusted Fixed Accounts................      9
   Non-Market Value Adjusted Fixed Account.............      9
   Premiums............................................      9
   Right to Examine....................................      9
   Transfers...........................................     10
   Charges.............................................     10
   Distributions.......................................     10
    Withdrawals........................................     10
    Guaranteed Minimum Withdrawal Benefit Rider........     10
    Loan Privileges....................................     10
    The Death Benefit..................................     10
   Dollar Cost Averaging Program.......................     11
   Portfolio Rebalancing Program.......................     11
   Extra Credit Premium Rider..........................     11
   Portfolio Optimization Program......................     11
   Other Optional Benefit Riders.......................     11
   Contacting AUL......................................     11

EXPENSE TABLE..........................................     12

CONDENSED FINANCIAL INFORMATION........................     13

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS.................................     27
    American United Life Insurance Company(R)..........     27
    The Variable Account...............................     27
    The Funds..........................................     27
    Revenue AUL Receives...............................     27
    Funds and Objectives...............................     28

THE CONTRACTS..........................................     30
   General.............................................     30

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD................................     31
   Application for a Contract..........................     31
   Premiums Under the Contracts........................     31
   Right to Examine Period.............................     31
   Allocation of Premiums..............................     31
   Transfers of Account Value..........................     32
   Abusive Trading Practices...........................     32
    Late Trading.......................................     32
    Market Timing......................................     32
   Dollar Cost Averaging Program.......................     33
   Portfolio Rebalancing Program.......................     33



Description                                               Page

PREMIUMS AND ACCOUNT VALUES DURING
THE ACCUMULATION PERIOD (continued)
   Portfolio Optimization Program......................     33
    The Program........................................     33
    The Portfolio Optimization Models..................     34
    Periodic Updates of the Portfolio Optimization
      Model and Notices of Updates.....................     34
    Selecting a Portfolio Optimization Model...........     34
    Quarterly Reports..................................     35
    Risks..............................................     35
   Contract Owner's Variable Account Value.............     35
    Accumulation Units.................................     35
    Accumulation Unit Value............................     35
    Net Investment Factor..............................     36

CHARGES AND DEDUCTIONS.................................     36
   Premium Tax Charge..................................     36
   Withdrawal Charge...................................     36
   Mortality and Expense Risk Charge...................     36
   Annual Contract Fee.................................     37
   Administrative Fee..................................     37
   Rider Charges.......................................     37
   Other Charges.......................................     37
   Variations in Charges...............................     38
   Guarantee of Certain Charges........................     38
   Expenses of the Funds...............................     38

DISTRIBUTIONS..........................................     38
   Cash Withdrawals....................................     38
   Loan Privileges.....................................     38
   Death Proceeds Payment Provisions...................     39
   Standard Contractual Death Benefit..................     39
   Enhanced Death Benefit Rider........................     39
   Death of the Owner..................................     39
   Death of the Annuitant..............................     40
   Payments from the Variable Account..................     40
   Annuity Period......................................     40
    General............................................     40
    Fixed Payment Annuity..............................     41
    Variable Payment Annuity...........................     41
    Payment Options....................................     41
    Selection of an Option.............................     41

THE FIXED ACCOUNT(S)...................................     42
   Summary of the Fixed Accounts.......................     42
    Non-Market Value Adjusted Fixed Account............     42
    Market Value Adjusted Fixed Accounts...............     42
   Withdrawals.........................................     42
   Transfers...........................................     42
   Contract Charges....................................     42
   Payments from the Fixed Account(s)..................     43

                              TABLE OF CONTENTS



Description                                          Page

MORE ABOUT THE CONTRACTS..........................     43
  Designation and Change of Beneficiary...........     43
  Assignability...................................     43
  Proof of Age and Survival.......................     43
  Misstatements...................................     43
  Acceptance of New Premiums......................     43
  Optional Benefits...............................     43
    Earnings Benefit Rider........................     43
    Enhanced Earnings Benefit Rider...............     44
    Enhanced Death Benefit Rider..................     44
    Extra Credit Premium Rider....................     44
    Guaranteed Minimum Annuitization
     Benefit Rider................................     44
    Guaranteed Minimum Withdrawal
     Benefit Rider................................     45
    General Provisions of Both Riders.............     45
    Owner and Spousal Guaranteed
     Minimum Withdrawal Benefit Rider.............     46
    Lifetime Guaranteed Minimum Withdrawal
     Benefit Rider................................     47
    Guaranteed Return of Premium Rider............     47
    Long Term Care Facility and Terminal Illness
     Benefit Rider................................     47
    Withdrawal Charge Reduction Rider.............     47

FEDERAL TAX MATTERS...............................     47
  Introduction....................................     47
  Diversification Standards.......................     48
  Taxation of Annuities in General -
    Non-Qualified Plans...........................     48
  Additional Considerations.......................     49
  Qualified Plans.................................     50
  Qualified Plan Federal Taxation Summary.........     51
  403(b) Programs - Constraints on Withdrawals....     51
  401 or 403(b) Programs - Loan Privileges........     52

OTHER INFORMATION.................................     52
  Mixed and Shared Funding........................     52
  Voting of Shares of the Funds...................     52
  Substitution of Investments.....................     53
  Changes to Comply with Law and Amendments.......     53
  Reservation of Rights...........................     53
  Periodic Reports................................     53
  Payments to Agents, Intermediaries and
    Other Financial Professionals.................     53
  Legal Proceedings...............................     53
  Legal Matters...................................     53
  Financial Statements............................     54

STATEMENT OF ADDITIONAL INFORMATION...............     55

                                 DEFINITIONS




Various terms commonly used in this Prospectus are defined as follows:

403(b) PLAN - An arrangement by a public school organization or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organizations, under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 OR 408A PLAN - A plan of individual retirement accounts or annuities, including a simplified employee pension plan, SI-PLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.


ACCOUNT VALUE - The total sum of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax, and thereafter reflects the net result of Premiums, investment experience, charges deducted, and any withdrawals taken. Account Value will be reduced by any unvested credits applied for the Extra Credit Premium Rider (if chosen) upon exercise of the right to examine or withdrawal.


ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant, Beneficiary or payee during the period specified in the Annuity Option.

ANNUITY DATE - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which Annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first Annuity payment.

AUL - American United Life Insurance Company(R) .

BENEFICIARY - The person having the right to receive the Death Proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BENEFIT BASE - An amount initially used to determine the Guaranteed Annual Withdrawal Amount. The Benefit Base will increase or decrease as described under the provisions of the Guaranteed Minimum Withdrawal Benefit Rider.


BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.



CASH VALUE - An Owner's Account Value minus the applicable withdrawal charge plus or minus any applicable market value adjustment.


CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years, and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one (1) Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.


EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.


FIRST YEAR PREMIUM - Premium received by AUL from a Contract Owner with an effective date in the first Contract Year.

FIXED ACCOUNT - An account that is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).


FREE WITHDRAWAL AMOUNT - The amount that may be withdrawn without incurring withdrawal charges, which is 12 percent of the Account Value as of the first withdrawal, in the first Contract Year, and 12 percent of the Account Value as of the most recent Contract Anniversary thereafter.



FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other Separate Account of AUL.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") - The maximum amount that may be withdrawn each year without reducing the Benefit Base for subsequent Contract Years.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT ("GAWA") PERCENTAGE - The percentage that is multiplied by the Benefit Base to determine GAWA. The percentage is shown on the Rider Specifications Page.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be one (1), three (3), five (5), seven (7) or ten (10) years in length or other duration offered from time to time by AUL.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.


INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund.


LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a Premium by AUL, the term "Premium" shall refer to the amount received by AUL net of the amount deducted for Premium tax.


PROPER NOTICE - Notice that is received at the Corporate Office in a form that is acceptable to AUL.


SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund Portfolio.

SPOUSE - For purposes of the Lifetime and Spouse Guaranteed Minimum Benefit Withdrawal Rider, the Spouse shall mean the person who is legally recognized as the Spouse of the Contract Owner under the laws of the state in which the Contract Owner permanently resides at the time of the first withdrawal. Any benefit due under this rider and the continuation of this rider are extended to this Spouse only.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.


VALUATION PERIOD - The Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 P.M. EDT on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 P.M. EDT if the NYSE closes earlier than 4:00 P.M. and it is possible to determine the net asset value at that time.


VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one (1) or more Investment Accounts.

                                   SUMMARY




This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.


PURPOSE OF THE CONTRACTS


AUL offers the individual variable Annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, allowing for pre-tax contributions (collectively "Qualified Plans"). While variable Annuities may provide a Contract Owner with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity Contract. A variable Annuity Contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable Annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."


Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and Annuity benefits offered by the Contracts.


TYPES OF CONTRACTS

AUL offers Flexible Premium Contracts where Premium payments may vary in amount and frequency, subject to the limitations described herein.




THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Portfolios of the following Funds:

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                     FUND                                   INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth                           Alger Portfolios                       The Manager
Portfolio
Alger Small Cap Growth Portfolio                 Alger Portfolios                       The Manager
AllianceBernstein VPS International              AllianceBernstein Variable             AllianceBernstein L.P.
Growth Portfolio                                 Products Series Fund, Inc.
AllianceBernstein VPS International Value        AllianceBernstein Variable             AllianceBernstein L.P.
Portfolio                                        Products Series Fund, Inc.
AllianceBernstein VPS Small/Mid Cap              AllianceBernstein Variable             AllianceBernstein L.P.
Value Portfolio                                  Products Series Fund, Inc.
American Century(R) VP Income & Growth           American Century(R) Variable           American Century(R) Investment
Fund                                             Portfolios, Inc.                       Management, Inc.
American Century(R) VP International Fund        American Century(R) Variable           American Century(R) Investment
                                                 Portfolios, Inc.                       Management, Inc.
American Century(R) VP MidCap Value              American Century(R) Variable           American Century(R) Investment
Fund                                             Portfolios, Inc.                       Management, Inc.
American Century(R) VP Ultra(R) Fund             American Century(R) Variable           American Century(R) Investment
                                                 Portfolios, Inc.                       Management, Inc.

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                     FUND                                   INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Vista(SM) Fund            American Century(R) Variable           American Century(R) Investment
                                                 Portfolios, Inc.                       Management, Inc.
Calvert VP SRI Mid Cap Growth Portfolio          Calvert Variable Series, Inc.          Calvert Asset Management Company, Inc.
Columbia Variable Portfolio - US                 Columbia Funds Variable                Columbia Management Investment Advisers
Government Mortgage Fund (Formerly               Insurance Trust                        LLC
Columbia Variable Portfolio - Short
Duration US Govt Fund)
Columbia Variable Portfolio - Small Cap          Columbia Funds Variable                Columbia Management Investment Advisers
Value Fund                                       Insurance Trust                        LLC
Dreyfus Investment Portfolios, Small Cap         Dreyfus Investment Portfolios          The Dreyfus Corporation
Stock Index Portfolio
Dreyfus Investment Portfolios,                   Dreyfus Investment Portfolios          The Dreyfus Corporation
Technology Growth Portfolio
Dreyfus Variable Investment Fund,                Dreyfus Variable Investment            The Dreyfus Corporation
Appreciation Portfolio                           Fund
Fidelity(R) VIP Freedom Income Portfolio         Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2005 Portfolio           Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio           Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio           Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio           Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio           Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio           Fidelity(R) Variable Insurance         Strategic Advisers(R)
                                                 Products (VIP) Freedom Funds
Fidelity(R) VIP Asset Manager(SM) Portfolio      Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP Contrafund(R) Portfolio          Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP Equity-Income Portfolio          Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP Growth Portfolio                 Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP High Income Portfolio            Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP Index 500 Portfolio              Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP Mid-Cap Portfolio                Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Fidelity(R) VIP Overseas Portfolio               Fidelity(R) Variable Insurance         Fidelity(R) Management & Research Company
                                                 Products (VIP)
Franklin Small Cap Value Securities Fund         Franklin Templeton Variable            Franklin Advisory Services, LLC
                                                 Insurance Products Trust

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                     FUND                                    INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Bond                   Franklin Templeton Variable             Franklin Advisory Services, LLC
Securities Fund (Formerly Franklin               Insurance Products Trust
Templeton Global Income Securities Fund)
Franklin Templeton VIP Founding Funds            Franklin Templeton Variable             Franklin Templeton Services LLC
Allocation Fund                                  Insurance Products Trust
Invesco V.I. Mid Cap Growth Fund                 Invesco V.I. Funds Trust                Invesco Advisers, Inc.
(Formerly Invesco Van Kampen V.I. Mid
Cap Growth Fund)
Invesco V.I. Core Equity Fund                    Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Invesco VI Diversified Dividend Fund             Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Invesco V.I. Global Health Care Fund             Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund             Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Invesco V.I. High Yield Fund                     Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Invesco V.I. International Growth Fund           Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Invesco V.I. Utilities Fund                      Invesco V.I. Funds Trust                Invesco Advisers, Inc.
Janus Aspen Flexible Bond Portfolio              Janus Aspen Series                      Janus Capital Management LLC
Janus Aspen Forty Portfolio                      Janus Aspen Series                      Janus Capital Management LLC
Janus Aspen Overseas Portfolio                   Janus Aspen Series                      Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value                Janus Aspen Series                      Janus Capital Management LLC
Portfolio
Janus Aspen Series Global Research               Janus Aspen Series                      Janus Capital Management LLC
Portfolio (Formerly Janus Aspen
Worldwide Portfolio Institutional Class)
Neuberger Berman AMT Mid Cap Growth              Neuberger Berman Advisers               Neuberger Berman Management LLC
Portfolio                                        Management Trust
Neuberger Berman AMT Mid Cap                     Neuberger Berman Advisers               Neuberger Berman Management LLC
Intrinsic Value Portfolio                        Management Trust
Neuberger Berman AMT Short Duration              Neuberger Berman Advisers               Neuberger Berman Management LLC
Bond Portfolio                                   Management Trust
Neuberger Berman AMT Small Cap                   Neuberger Berman Advisers               Neuberger Berman Management LLC
Growth Portfolio                                 Management Trust
OneAmerica Asset Director Portfolio              OneAmerica Funds, Inc.                  OneAmerica Asset Management, LLC
OneAmerica Investment Grade Bond                 OneAmerica Funds, Inc.                  OneAmerica Asset Management, LLC
Portfolio
OneAmerica Money Market Portfolio                OneAmerica Funds, Inc.                  OneAmerica Asset Management, LLC
OneAmerica Value Portfolio                       OneAmerica Funds, Inc.                  OneAmerica Asset Management, LLC
Pioneer Emerging Markets VCT Portfolio           Pioneer Variable Contracts              Pioneer Investment Management, Inc.
                                                 Trust(VCT)
Pioneer Equity Income VCT Portfolio              Pioneer Variable Contracts              Pioneer Investment Management, Inc.
                                                 Trust(VCT)
Pioneer Fund VCT Portfolio                       Pioneer Variable Contracts              Pioneer Investment Management, Inc.
                                                 Trust(VCT)
Pioneer Growth Opportunities VCT                 Pioneer Variable Contracts Trust        Pioneer Investment Management, Inc.
Portfolio                                        (VCT)
Royce Capital Fund - Small-Cap Portfolio         The Royce Funds                         Royce & Associates, LLC

INVESTMENT ACCOUNT AND
CORRESPONDING FUND PORTFOLIO                        FUND                                     INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio            T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio               T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond                     T. Rowe Price Fixed Income               T. Rowe Price Associates, Inc.
Portfolio                                           Series, Inc.
T. Rowe Price Mid-Cap Growth Portfolio              T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.
Templeton Foreign Securities Fund                   Franklin Templeton Variable              Franklin Advisory Services, LLC
                                                    Insurance Products Trust
Timothy Plan(R) Conservative Growth                 Timothy Plan(R) Portfolio Variable       Timothy Partners, LTD
Portfolio                                           Series
Timothy Plan(R) Strategic Growth Portfolio          Timothy Plan(R) Portfolio Variable       Timothy Partners, LTD
                                                    Series
Vanguard (R) VIF Diversified Value Portfolio        Vanguard(R) Variable Insurance           Barrow, Hanley, Mewhinney & Strauss LLC
                                                    Fund
Vanguard(R) VIF Mid-Cap Index Portfolio             Vanguard(R) Variable Insurance           Vanguard Group
                                                    Fund
Vanguard(R) VIF Small Company Growth                Vanguard(R) Variable Insurance           Granahan Investment Management, Inc. &
Portfolio                                           Fund                                     Vanguard Group
Vanguard(R) VIF Total Bond Market Index             Vanguard(R) Variable Insurance           Vanguard Group
Portfolio                                           Fund





Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one (1) or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one (1) of several fixed accounts which are part of AUL's General Account. The Contracts offer a Non-Market Value Adjusted ("Non-MVA") Fixed Account. The Non-MVA Fixed Account(s) may not be available in all states.


MARKET VALUE ADJUSTED FIXED ACCOUNTS


Market Value Adjusted ("MVA") Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to an MVA, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.



NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-MVA Fixed Account where the Non-MVA Fixed Account is approved by the state. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one (1) year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. THE NON- MVA FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.


PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. The minimum monthly APP (Automatic Premium Payment) is $100. Otherwise, the minimum Premium is $1,000. The minimum First Year Premium is $1,000. The Contract Owner must deposit $5,000 by the fifth (5th) policy anniversary. See "Premiums under the Contracts."


RIGHT TO EXAMINE

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven (7) days of receipt).


TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one (1) Investment Account or from the Fixed Account is $500. If the Account Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then AUL will treat that request as a request for a transfer of the entire Account Value.


If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Transfers in excess of twenty-four (24) within any Contract Year may result in a $25 charge to the Contract Owner per transfer.



CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a withdrawal charge assessed upon withdrawal or surrender, a mortality and expense risk charge, a Premium tax charge, an administrative fee, fees for selected optional benefit riders and an annual Contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."


DISTRIBUTIONS


WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $250.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of surrenders or withdrawals.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

With any of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

See the "Guaranteed Minimum Withdrawal Benefit Rider" section for more information about these riders.


THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.



LOAN PRIVILEGES


Prior to the Annuity date, the owner of a qualified Contract under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans. Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender. LOAN PRIVILEGES, WITH THE EXCEPTION OF NON-ERISA 403(b) PLANS, ARE NOT ALLOWED FOR ANY CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2011.



THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "The Death Proceeds Payment Provisions" and "Annuity Period."


DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Dollar Cost Averaging ("DCA") Program. Under the DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account ("MMIA") into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA. For further information, see the explanation under "Dollar Cost Averaging Program."


PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her Investment Account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.


EXTRA CREDIT PREMIUM RIDER

The Extra Credit Premium Rider, if selected, offers a credit of 3 percent, 5 percent or 6 percent of the total First Year Premium payments (the "Credit"). There is a separate charge for this rider. If an owner selects the Extra Credit Premium Rider at the time of application, AUL will credit an extra amount to the Contract each time the owner makes a premium payment within the first twelve (12) months after the Contract is issued. Any withdrawals or surrender will result in the recapture of a portion of the Credit amount, according to the Credit vesting schedule. See "Expense Table" for detail regarding the charges for these riders. See "Extra Credit Premium Rider" below for more detail regarding the riders.


PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

Portfolio Optimization is diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial Premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent Premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).


All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change, and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will be automatically updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change, and the Owner's Account Value (plus any applied Credits) will be automatically rebalanced among the Investment Options in the Owner's model each year.


The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider(s) will automatically terminate.


OTHER OPTIONAL BENEFIT RIDERS

AUL offers other optional benefit riders with separate charges. A Contract Owner may add, at issue, an Enhanced Death Benefit Rider, a Withdrawal Charge Reduction Rider, an Earnings Benefit Rider, an Enhanced Earnings Benefit Rider, a Guaranteed Minimum Annuitization Benefit Rider or a Guaranteed Return of Premium Rider. In addition, the Guaranteed Minimum Withdrawal Benefit Rider may be added at issue. For Contract Owners that purchased this Contract during the calendar years 2006 and 2007, the Guaranteed Minimum Withdrawal Benefit Rider may be added after issue during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL.


Some of these riders are not available in all states, and there is no guaranty that all riders will be available in all states in the future. See "Optional Benefits" for a description of the benefits and "Expense Table" for detail regarding the charges for the individual benefits.



THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.



CONTACTING AUL


Individuals should direct all written requests, notices, and forms required under these Contracts, and any questions or inquiries, to AUL's Variable Products Office at the address and phone number shown on the front of this Prospectus.

                                EXPENSE TABLE





The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first (1st) table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."



CONTRACT OWNER TRANSACTION EXPENSES


DEFERRED SALES LOAD (AS A PERCENTAGE OF FIRST YEAR PREMIUM SURRENDERED; ALSO REFERRED TO AS A "WITHDRAWAL CHARGE")(1)


                  CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                               1            2            3            4            5            6            7
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                                 7%           6%           5%           4%           3%           2%           1%
Flexible Premium Contracts with
the Withdrawal Charge Reduction
Rider (optional)                          7%           6%           5%           4%           3%           0%           0%


                  CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT(1)

Contract Year                              8 or more
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                                     0%
Flexible Premium Contracts with
the Withdrawal Charge Reduction
Rider (optional)                              0%

(1) An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to a withdrawal charge. The Free Withdrawal Amount is 12 percent of the Account Value as of the first withdrawal, in the first Contract year, and 12 percent of the Account Value as of the most recent Contract Anniversary thereafter. See "Withdrawal Charge."


The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including Fund expenses. The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to Annuity payments under an Annuity Option.




ANNUAL CONTRACT FEE
Maximum Annual Contract fee for Contracts with less than $20,000                                                          $     50
Maximum Annual Contract fee for Contracts $20,000 or greater but less than $50,000                                        $     30
Maximum Annual Contract fee for Contracts $50,000 or greater                                                              $      0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ANNUAL ACCOUNT VALUE)
Administrative Fee(2)                                                                                                          0.15%
Standard Individual Deferred Variable Annuity(2)
Mortality and expense risk fee                                                                                                 1.15%
Optional Rider Expenses (as an equivalent annual percentage of average Account Value)
Enhanced Death Benefit Rider(2)                                                                                                0.15%
Earnings Benefit Rider(3)                                                                                                      0.30%
Enhanced Earnings Benefit Rider(3)                                                                                             0.40%
Guaranteed Minimum Annuitization Benefit(2)(5)                                                                                 0.40%
Guaranteed Return of Premium Rider(2)(5)                                                                                       0.40%
3% Extra Credit Premium Rider(3)                                                                                               0.55%
5% Extra Credit Premium Rider(3)                                                                                               0.65%
6% Extra Credit Premium Rider(3)                                                                                               0.75%
Maximum Lifetime Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                             1.15%
Maximum Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider(4)(5)                                                    1.45%
Withdrawal Charge Reduction Rider(3)                                                                                           0.30%
Optional Fees
Transfer fee per transfer for transfers in excess of 24 in a Contract Year                                                $     25


(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s).

(3) The expenses set forth apply to allocations made to both the Investment Account(s) of the Variable Account and the Fixed Account(s).

(4) The charge will be assessed monthly against the greater of the Account Value and the Benefit Base.


(5) These riders are no longer available for Contracts applied for on or after February 2, 2009 and may not be purchased at the time the Contract is issued or at any time after issue for any Contracts applied for on or after February 2, 2009.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                   MINIMUM                MAXIMUM
---------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                              0.10%                   1.94%



EXAMPLE


The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The Example is per $1,000. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If you surrender your Contract at the end of the applicable time period:



                                                                                   1 Year         3 Years       5 Years
Flexible Premium Contracts                                                         $140.44        $267.55       $388.78

                                                                                   10 Years
Flexible Premium Contracts                                                          $657.49


(2) If you annuitize at the end of the applicable time period:


                                                                                   1 Year         3 Years       5 Years
Flexible Premium Contracts                                                         $140.44        $267.55       $388.78

                                                                                   10 Years
Flexible Premium Contracts                                                          $657.49


(3) If you do not surrender your contract:


                                                                                    1 Year        3 Years       5 Years
Flexible Premium Contracts                                                          $75.15        $220.91       $360.79

                                                                                   10 Years
Flexible Premium Contracts                                                          $657.49



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2003 through December 31, 2012. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2012. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.


*All Investment Accounts represent Class B units.


                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio
    2012                                                   $  8.39                           $  9.14
    2011                                                      8.43                              8.39
    2010                                                      7.64                              8.43
    2009                                                      6.13                              7.64
    2008                                                      8.33                              6.13
    2007                                                      8.03                              8.33
    2006                                                      7.36                              8.03
    2005                                                      6.93                              7.36
    2004                                                      6.29                              6.93
    2003                                                      5.00 (01/01/2003)                 6.29

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio
    2012                                                   1,866,972
    2011                                                   2,411,533
    2010                                                   3,124,925
    2009                                                   3,824,406
    2008                                                   4,530,843
    2007                                                   5,340,556
    2006                                                   5,435,517
    2005                                                   5,327,100
    2004                                                   4,320,337
    2003                                                   2,409,208


* All Investment Accounts represent Class B units.

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Investment Grade Bond Portfolio
    2012                                                   $  7.22                           $  7.42
    2011                                                      6.81                              7.22
    2010                                                      6.43                              6.81
    2009                                                      5.64                              6.43
    2008                                                      5.77                              5.64
    2007                                                      5.50                              5.77
    2006                                                      5.36                              5.50
    2005                                                      5.32                              5.36
    2004                                                      5.18                              5.32
    2003                                                      5.00 (01/01/2003)                 5.18

OneAmerica Money Market Portfolio
    2012                                                   $  1.04                           $  1.03
    2011                                                      1.05                              1.04
    2010                                                      1.07                              1.05
    2009                                                      1.08                              1.07
    2008                                                      1.07                              1.08
    2007                                                      1.04                              1.07
    2006                                                      1.00                              1.04
    2005                                                      0.99                              1.00
    2004                                                      0.99                              0.99
    2003                                                      1.00 (01/01/2003)                 0.99

OneAmerica Value Portfolio
    2012                                                   $  8.22                           $  9.19
    2011                                                      8.53                              8.22
    2010                                                      7.61                              8.53
    2009                                                      5.91                              7.61
    2008                                                      9.50                              5.91
    2007                                                      9.29                              9.50
    2006                                                      8.29                              9.29
    2005                                                      7.65                              8.29
    2004                                                      6.74                              7.65
    2003                                                      5.00 (01/01/2003)                 6.74

Alger Large Cap Growth Portfolio
    2012                                                   $  8.05                           $  8.73
    2011                                                      8.18                              8.05
    2010                                                      7.31                              8.18
    2009                                                      5.02                              7.31
    2008                                                      9.44                              5.02
    2007                                                      7.97                              9.44
    2006                                                      7.68                              7.97
    2005                                                      6.95                              7.68
    2004                                                      6.67                              6.95
    2003                                                      5.00 (01/01/2003)                 6.67

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
OneAmerica Investment Grade Bond Portfolio
    2012                                                   4,991,466
    2011                                                   5,388,182
    2010                                                   5,738,849
    2009                                                   5,627,237
    2008                                                   6,576,848
    2007                                                   6,267,536
    2006                                                   3,295,168
    2005                                                   3,441,717
    2004                                                   1,923,562
    2003                                                   1,666,609

OneAmerica Money Market Portfolio
    2012                                                  19,792,575
    2011                                                  22,935,328
    2010                                                  19,859,579
    2009                                                  23,295,900
    2008                                                  29,256,576
    2007                                                  18,222,545
    2006                                                  24,781,905
    2005                                                  11,129,815
    2004                                                  10,129,077
    2003                                                  10,301,307

OneAmerica Value Portfolio
    2012                                                   2,611,976
    2011                                                   3,125,857
    2010                                                   3,676,106
    2009                                                   4,149,662
    2008                                                   4,528,365
    2007                                                   4,989,382
    2006                                                   4,833,234
    2005                                                   4,374,840
    2004                                                   3,826,153
    2003                                                   2,102,262

Alger Large Cap Growth Portfolio
    2012                                                     438,863
    2011                                                     496,289
    2010                                                     564,419
    2009                                                     651,076
    2008                                                     740,018
    2007                                                     893,572
    2006                                                   1,041,617
    2005                                                   1,173,601
    2004                                                   1,330,914
    2003                                                   1,102,602


* All Investment Accounts represent Class B units.

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio
    2012                                                  $ 11.44                           $ 12.70
    2011                                                    11.97                             11.44
    2010                                                     9.68                             11.97
    2009                                                     6.74                              9.68
    2008                                                    12.79                              6.74
    2007                                                     4.59                             12.79
    2006                                                     9.33                              4.59
    2005                                                     8.08                              9.33
    2004                                                     7.03                              8.08
    2003                                                     5.00 (01/01/2003)                 7.03

AllianceBernstein VPS International Growth Portfolio
    2012                                                  $  3.36                           $  3.83
    2011                                                     4.04                              3.36
    2010                                                     3.63                              4.04
    2009                                                     2.63                              3.63
    2008                                                     5.00 (05/01/2008)                 2.63

AllianceBernstein VPS International Value Portfolio
    2012                                                  $  2.63                           $  2.97
    2011                                                     3.30                              2.63
    2010                                                     3.20                              3.30
    2009                                                     2.40                              3.20
    2008                                                     5.00 (05/01/2008)                 2.40

AllianceBernstein VPS Small/Mid Cap Value Portfolio
    2012                                                  $  5.07                           $  5.94
    2011                                                     5.60                              5.07
    2010                                                     4.47                              5.60
    2009                                                     3.17                              4.47
    2008                                                     5.00 (05/01/2008)                 3.17

American Century(R) VP Income & Growth Fund
    2012                                                  $  7.24                           $  8.20
    2011                                                     7.11                              7.24
    2010                                                     6.31                              7.11
    2009                                                     5.41                              6.31
    2008                                                     8.39                              5.41
    2007                                                     8.50                              8.39
    2006                                                     7.36                              8.50
    2005                                                     7.12                              7.36
    2004                                                     6.38                              7.12
    2003                                                     5.00 (01/01/2003)                 6.38

American Century(R) VP International Fund
    2012                                                  $  7.83                           $  9.36
    2011                                                     9.01                              7.83
    2010                                                     8.06                              9.01
    2009                                                     6.10                              8.06
    2008                                                    11.21                              6.10
    2007                                                     9.62                             11.21
    2006                                                     7.79                              9.62
    2005                                                     6.97                              7.79
    2004                                                     6.15                              6.97
    2003                                                     5.00 (01/01/2003)                 6.15

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio
    2012                                                    862,650
    2011                                                  1,018,102
    2010                                                  1,392,857
    2009                                                  1,624,548
    2008                                                  1,566,023
    2007                                                  2,475,151
    2006                                                    764,475
    2005                                                    681,726
    2004                                                    229,048
    2003                                                     71,160

AllianceBernstein VPS International Growth Portfolio
    2012                                                     26,811
    2011                                                     38,294
    2010                                                     40,747
    2009                                                     18,953
    2008                                                      1,119

AllianceBernstein VPS International Value Portfolio
    2012                                                     29,648
    2011                                                     50,111
    2010                                                  2,985,923
    2009                                                  2,872,840
    2008                                                  6,049,192

AllianceBernstein VPS Small/Mid Cap Value Portfolio
    2012                                                  2,124,748
    2011                                                  2,336,910
    2010                                                  2,600,147
    2009                                                  3,201,625
    2008                                                  2,901,047

American Century(R) VP Income & Growth Fund
    2012                                                    174,817
    2011                                                    224,093
    2010                                                    246,797
    2009                                                    293,926
    2008                                                    391,777
    2007                                                  2,521,487
    2006                                                  4,640,391
    2005                                                  2,812,375
    2004                                                  1,664,439
    2003                                                    415,635

American Century(R) VP International Fund
    2012                                                    575,878
    2011                                                    645,328
    2010                                                    764,483
    2009                                                    811,611
    2008                                                  1,818,041
    2007                                                  4,999,368
    2006                                                  1,846,697
    2005                                                  1,991,914
    2004                                                    294,943
    2003                                                     64,656


* All Investment Accounts represent Class B units.

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) Mid Cap Value Fund
    2012                                                   $  7.50                           $  8.61
    2011                                                      7.67                              7.50
    2010                                                      6.53                              7.67
    2009                                                      5.00 (05/01/2009)                 6.53

American Century(R) VP Ultra(R) Fund
    2012                                                   $  5.49                           $  6.17
    2011                                                      5.50                              5.49
    2010                                                      4.80                              5.50
    2009                                                      3.62                              4.80
    2008                                                      6.26                              3.62
    2007                                                      5.24                              6.26
    2006                                                      5.50                              5.24
    2005                                                      5.00 (04/29/2005)                 5.50

American Century(R) VP Vista(SM) Fund
    2012                                                   $  5.79                           $  6.60
    2011                                                      6.36                              5.79
    2010                                                      5.20                              6.36
    2009                                                      4.30                              5.20
    2008                                                      8.49                              4.30
    2007                                                      6.15                              8.49
    2006                                                      5.72                              6.15
    2005                                                      5.00 (04/29/2005)                 5.72

Calvert VP SRI Mid Cap Growth Portfolio
    2012                                                   $  8.45                           $  9.73
    2011                                                      8.36                              8.45
    2010                                                      6.44                              8.36
    2009                                                      4.94                              6.44
    2008                                                      7.97                              4.94
    2007                                                      7.33                              7.97
    2006                                                      6.95                              7.33
    2005                                                      7.01                              6.95
    2004                                                      6.50                              7.01
    2003                                                      5.00 (01/01/2003)                 6.50

Columbia Variable Portfolio - Small Cap Value Fund
    2012                                                   $  5.31                           $  5.84
    2011                                                      5.72                              5.31
    2010                                                      4.57                              5.72
    2009                                                      3.70                              4.57
    2008                                                      5.00 (05/01/2008)                 3.70

Columbia Variable Portfolio - US Government Mortgage Fund (Formerly Columbia Variable Portfolio - Short Duration US Govt Fund)
    2012                                                   $  5.01                           $  5.02
    2011                                                      5.00 (04/28/2011)                 5.01

Dreyfus Investment Portfolio Small Cap Stock Index Portfolio
    2012                                                   $  7.85                           $  8.97
    2011                                                      7.91                              7.85
    2010                                                      6.37                              7.91
    2009                                                      5.00 (05/01/2009)                 6.37

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) Mid Cap Value Fund
    2012                                                       14,230
    2011                                                       14,453
    2010                                                        9,652
    2009                                                        3,745

American Century(R) VP Ultra(R) Fund
    2012                                                       34,209
    2011                                                       51,307
    2010                                                       35,694
    2009                                                       26,015
    2008                                                       25,537
    2007                                                       30,290
    2006                                                       17,691
    2005                                                          337

American Century(R) VP Vista(SM) Fund
    2012                                                       68,993
    2011                                                       83,093
    2010                                                       92,691
    2009                                                      104,296
    2008                                                      106,459
    2007                                                      108,633
    2006                                                    3,393,440
    2005                                                        2,788

Calvert VP SRI Mid Cap Growth Portfolio
    2012                                                       38,846
    2011                                                       41,280
    2010                                                       66,965
    2009                                                       41,638
    2008                                                       56,392
    2007                                                       66,410
    2006                                                       57,606
    2005                                                       54,247
    2004                                                       37,556
    2003                                                        6,590

Columbia Variable Portfolio - Small Cap Value Fund
    2012                                                    2,227,352
    2011                                                    2,683,939
    2010                                                    2,995,551
    2009                                                    3,456,956
    2008                                                    3,379,716

Columbia Variable Portfolio - US Government Mortgage Fund (Formerly Columbia Variable Portfolio - Short Duration US Govt Fund)
    2012                                                        3,366
    2011                                                        7,214

Dreyfus Investment Portfolio Small Cap Stock Index Portfolio
    2012                                                        2,270
    2011                                                        2,540
    2010                                                        2,536
    2009                                                            0


* All Investment Accounts represent Class B units.

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios, Technology Growth
    2012                                                   $  6.32                           $  7.19
    2011                                                      6.96                              6.32
    2010                                                      5.44                              6.96
    2009                                                      3.51                              5.44
    2008                                                      6.05                              3.51
    2007                                                      5.35                              6.05
    2006                                                      5.21                              5.35
    2005                                                      5.10                              5.21
    2004                                                      5.00 (05/28/2004)                 5.10

Dreyfus Variable Investment Fund, Appreciation Portfolio
    2012                                                   $  6.55                           $  7.12
    2011                                                      6.10                              6.55
    2010                                                      5.37                              6.10
    2009                                                      4.45                              5.37
    2008                                                      6.42                              4.45
    2007                                                      6.08                              6.42
    2006                                                      5.30                              6.08
    2005                                                      5.16                              5.30
    2004                                                      5.00 (05/28/2004)                 5.16

Fidelity(R) VIP Freedom Income Portfolio
    2012                                                   $  6.08                           $  6.39
    2011                                                      6.06                              6.08
    2010                                                      5.71                              6.06
    2009                                                      5.03                              5.71
    2008                                                      5.69                              5.03
    2007                                                      5.43                              5.69
    2006                                                      5.10                              5.43
    2005                                                      5.00 (05/20/2005)                 5.10

Fidelity(R) VIP Freedom 2005 Portfolio
    2012                                                   $  6.09                           $  6.58
    2011                                                      6.15                              6.09
    2010                                                      5.60                              6.15
    2009                                                      4.61                              5.60
    2008                                                      6.13                              4.61
    2007                                                      5.72                              6.13
    2006                                                      5.26                              5.72
    2005                                                      5.00 (05/20/2005)                 5.26

Fidelity(R) VIP Freedom 2010 Portfolio
    2012                                                   $  6.15                           $  6.79
    2011                                                      6.24                              6.15
    2010                                                      5.60                              6.24
    2009                                                      4.56                              5.60
    2008                                                      6.17                              4.56
    2007                                                      5.75                              6.17
    2006                                                      5.35                              5.75

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios, Technology Growth
    2012                                                      57,537
    2011                                                      69,594
    2010                                                      77,445
    2009                                                      43,581
    2008                                                      34,908
    2007                                                      30,287
    2006                                                      14,498
    2005                                                       9,362
    2004                                                       1,472

Dreyfus Variable Investment Fund, Appreciation Portfolio
    2012                                                      41,932
    2011                                                      41,762
    2010                                                      32,305
    2009                                                      31,937
    2008                                                      33,608
    2007                                                      45,172
    2006                                                      47,114
    2005                                                      20,048
    2004                                                      13,103

Fidelity(R) VIP Freedom Income Portfolio
    2012                                                      57,651
    2011                                                      47,752
    2010                                                      60,207
    2009                                                     128,761
    2008                                                     189,958
    2007                                                     201,066
    2006                                                      74,135
    2005                                                      76,179

Fidelity(R) VIP Freedom 2005 Portfolio
    2012                                                         427
    2011                                                       1,369
    2010                                                      19,293
    2009                                                      23,026
    2008                                                      21,512
    2007                                                      30,266
    2006                                                      32,893
    2005                                                      17,914

Fidelity(R) VIP Freedom 2010 Portfolio
    2012                                                      49,386
    2011                                                      66,953
    2010                                                      58,782
    2009                                                      40,875
    2008                                                     115,634
    2007                                                       8,594
    2006                                                       5,698


* All Investment Accounts represent Class B units.

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                               AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2015 Portfolio
    2012                                                  $  6.22                          $  6.90
    2011                                                     6.33                             6.22
    2010                                                     5.67                             6.33
    2009                                                     4.58                             5.67
    2008                                                     6.36                             4.58
    2007                                                     5.90                             6.36
    2006                                                     5.35                             5.90
    2005                                                     5.00 (05/20/2005)                5.35

Fidelity(R) VIP Freedom 2020 Portfolio
    2012                                                  $  6.11                          $  6.83
    2011                                                     6.25                             6.11
    2010                                                     5.53                             6.25
    2009                                                     4.34                             5.53
    2008                                                     6.53                             4.34
    2007                                                     6.00                             6.53
    2006                                                     5.43                             6.00
    2005                                                     5.00 (05/20/2005)                5.43

Fidelity(R) VIP Freedom 2025 Portfolio
    2012                                                  $  6.10                          $  6.93
    2011                                                     6.32                             6.10
    2010                                                     5.53                             6.32
    2009                                                     4.30                             5.53
    2008                                                     6.62                             4.30
    2007                                                     6.07                             6.62
    2006                                                     5.44                             6.07
    2005                                                     5.00 (05/20/2005)                5.44

Fidelity(R) VIP Freedom 2030 Portfolio
    2012                                                  $  5.93                          $  6.76
    2011                                                     6.17                             5.93
    2010                                                     5.38                             6.17
    2009                                                     4.14                             5.38
    2008                                                     6.77                             4.14
    2007                                                     6.16                             6.77
    2006                                                     5.52                             6.16
    2005                                                     5.00 (05/20/2005)                5.52

Fidelity(R) VIP Asset Manager(SM) Portfolio
    2012                                                  $  7.31                          $  8.12
    2011                                                     7.60                             7.31
    2010                                                     6.74                             7.60
    2009                                                     5.29                             6.74
    2008                                                     7.52                             5.29
    2007                                                     6.60                             7.52
    2006                                                     6.23                             6.60
    2005                                                     6.06                             6.23
    2004                                                     5.82                             6.06
    2003                                                     5.00 (01/01/2003)                5.82

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Freedom 2015 Portfolio
    2012                                                     54,332
    2011                                                     78,229
    2010                                                     79,502
    2009                                                     65,553
    2008                                                     18,228
    2007                                                     10,060
    2006                                                      7,785
    2005                                                      6,445

Fidelity(R) VIP Freedom 2020 Portfolio
    2012                                                     99,822
    2011                                                    127,280
    2010                                                     79,375
    2009                                                     91,304
    2008                                                     87,762
    2007                                                    147,757
    2006                                                     11,071
    2005                                                     11,002

Fidelity(R) VIP Freedom 2025 Portfolio
    2012                                                     88,342
    2011                                                     53,394
    2010                                                     99,186
    2009                                                     97,636
    2008                                                     60,361
    2007                                                     44,578
    2006                                                     39,791
    2005                                                      6,674

Fidelity(R) VIP Freedom 2030 Portfolio
    2012                                                     89,046
    2011                                                     58,422
    2010                                                     45,952
    2009                                                     40,149
    2008                                                     19,131
    2007                                                     13,276
    2006                                                      8,605
    2005                                                        188

Fidelity(R) VIP Asset Manager(SM) Portfolio
    2012                                                    266,210
    2011                                                    313,648
    2010                                                    346,374
    2009                                                    371,358
    2008                                                    422,457
    2007                                                    441,651
    2006                                                    503,712
    2005                                                    732,122
    2004                                                    749,297
    2003                                                    455,118


* All Investment Accounts represent Class B units.

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                               AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
    2012                                                  $  9.04                          $ 10.38
    2011                                                     9.39                             9.04
    2010                                                     8.12                             9.39
    2009                                                     6.06                             8.12
    2008                                                    10.68                             6.06
    2007                                                     9.20                            10.68
    2006                                                     8.34                             9.20
    2005                                                     7.23                             8.34
    2004                                                     6.34                             7.23
    2003                                                     5.00 (01/01/2003)                6.34

Fidelity(R) VIP Equity-Income Portfolio
    2012                                                  $  7.25                          $  8.40
    2011                                                     7.28                             7.25
    2010                                                     6.40                             7.28
    2009                                                     4.98                             6.40
    2008                                                     8.80                             4.98
    2007                                                     8.78                             8.80
    2006                                                     7.40                             8.78
    2005                                                     7.08                             7.40
    2004                                                     6.43                             7.08
    2003                                                     5.00 (01/01/2003)                6.43

Fidelity(R) VIP Growth Portfolio
    2012                                                  $  7.39                          $  8.37
    2011                                                     7.48                             7.39
    2010                                                     6.10                             7.48
    2009                                                     4.82                             6.10
    2008                                                     9.24                             4.82
    2007                                                     7.37                             9.24
    2006                                                     6.99                             7.37
    2005                                                     6.69                             6.99
    2004                                                     6.56                             6.69
    2003                                                     5.00 (01/01/2003)                6.56

Fidelity(R) VIP High Income Portfolio
    2012                                                  $  9.32                          $ 10.50
    2011                                                     9.07                             9.32
    2010                                                     8.07                             9.07
    2009                                                     5.68                             8.07
    2008                                                     7.67                             5.68
    2007                                                     7.56                             7.67
    2006                                                     6.89                             7.56
    2005                                                     6.79                             6.89
    2004                                                     6.28                             6.79
    2003                                                     5.00 (01/01/2003)                6.28

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
    2012                                                  1,266,554
    2011                                                  1,514,354
    2010                                                  1,766,652
    2009                                                  1,930,167
    2008                                                  2,179,481
    2007                                                  2,589,952
    2006                                                  2,785,199
    2005                                                  2,724,643
    2004                                                  2,473,556
    2003                                                  1,715,316

Fidelity(R) VIP Equity-Income Portfolio
    2012                                                    379,655
    2011                                                    461,356
    2010                                                    530,232
    2009                                                    625,388
    2008                                                  5,008,462
    2007                                                  3,731,621
    2006                                                  3,690,644
    2005                                                  2,630,907
    2004                                                  1,814,637
    2003                                                    479,746

Fidelity(R) VIP Growth Portfolio
    2012                                                    337,376
    2011                                                    383,242
    2010                                                    427,291
    2009                                                    476,834
    2008                                                    520,350
    2007                                                    567,086
    2006                                                    728,255
    2005                                                    763,527
    2004                                                    855,620
    2003                                                    570,432

Fidelity(R) VIP High Income Portfolio
    2012                                                    356,223
    2011                                                    263,472
    2010                                                    308,390
    2009                                                    345,424
    2008                                                    354,653
    2007                                                    503,704
    2006                                                    541,451
    2005                                                  1,180,621
    2004                                                    764,742
    2003                                                    408,600


* All Investment Accounts represent Class B units.

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio
    2012                                                   $  7.57                           $  8.66
    2011                                                      7.52                              7.57
    2010                                                      6.62                              7.52
    2009                                                      5.30                              6.62
    2008                                                      8.52                              5.30
    2007                                                      8.19                              8.52
    2006                                                      7.17                              8.19
    2005                                                      6.93                              7.17
    2004                                                      6.34                              6.93
    2003                                                      5.00 (01/01/2003)                 6.34

Fidelity(R) VIP MidCap Portfolio
    2012                                                   $  7.19                           $  8.14
    2011                                                      8.18                              7.19
    2010                                                      6.44                              8.18
    2009                                                      5.00 (05/01/2009)                 6.44

Fidelity(R) VIP Overseas Portfolio
    2012                                                   $  7.96                           $  9.49
    2011                                                      9.74                              7.96
    2010                                                      8.72                              9.74
    2009                                                      6.98                              8.72
    2008                                                     12.59                              6.98
    2007                                                     10.87                             12.59
    2006                                                      9.33                             10.87
    2005                                                      7.94                              9.33
    2004                                                      7.08                              7.94
    2003                                                      5.00 (01/01/2003)                 7.08

Franklin Small Cap Value Securities Fund
    2012                                                   $  5.11                           $  5.99
    2011                                                      5.37                              5.11
    2010                                                      4.23                              5.37
    2009                                                      3.31                              4.23
    2008                                                      5.00 (05/01/2008)                 3.31

Franklin Templeton VIP Founding Funds Allocation Fund
    2012                                                   $  4.57                           $  5.21
    2011                                                      4.69                              4.57
    2010                                                      4.29                              4.69
    2009                                                      3.33                              4.29
    2008                                                      5.00 (05/01/2008)                 3.33

Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund)
    2012                                                   $  5.00 (04/12/2012)              $  4.94

Invesco V.I. Diversified Dividend Fund
    2012                                                   $  4.57                           $  5.36
    2011                                                      5.00 (04/28/2011)                 4.57

                                                    NUMBER OF ACCUMULATION
                                                       UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio
    2012                                                    3,971,054
    2011                                                    5,052,900
    2010                                                    5,963,862
    2009                                                    6,570,984
    2008                                                    7,276,004
    2007                                                    6,592,076
    2006                                                    5,414,600
    2005                                                    4,192,621
    2004                                                    2,753,961
    2003                                                    1,420,457

Fidelity(R) VIP MidCap Portfolio
    2012                                                    1,141,604
    2011                                                    1,697,328
    2010                                                    1,876,680
    2009                                                    2,185,760

Fidelity(R) VIP Overseas Portfolio
    2012                                                      236,960
    2011                                                      313,261
    2010                                                      370,816
    2009                                                      430,012
    2008                                                    2,765,591
    2007                                                    2,894,507
    2006                                                    3,583,975
    2005                                                    2,347,254
    2004                                                    1,535,857
    2003                                                       51,541

Franklin Small Cap Value Securities Fund
    2012                                                       37,318
    2011                                                       44,422
    2010                                                       48,430
    2009                                                        5,175
    2008                                                       10,045

Franklin Templeton VIP Founding Funds Allocation Fund
    2012                                                       66,005
    2011                                                       71,255
    2010                                                       60,032
    2009                                                       24,634
    2008                                                        1,638

Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund)
    2012                                                       58,591

Invesco V.I. Diversified Dividend Fund
    2012                                                       57,934
    2011                                                          417


* All Investment Accounts represent Class B units.

                                                                                         ACCUMULATION UNIT
                                                    ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                                 AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund
    2012                                                   $  6.56                            $  7.36
    2011                                                      6.67                               6.56
    2010                                                      6.18                               6.67
    2009                                                      5.00 (05/01/2009)                  6.18

Invesco V.I. Global Health Care Fund
    2012                                                   $  7.77                            $  9.27
    2011                                                      7.57                               7.77
    2010                                                      7.28                               7.57
    2009                                                      5.78                               7.28
    2008                                                      8.20                               5.78
    2007                                                      7.43                               8.20
    2006                                                      7.15                               7.43
    2005                                                      6.70                               7.15
    2004                                                      6.29                               6.70
    2003                                                      5.00 (01/01/2003)                  6.29

Invesco V.I. Global Real Estate Fund
    2012                                                   $ 10.38                            $ 13.13
    2011                                                     11.25                              10.38
    2010                                                      9.70                              11.25
    2009                                                      7.47                               9.70
    2008                                                     13.67                               7.47
    2007                                                     14.66                              13.67
    2006                                                     10.42                              14.66
    2005                                                      9.24                              10.42
    2004                                                      6.83                               9.24

Invesco V.I. High Yield Fund
    2012                                                   $  7.37                            $  8.53
    2011                                                      7.40                               7.37
    2010                                                      6.60                               7.40
    2009                                                      4.38                               6.60
    2008                                                      5.97                               4.38
    2007                                                      5.97                               5.97
    2006                                                      5.46                               5.97
    2005                                                      5.39                               5.46
    2004                                                      6.45                               5.39
    2003                                                      5.00 (01/01/2003)                  6.45

Invesco V.I. International Growth Fund
    2012                                                   $  6.74                            $  7.67
    2011                                                      7.34                               6.74
    2010                                                      6.60                               7.34

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund
    2012                                                       1,751
    2011                                                       1,759
    2010                                                       1,668
    2009                                                         576

Invesco V.I. Global Health Care Fund
    2012                                                      37,378
    2011                                                      45,760
    2010                                                      47,140
    2009                                                      56,879
    2008                                                      84,620
    2007                                                      66,396
    2006                                                      80,871
    2005                                                      71,534
    2004                                                      46,784
    2003                                                      10,242

Invesco V.I. Global Real Estate Fund
    2012                                                   1,405,868
    2011                                                   1,640,604
    2010                                                   1,889,772
    2009                                                   2,150,201
    2008                                                   1,821,289
    2007                                                     287,652
    2006                                                     267,266
    2005                                                     126,895
    2004                                                      44,278

Invesco V.I. High Yield Fund
    2012                                                   1,248,139
    2011                                                   1,743,482
    2010                                                   2,309,418
    2009                                                   2,527,195
    2008                                                   2,688,173
    2007                                                   2,219,014
    2006                                                   1,501,961
    2005                                                     118,133
    2004                                                      78,992
    2003                                                      58,103

Invesco V.I. International Growth Fund
    2012                                                   4,266,164
    2011                                                   3,440,332
    2010                                                   3,411,729


* All Investment Accounts represent Class B units.

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                               AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund
    2012                                                  $ 10.99                           $11.24
    2011                                                     9.56                            10.99
    2010                                                     9.11                             9.56
    2009                                                     8.03                             9.11
    2008                                                    12.03                             8.03
    2007                                                    10.10                            12.03
    2006                                                     8.16                            10.10
    2005                                                     7.07                             8.16
    2004                                                     5.81                             7.07
    2003                                                     5.00 (01/01/2003)                5.81

Janus Aspen Flexible Bond Portfolio
    2012                                                  $  7.75                           $ 8.28
    2011                                                     7.35                             7.75
    2010                                                     6.90                             7.35
    2009                                                     6.17                             6.90
    2008                                                     5.90                             6.17
    2007                                                     5.58                             5.90
    2006                                                     5.43                             5.58
    2005                                                     5.39                             5.43
    2004                                                     5.25                             5.39
    2003                                                     5.00 (01/01/2003)                5.25

Janus Aspen Forty Portfolio
    2012                                                  $  3.81                           $ 4.68
    2011                                                     4.14                             3.81
    2010                                                     3.93                             4.14
    2009                                                     2.72                             3.93
    2008                                                     5.00 (05/01/2008)                2.72

Janus Aspen Overseas Portfolio
    2012                                                  $  5.88                           $ 6.57
    2011                                                     8.81                             5.88
    2010                                                     7.14                             8.81
    2009                                                     5.00 (05/01/2009)                7.14

Janus Aspen Perkins Mid Cap Value
    2012                                                  $  6.64                           $ 7.26
    2011                                                     6.94                             6.64
    2010                                                     6.09                             6.94
    2009                                                     5.00 (05/01/2009)                6.09

Janus Aspen Series Global Research Portfolio (Formerly Janus Aspen Worldwide Portfolio Institutional Class)
    2012                                                  $  6.04                           $ 7.15
    2011                                                     7.09                             6.04
    2010                                                     6.20                             7.09
    2009                                                     4.56                             6.20
    2008                                                     8.35                             4.56
    2007                                                     7.72                             8.35
    2006                                                     6.61                             7.72
    2005                                                     6.33                             6.61
    2004                                                     6.12                             6.33
    2003                                                     5.00 (01/01/2003)                6.12

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund
    2012                                                    148,352
    2011                                                    144,552
    2010                                                    167,807
    2009                                                    199,293
    2008                                                    301,318
    2007                                                    347,966
    2006                                                    338,949
    2005                                                    316,012
    2004                                                    207,881
    2003                                                    168,798

Janus Aspen Flexible Bond Portfolio
    2012                                                  8,298,392
    2011                                                  9,965,511
    2010                                                 10,745,327
    2009                                                 10,748,249
    2008                                                 15,904,195
    2007                                                 13,967,365
    2006                                                  5,701,650
    2005                                                  3,364,685
    2004                                                  2,528,720
    2003                                                  1,460,100

Janus Aspen Forty Portfolio
    2012                                                     79,811
    2011                                                     82,841
    2010                                                     77,631
    2009                                                     99,684
    2008                                                     43,223

Janus Aspen Overseas Portfolio
    2012                                                     55,365
    2011                                                     55,598
    2010                                                     53,989
    2009                                                      7,526

Janus Aspen Perkins Mid Cap Value
    2012                                                     20,791
    2011                                                     23,480
    2010                                                     22,822
    2009                                                      6,283

Janus Aspen Series Global Research Portfolio (Formerly Janus Aspen Worldwide Portfolio Institutional Class)
    2012                                                    456,771
    2011                                                    506,154
    2010                                                    600,987
    2009                                                    645,234
    2008                                                    773,970
    2007                                                    892,138
    2006                                                    956,009
    2005                                                  1,010,625
    2004                                                  1,022,487
    2003                                                    861,225


* All Investment Accounts represent Class B units.

                                                                                        ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Growth Portfolio
    2012                                                   $  7.93                           $  8.77
    2011                                                      8.01                              7.93
    2010                                                      6.30                              8.01
    2009                                                      5.00 (05/01/2009)                 6.30

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
    2012                                                   $  8.67                           $  9.89
    2011                                                      9.40                              8.67
    2010                                                      7.54                              9.40
    2009                                                      5.21                              7.54
    2008                                                      9.75                              5.21
    2007                                                      9.56                              9.75
    2006                                                      8.72                              9.56
    2005                                                      7.88                              8.72
    2004                                                      6.34                              7.88
    2003                                                      5.00 (05/01/2003)                 6.34

Neuberger Berman AMT Short Duration Bond Portfolio
    2012                                                   $  5.22                           $  5.39
    2011                                                      5.27                              5.22
    2010                                                      5.07                              5.27
    2009                                                      4.53                              5.07
    2008                                                      5.30                              4.53
    2007                                                      5.13                              5.30
    2006                                                      4.99                              5.13
    2005                                                      4.98                              4.99
    2004                                                      5.01                              4.98
    2003                                                      5.00 (05/01/2003)                 5.01

Neuberger Berman AMT Small Cap Growth Portfolio
    2012                                                   $  6.03                           $  6.48
    2011                                                      6.18                              6.03
    2010                                                      5.23                              6.18
    2009                                                      4.32                              5.23
    2008                                                      7.23                              4.32
    2007                                                      7.28                              7.23
    2006                                                      7.01                              7.28
    2005                                                      6.90                              7.01
    2004                                                      6.25                              6.90
    2003                                                      5.00 (05/01/2003)                 6.25

Pioneer Emerging Markets VCT Portfolio
    2012                                                   $  3.31                           $  3.66
    2011                                                      4.38                              3.31
    2010                                                      3.83                              4.38
    2009                                                      2.22                              3.83
    2008                                                      5.00 (05/01/2008)                 2.22

Pioneer Equity Income VCT Portfolio
    2012                                                   $  7.50                           $  8.14
    2011                                                      7.18                              7.50
    2010                                                      6.10                              7.18
    2009                                                      5.00 (05/01/2009)                 6.10

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Growth Portfolio
    2012                                                      42,995
    2011                                                      40,195
    2010                                                      15,461
    2009                                                         141

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
    2012                                                      90,680
    2011                                                     103,960
    2010                                                     127,279
    2009                                                     149,256
    2008                                                     151,959
    2007                                                     200,316
    2006                                                     986,858
    2005                                                   1,203,741
    2004                                                     350,263
    2003                                                           0

Neuberger Berman AMT Short Duration Bond Portfolio
    2012                                                     200,398
    2011                                                     204,932
    2010                                                     218,374
    2009                                                     229,666
    2008                                                     254,065
    2007                                                   8,974,984
    2006                                                   9,366,289
    2005                                                   6,125,756
    2004                                                   1,471,996
    2003                                                       3,173

Neuberger Berman AMT Small Cap Growth Portfolio
    2012                                                      28,412
    2011                                                      44,411
    2010                                                      54,894
    2009                                                      65,936
    2008                                                      69,416
    2007                                                      99,461
    2006                                                     135,153
    2005                                                     119,134
    2004                                                     288,683
    2003                                                      21,247

Pioneer Emerging Markets VCT Portfolio
    2012                                                   2,229,053
    2011                                                   2,108,860
    2010                                                   2,327,304
    2009                                                   2,564,812
    2008                                                   2,139,371

Pioneer Equity Income VCT Portfolio
    2012                                                       9,277
    2011                                                       7,552
    2010                                                       2,029
    2009                                                       1,702


* All Investment Accounts represent Class B units.

                                                                                         ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE                VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio
    2012                                                   $  7.10                           $  7.73
    2011                                                      7.52                              7.10
    2010                                                      6.56                              7.52
    2009                                                      5.31                              6.56
    2008                                                      8.19                              5.31
    2007                                                      7.90                              8.19
    2006                                                      6.86                              7.90
    2005                                                      6.55                              6.86
    2004                                                      6.16                              6.55
    2003                                                      5.00 (01/01/2003)                 6.16

Pioneer Growth Opportunities VCT Portfolio
    2012                                                   $  9.23                           $  9.75
    2011                                                      9.57                              9.23
    2010                                                      8.06                              9.57
    2009                                                      5.65                              8.06
    2008                                                      8.87                              5.65
    2007                                                      9.35                              8.87
    2006                                                      8.97                              9.35
    2005                                                      8.52                              8.97
    2004                                                      7.05                              8.52
    2003                                                      5.00 (01/01/2003)                 7.05

Royce Capital Fund - Small-Cap Portfolio
    2012                                                   $  5.33                           $  5.91
    2011                                                      5.58                              5.33
    2010                                                      4.69                              5.58
    2009                                                      3.51                              4.69
    2008                                                      5.00 (05/01/2008)                 3.51

T. Rowe Price Blue Chip Growth Portfolio
    2012                                                   $  6.22                           $  7.27
    2011                                                      6.21                              6.22
    2010                                                      5.41                              6.21
    2009                                                      3.85                              5.41
    2008                                                      6.79                              3.85
    2007                                                      6.10                              6.79
    2006                                                      5.64                              6.10
    2005                                                      5.00 (04/29/2005)                 5.64

T. Rowe Price Equity Income Portfolio
    2012                                                   $  7.51                           $  8.68
    2011                                                      7.66                              7.51
    2010                                                      6.75                              7.66
    2009                                                      5.44                              6.75
    2008                                                      8.63                              5.44
    2007                                                      8.46                              8.63
    2006                                                      7.21                              8.46
    2005                                                      7.03                              7.21
    2004                                                      6.19                              7.03
    2003                                                      5.00 (01/01/2003)                 6.19

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio
    2012                                                   4,241,991
    2011                                                   6,532,165
    2010                                                   7,134,256
    2009                                                   7,612,387
    2008                                                   6,348,954
    2007                                                   4,720,939
    2006                                                     140,177
    2005                                                     137,919
    2004                                                     139,714
    2003                                                     104,253

Pioneer Growth Opportunities VCT Portfolio
    2012                                                     137,752
    2011                                                     161,642
    2010                                                     198,480
    2009                                                     257,494
    2008                                                     314,555
    2007                                                     429,092
    2006                                                     540,159
    2005                                                     541,999
    2004                                                     526,938
    2003                                                     414,977

Royce Capital Fund - Small-Cap Portfolio
    2012                                                     105,554
    2011                                                     104,733
    2010                                                      76,697
    2009                                                      23,868
    2008                                                      16,329

T. Rowe Price Blue Chip Growth Portfolio
    2012                                                   3,079,342
    2011                                                   3,048,982
    2010                                                   3,236,979
    2009                                                   3,462,915
    2008                                                      94,210
    2007                                                     112,305
    2006                                                      61,867
    2005                                                      17,400

T. Rowe Price Equity Income Portfolio
    2012                                                     865,409
    2011                                                   1,075,304
    2010                                                   1,207,389
    2009                                                   1,383,567
    2008                                                   1,569,415
    2007                                                   1,974,573
    2006                                                   3,692,741
    2005                                                   3,038,419
    2004                                                   1,884,583
    2003                                                   1,346,603


* All Investment Accounts represent Class B units.

                                                                                       ACCUMULATION UNIT
                                                  ACCUMULATION UNIT VALUE               VALUE AT END OF
INVESTMENT ACCOUNT*                               AT BEGINNING OF PERIOD                    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond Portfolio
    2012                                                  $  6.04                          $  6.10
    2011                                                     6.02                             6.04
    2010                                                     5.91                             6.02
    2009                                                     5.53                             5.91
    2008                                                     5.52                             5.53
    2007                                                     5.30                             5.52
    2006                                                     5.16                             5.30
    2005                                                     5.14                             5.16
    2004                                                     5.15                             5.14
    2003                                                     5.00 (01/01/2003)                5.15

T. Rowe Price Mid-Cap Growth Portfolio
    2012                                                  $ 11.62                          $ 13.07
    2011                                                    11.93                            11.62
    2010                                                     9.43                            11.93
    2009                                                     6.56                             9.43
    2008                                                    11.03                             6.56
    2007                                                     9.51                            11.03
    2006                                                     9.04                             9.51
    2005                                                     7.98                             9.04
    2004                                                     6.83                             7.98
    2003                                                     5.00 (01/01/2003)                6.83

Templeton Foreign Securities Fund
    2012                                                  $  6.42                          $  7.49
    2011                                                     7.27                             6.42
    2010                                                     6.80                             7.27
    2009                                                     5.00 (05/01/2009)                6.80

Franklin Templeton Global Bond Securities Fund (Formerly Franklin Templeton Global Income Securities Fund)
    2012                                                  $  6.54                          $  7.45
    2011                                                     6.67                             6.54
    2010                                                     5.89                             6.67
    2009                                                     5.01                             5.89
    2008                                                     5.00 (05/01/2008)                5.01

Timothy Plan(R) Conservative Growth Portfolio
    2012                                                  $  5.98                          $  6.36
    2011                                                     5.94                             5.98
    2010                                                     5.35                             5.94
    2009                                                     4.42                             5.35
    2008                                                     6.26                             4.42
    2007                                                     5.83                             6.26
    2006                                                     5.42                             5.83
    2005                                                     5.00 (04/29/2005)                5.42

Timothy Plan(R) Strategic Growth Portfolio
    2012                                                  $  5.47                          $  6.01
    2011                                                     5.75                             5.47
    2010                                                     5.05                             5.75
    2009                                                     3.95                             5.05
    2008                                                     6.62                             3.95
    2007                                                     6.09                             6.62
    2006                                                     5.62                             6.09
    2005                                                     5.00 (04/29/2005)                5.62

                                                   NUMBER OF ACCUMULATION
                                                      UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond Portfolio
    2012                                                  8,770,357
    2011                                                  8,238,909
    2010                                                  8,471,444
    2009                                                  7,801,371
    2008                                                  9,120,643
    2007                                                    898,970
    2006                                                  1,043,543
    2005                                                  1,139,564
    2004                                                  2,113,637
    2003                                                  1,169,471

T. Rowe Price Mid-Cap Growth Portfolio
    2012                                                    404,477
    2011                                                    491,635
    2010                                                    595,465
    2009                                                    744,041
    2008                                                    898,142
    2007                                                  1,085,576
    2006                                                  1,337,181
    2005                                                  1,436,830
    2004                                                  1,549,178
    2003                                                  1,120,817

Templeton Foreign Securities Fund
    2012                                                  4,317,819
    2011                                                  4,135,712
    2010                                                  4,249,225
    2009                                                  4,274,645

Franklin Templeton Global Bond Securities Fund (Formerly Franklin Templeton Global Income Securities Fund)
    2012                                                    326,668
    2011                                                    326,381
    2010                                                    233,052
    2009                                                    117,875
    2008                                                     53,375

Timothy Plan(R) Conservative Growth Portfolio
    2012                                                  5,317,242
    2011                                                  5,499,054
    2010                                                  6,512,534
    2009                                                  7,144,621
    2008                                                  6,447,495
    2007                                                  4,921,446
    2006                                                  3,400,019
    2005                                                  1,252,218

Timothy Plan(R) Strategic Growth Portfolio
    2012                                                  2,421,935
    2011                                                  3,011,636
    2010                                                  2,600,695
    2009                                                  2,883,638
    2008                                                  2,729,028
    2007                                                  1,716,117
    2006                                                    848,212
    2005                                                    151,242


* All Investment Accounts represent Class B units.

                                                                                       ACCUMULATION UNIT
                                                   ACCUMULATION UNIT VALUE              VALUE AT END OF
INVESTMENT ACCOUNT*                                AT BEGINNING OF PERIOD                   PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Diversified Value Portfolio
    2012                                                  $  4.74                           $  5.45
    2011                                                     4.62                              4.74
    2010                                                     4.28                              4.62
    2009                                                     3.41                              4.28
    2008                                                     5.00 (05/01/2008)                 3.41

Vanguard(R) VIF Mid-Cap Index Portfolio
    2012                                                  $  6.59                           $  7.53
    2011                                                     6.81                              6.59
    2010                                                     5.50                              6.81
    2009                                                     3.97                              5.50
    2008                                                     6.92                              3.97
    2007                                                     6.60                              6.92
    2006                                                     5.88                              6.60
    2005                                                     5.00 (04/29/2005)                 5.88

Vanguard(R) VIF Small Company Growth Portfolio
    2012                                                  $  7.03                           $  7.96
    2011                                                     7.03                              7.03
    2010                                                     5.40                              7.03
    2009                                                     3.93                              5.40
    2008                                                     6.57                              3.93
    2007                                                     6.42                              6.57
    2006                                                     5.90                              6.42
    2005                                                     5.00 (04/29/2005)                 5.90

Vanguard(R) VIF Total Bond Market Index Portfolio
    2012                                                  $  6.64                           $  6.82
    2011                                                     6.25                              6.64
    2010                                                     5.94                              6.25
    2009                                                     5.68                              5.94
    2008                                                     5.47                              5.68
    2007                                                     5.18                              5.47
    2006                                                     5.03                              5.18
    2005                                                     5.00 (04/29/2005)                 5.03

                                                  NUMBER OF ACCUMULATION
                                                     UNITS OUTSTANDING
INVESTMENT ACCOUNT*                                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Diversified Value Portfolio
    2012                                                  4,564,670
    2011                                                  3,051,603
    2010                                                  3,494,340
    2009                                                  3,689,810
    2008                                                        678

Vanguard(R) VIF Mid-Cap Index Portfolio
    2012                                                  2,038,120
    2011                                                  2,644,768
    2010                                                  2,712,153
    2009                                                  3,114,274
    2008                                                  3,960,432
    2007                                                  2,616,306
    2006                                                  1,495,129
    2005                                                     53,564

Vanguard(R) VIF Small Company Growth Portfolio
    2012                                                     90,629
    2011                                                    111,909
    2010                                                    104,162
    2009                                                    106,783
    2008                                                     96,004
    2007                                                  1,943,362
    2006                                                     70,417
    2005                                                     10,708

Vanguard(R) VIF Total Bond Market Index Portfolio
    2012                                                  3,032,225
    2011                                                  3,550,952
    2010                                                  3,460,843
    2009                                                  3,245,474
    2008                                                    488,288
    2007                                                    257,086
    2006                                                     77,050
    2005                                                     11,173


* All Investment Accounts represent Class B units.

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS




AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2012, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $28,641.5 million and had equity of $2,243.8 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


THE VARIABLE ACCOUNT

The AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the Funds. Premiums may be allocated to one (1) or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund, or a Portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, , Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.


REVENUE AUL RECEIVES

Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in the underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the policies. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




FUND                                                                  OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio                                      Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio                                      Seeks long-term capital appreciation.
AllianceBernstein VPS International Growth Portfolio                  Seeks long-term capital growth.
AllianceBernstein VPS International Value Portfolio                   Seeks long-term capital growth.
AllianceBernstein VPS Small/Mid Cap Value Portfolio                   Seeks long-term growth of capital.
American Century(R) VP Income & Growth Fund                           Seeks capital growth and income as a secondary objective.
American Century(R) VP International Fund                             Seeks capital growth.
American Century(R) VP Mid Cap Value Fund                             Seeks long-term capital growth and seeks income as a secondary objective.
American Century(R) VP Ultra(R) Fund                                  Seeks long-term capital growth.


FUND                                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Vista(SM) Fund                         Seeks long-term capital growth.
Calvert VP SRI Mid Cap Growth Portfolio                       Seeks long-term capital appreciation.
Columbia Variable Portfolio - US Government Mortgage Fund     Seeks high level of current income and safety of principal.
(Formerly Columbia Variable Portfolio - Short Duration US
Govt Fund)
Columbia Variable Portfolio - Small Cap Value Fund            Seeks long-term capital appreciation.
Dreyfus Investment Portfolios, Small-Cap Stock Index          Seeks capital appreciation.
Portfolio
Dreyfus Investment Portfolios, Technology Growth Portfolio    Seeks to match the performance of the S&P Small Cap 600(R) Index
Dreyfus Variable Investment Portfolio, Appreciation Portfolio Seeks long-term capital growth and seeks current income as a secondary objective.
Fidelity(R) VIP Freedom Income Portfolio                      Seeks high total return with a secondary objective of principal preservation.
Fidelity(R) VIP Freedom 2005 Portfolio                        Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio                        Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2015 Portfolio                        Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio                        Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio                        Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio                        Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio                   Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio                       Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio                       Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio                              Seeks capital appreciation.
Fidelity(R) VIP High Income Portfolio                         Seeks a high level of current income, while also considering growth of capital.
Fidelity(R) VIP Index 500 Portfolio                           Seeks results that correspond to the total return of common stocks that  comprise the by the S&P 500(R) Index.
Fidelity(R) VIP Mid-Cap Portfolio                             Seeks long-term growth of capital.
Fidelity(R) VIP Overseas Portfolio                            Seeks long-term capital appreciation.
Franklin Small Cap Value Securities Fund                      Seeks long-term total return.
Franklin Templeton Global Bond Securities Fund (Formerly      Seeks high current income.
Franklin Templeton Global Income Securities Fund)
Franklin Templeton VIP Founding Funds Allocation Fund         Seeks capital appreciation and income as a secondary objective.
Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van        Seeks long-term growth of capital.
Kampen V.I. Mid Cap Growth Fund)
Invesco V.I. Core Equity Fund                                 Seeks growth of capital.
Invesco V.I. Diversified Dividend Fund                        Seeks current income and long-term growth of income and capital.
Invesco V.I. Global Health Care Fund                          Seeks long-term capital growth.
Invesco V.I. Global Real Estate Fund                          Seeks high total return.
Invesco V.I. High Yield Fund                                  Seeks a high level of current income.
Invesco V.I. International Growth Fund                        Seeks long-term capital growth.


FUND                                                           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund                                    Seeks capital growth and current income.
Janus Aspen Flexible Bond Portfolio                            Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                                    Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio                                 Seeks long-term capital growth
Janus Aspen Perkins Mid Cap Value Portfolio                    Seeks capital appreciation.
Janus Aspen Series Global Research Portfolio (Formerly Janus   Seeks long-term capital growth.
Aspen Worldwide Portfolio Institutional Class)
Neuberger Berman AMT Mid Cap Growth Portfolio                  Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio         Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio             Seeks highest available income and total return as a secondary objective.
Neuberger Berman AMT Small Cap Growth Portfolio                Seeks long-term capital growth.
OneAmerica Asset Director Portfolio                            Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio                     Seeks a high level of income and capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio                              Seeks to provide a level of current income.
OneAmerica Value Portfolio                                     Seeks long-term capital appreciation and current investment income as a secondary objective.
Pioneer Emerging Markets VCT Portfolio                         Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio                            Seeks current income and long-term growth of capital.
Pioneer Fund VCT Portfolio                                     Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT Portfolio                     Seeks capital growth.
Royce Capital Fund - Small-Cap Portfolio                       Seeks long-term capital growth.
T. Rowe Price Blue Chip Growth Portfolio                       Seeks to provide long-term growth and seeks income as a secondary objective.
T. Rowe Price Equity Income Portfolio                          Seeks high current income and long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio                      Seeks high level of current income.
T. Rowe Price Mid-Cap Growth Portfolio                         Seeks long-term capital appreciation.
Templeton Foreign Securities Fund                              Seeks long-term growth.
Timothy Plan(R) Conservative Growth Portfolio                  Seeks long-term capital growth.
Timothy Plan(R) Strategic Growth Portfolio                     Seeks long-term capital growth.
Vanguard(R) VIF Diversified Value Portfolio                    Seeks long-term capital appreciation and income.
Vanguard(R) VIF Mid-Cap Index Portfolio                        Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard(R) VIF Small Company Growth Portfolio                 Seeks long term capital appreciation.
Vanguard(R) VIF Total Bond Market Index Portfolio              Seeks to track the performance of a broad, market-weighted bond index


                                THE CONTRACTS




GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax-qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A, or 457 of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403(b) Annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under
Section 501(c)(3), and (4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408 or a Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

         PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD




APPLICATION FOR A CONTRACT

Any person or, in the case of qualified plans, any qualified organization wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.


PREMIUMS UNDER THE CONTRACTS

Premium payments under the Contracts may be made at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums may vary in amount and frequency, but each Premium payment must be at least $100 if paying Premiums through monthly APP (Automatic Premium Payment).

Otherwise, the minimum is $1,000. Premiums must total at least $5,000 in the first five (5) Contract Years. Premiums may not total more than $1 million in each of the first two (2) Contract Years. In subsequent Contract Years, Premiums may not exceed $15,000 for non-qualified Contracts or $30,000 for qualified Contracts, unless otherwise agreed to by AUL.

If the minimum Premium amounts are not met, AUL may, after sixty (60) days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a qualified plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the qualified plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent qualified plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at the Corporate Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five (5) Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate
Office.


RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period, which is a ten (10) day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to AUL's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven (7) days of receipt).


ALLOCATION OF PREMIUMS

At the time the Owner purchases the Contract, the Owner specifies the percentage of a Premium to be allocated to the Investment Accounts and to the Fixed Account(s). The sum of the allocations must equal 100 percent, with at least 1 percent of each Premium payment allocated to each account selected. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Corporate Office. The change will apply to the Premium payments received with or after receipt of the notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with the allocation instructions on the date AUL receives the Premium at the Corporate Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which AUL receives the Premium at the Corporate Office.

In those states that require the refund of the greater of Premiums paid or Account Value, AUL generally allocates all Premiums received (as well as any Credit applied) to AUL's General Account prior to the end of the Right to Examine Period. AUL will credit interest daily on Premiums so allocated. However, AUL reserves the right to allocate Premiums to the available Fixed Account(s) and the Investment Accounts of the Separate Account in accordance with the allocation instructions prior to the expiration of the Right to Examine Period. At the end of the Right to Examine Period, AUL transfers the Net Premium and interest to the Fixed Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the right to examine period solely as it applies to this transfer, AUL assumes that receipt of the Contract occurs five (5) calendar days after the Contract Date.


TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at the Corporate Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $25, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. However, AUL may charge $25 for each transfer in excess of twenty-four (24) in any policy year. AUL reserves the right, however, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet-based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures. Transfers into some Investment Accounts could result in termination of certain riders.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in the portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.


MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, the Owner's trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and the Owner's is limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on that Fund's respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the DCA Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the MMIA to the OneAmerica Value Investment Account. The following table illustrates the effect of DCA over a six (6) month period.

                     TRANSFER          UNIT              UNITS
      MONTH           AMOUNT           VALUE           PURCHASED
----------------------------------------------------------------
        1             $1,000            $20                 50
        2             $1,000            $25                 40
        3             $1,000            $30             33.333
        4             $1,000            $40                 25
        5             $1,000            $35             28.571
        6             $1,000            $30             33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

Under the DCA Program, the Owner deposits Premiums into the MMIA and then authorizes AUL to transfer a specific dollar amount from the MMIA into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the DCA Program, or until there is not enough money in the MMIA to continue the DCA Program, whichever occurs first. To participate in the DCA Program, AUL requires a minimum deposit of $10,000 into the MMIA.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to any of the Fixed Accounts are not permitted under the DCA Program. At least seven (7) days advance written notice to AUL is required before the date of the first proposed transfer.

AUL offers the DCA Program to Contract Owners at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the DCA Program at any time. Transfers under the DCA Program will not count toward the twenty-four
(24) free transfers granted to each Contract per year. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the DCA Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the DCA Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at the Corporate Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to automatically adjust the Owner's Investment Account balances to be consistent with the allocation most-recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the free transfers permitted each Policy year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when the Owner requests any transfer or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of the Portfolio Rebalancing Program.

AUL does not currently charge for the Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio Rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable annuity. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable annuity, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed by Ibbotson Associates, which is an independent entity unrelated to AUL, each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by Ibbotson Associates. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS

Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by Ibbotson Associates. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.


PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally annually) by Ibbotson Associates to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying portfolios to incur transactional expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the Models.

As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by the Ibbotson Associates. Neither AUL nor OAM dictates to Ibbotson Associates the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of Ibbotson Associates to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service, and has the right to terminate or change the Program at any time.


CONTRACT OWNER'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the MMIA was initially set at one dollar ($1) and all the other Investment Accounts were initially set at five dollars ($5). Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a) is equal to:

   (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

   (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

   (3) a credit or charge with respect to taxes, if any, paid or reserved by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period; plus the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the mortality and expense risk charge.



                           CHARGES AND DEDUCTIONS




PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a Premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL may assess a Premium tax charge to reimburse itself for Premium taxes that it incurs. This charge will be deducted as Premium taxes are incurred by AUL, which is usually when an Annuity is effected. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. However, if a cash withdrawal is made or the Contract is surrendered by the Owner, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL on the amount withdrawn if the Contract is within the withdrawal charge period. The withdrawal charge period varies depending upon whether the Contract Owner elected the Withdrawal Charge Reduction Rider. An amount withdrawn during a Contract Year referred to as the Free Withdrawal Amount will not be subject to an otherwise applicable withdrawal charge. The Free Withdrawal Amount is 12 percent of Account Value as of the most recent Contract Anniversary, or 12 percent of the Account Value as of the first withdrawal in the first Contract Year.

The chart below illustrates the amount of the withdrawal charge that applies to the Contracts based on the number of years that the Contract has been in existence.




                  CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

Contract Year                             1           2            3           4            5           6            7
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                               7%           6%          5%           4%          3%           2%          1%
Flexible Premium Contracts with
Withdrawal Charge Reduction Rider       7%           6%          5%           4%          3%           0%          0%


                  CHARGE AS A PERCENTAGE OF FIRST YEAR PREMIUM ON WITHDRAWAL EXCEEDING 12% FREE WITHDRAWAL AMOUNT

Contract Year                           8 or more
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium
Contracts                                  0%
Flexible Premium Contracts with
Withdrawal Charge Reduction Rider          0%



In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Contract, exceed 8 percent of the total Premiums paid. In addition, no withdrawal charge will be imposed upon payment of Death Proceeds under the Contract.

A withdrawal charge may be assessed upon annuitization of a Contract. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth (5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise the withdrawal charge will apply. A withdrawal may result in taxable income to the Contract Owner.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase or decrease the withdrawal charge for any Contracts established on or after the effective date of the change, but the withdrawal charge will not exceed 8 percent of the total Premiums paid.


MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a daily charge from the Variable Account prior to the calculation of the unit value. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account. The charge is currently 1.15 percent of the average annual Account Value.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than the AUL actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge.


ANNUAL CONTRACT FEE

AUL deducts a maximum annual Contract fee from each Owner's Account Value pro rata based on the Owner's amounts in each account. Refer to the Expense Table for current charges. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with the operation of the Variable Account. AUL does not expect to profit from this fee. The fee is currently $50 for Contracts with Account Values less than $20,000; $30 for Contracts with Account Values $20,000 or greater, but less than $50,000; and, $0 for Contracts with Account Values $50,000 or greater.


ADMINISTRATIVE FEE

AUL deducts a daily charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. Refer to the Expense Table for current charges. This charge is assessed to reimburse AUL for the expenses associated with the administration of the Contracts. AUL may ultimately realize a profit from this charge to the extent it is not needed to address administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose, including any distribution expenses not covered by the withdrawal charge. The fee is currently 0.15 percent as a percentage of annual Account Value.


RIDER CHARGES

The addition of any rider will result in additional charges that will be deducted proportionately from either the Account Value or only the Variable Account Value.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Enhanced Death Benefit Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.15 percent as an equivalent annual percentage of average Variable Account Value.

If the Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.

If the Enhanced Earnings Benefit Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Account Value.

If the Guaranteed Minimum Annuitization Benefit is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If the Guaranteed Return of Premium Rider is elected, AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.40 percent as an equivalent annual percentage of average Variable Account Value.

If an Extra Credit Premium Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.55 percent for the 3% Rider; 0.65 percent for the 5% Rider; and, 0.75 percent for the 6% Rider; all as an equivalent annual percentage of average Account Value.

If the Withdrawal Charge Reduction Rider is elected, AUL deducts a monthly charge from the Account Value pro rata based on the Owner's amounts in each Investment Account to pay for the rider. The charge is currently 0.30 percent as an equivalent annual percentage of average Account Value.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its

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
Investment Accounts. No such charge is currently assessed. A transfer charge of $25 is imposed on all transfers in excess of twenty four (24) in a Contract Year.


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge and annual Contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the withdrawal and/or annual Contract fee may be reduced in connection with acquisition of the Contract in exchange for another Annuity Contract issued by AUL. AUL may also reduce or waive the withdrawal charge and annual Contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Mortality and Expense Risk Charge shall not increase once a Contract has been sold. AUL reserves the right to increase the Mortality and Expense Risk Charge on future Contracts. AUL may increase the Annual Contract fee or the Administrative Fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.



                                DISTRIBUTIONS




CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine Period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may also take a partial withdrawal or surrender the Annuity during the Annuity period. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at the Corporate Office. Generally, surrender or withdrawal requests will be paid within seven (7) calendar days.

If AUL receives Proper Notice of a full surrender request, AUL will pay the Net Cash Value as of the end of the Valuation Period to the Owner.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative Market Value Adjustment on the amounts withdrawn from the MVA Fixed Accounts, and any applicable withdrawal charge. AUL reserves the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account Value is $250. In addition, Contracts issued in connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at the Corporate Office.

In addition to any withdrawal charges or applicable Market Value Adjustments, a surrender or a withdrawal may be subject to a Premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


LOAN PRIVILEGES

Loan privileges are only available on qualified Contracts under 401 or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Account Value, subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans. LOAN PRIVILEGES, WITH THE EXCEPTION OF NON-ERISA 403(b) PLANS, ARE NOT ALLOWED FOR ANY CONTRACTS APPLIED FOR ON OR AFTER MAY 1, 2011.

Loans from qualified Contracts are available beginning thirty (30) days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80 percent of the

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
Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40 percent of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50 percent of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above. AUL reserves the right to limit the number of loans outstanding at any time.

Loans will be administered according to the specific loan agreement, which may be requested from the Corporate Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five (5) years. Loans used to purchase the principal residence of the Contract Owner may be repaid within fifteen (15) years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Cash Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If Annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, AUL reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment (which consists of principal and interest) is not made when due, interest will continue to accrue, and the entire loan will be treated as a deemed distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a distribution of at least that amount, and this amount may again be treated as a distribution where required by law. Additional loans may not be available while a previous loan remains in default.

AUL reserves the right to modify the term or procedures if there is a change in applicable law. AUL also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or in part if the participant has additional loans from other plans or Contracts.

If a loan has been taken under this Contract, neither of the Guaranteed Minimum Withdrawal Benefit Riders may be selected.


DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at the Corporate Office.

At the time of application, Contract Owners may select one (1) of two (2) death benefits available under the Contract as listed below (the Enhanced Death Benefit Option Rider may not be available in all states at the time of application).

If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.


STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

  1) the Account Value less any outstanding loan and accrued interest, or

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including withdrawal charges, and less any outstanding loan and accrued interest.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for prior withdrawals, including any withdrawal charges, and less any outstanding loan and accrued interest; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary .

After the Owner's 86th birthday, the death benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary. Withdrawals will reduce the death benefit on a proportional basis.


DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving Spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a

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
settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the Contract is non-qualified, the payments must begin within one (1) year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the Contract is an IRA or funds a qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth
(5th) year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving Spouse, the surviving Spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's Spouse will assume all rights as Contract Owner. Within one hundred-twenty (120) days of the original Contract Owner's death, the Contract Owner's Spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.


DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within one hundred-twenty (120) days of the Annuitant's death, the Account Value, less any withdrawal charges, will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one (1) of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven
(7) days from the date Proper Notice is received at the Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period: (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."


ANNUITY PERIOD


GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an Annuity option on a fixed or variable basis, or a combination thereof. No withdrawal charge will apply if a life Annuity or survivorship Annuity option is selected and if the Contract is in its fifth
(5th) Contract Year or later and a fixed income option for a period of ten (10) or more years is chosen. Otherwise, Contract Proceeds are equal to the Account Value less any applicable withdrawal charge.

The Annuity Date is the date chosen for Annuity payments to begin. Such date will be the first (1st) day of a calendar month unless otherwise agreed upon by AUL. During the Accumulation Period, the Contract Owner may change the Annuity Date subject to approval by AUL. Annuitization is irrevocable once a request for annuitization is received in good order, unless a variable payment Annuity with no life contingency is selected.

When the Owner annuitizes, the Owner must choose:

  1. An Annuity payout option, and

  2. Either a fixed payment Annuity, variable payment Annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office prior to the Annuity Date. AUL may also require additional information before Annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's Spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed

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
at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding Annuity dates and options.


FIXED PAYMENT ANNUITY

The payment amount under a fixed payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the fixed payment Annuity table then in effect, after deducting applicable Premium taxes. The Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the fixed payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.


VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first Valuation Date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table the Owner selects, after deducting applicable Premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. ANNUITY UNITS AND PAYMENT AMOUNT - The dollar amount of the first payment is divided by the value of an Annuity unit as of the Annuity Date to establish the number of Annuity units representing each Annuity payment. The number of Annuity units established remains fixed during the Annuity payment period. The dollar amount of subsequent Annuity payments is determined by multiplying the fixed number of Annuity units by the Annuity unit value for the Valuation Period in which the payment is due.

  2. ASSUMED INVESTMENT RATE - The Assumed Investment Rate (AIR) is the investment rate built into the variable payment Annuity table used to determine the Owner's first Annuity payment. The Owner may select an AIR from 3 percent, 4 percent or 5 percent when the Owner annuitizes. A higher AIR means the Owner would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR the Owner chooses, Annuity payments will remain level. If the Owner does not select an AIR, the default AIR will be 3 percent.

  3. VALUE OF AN ANNUITY UNIT - The value of an Annuity unit for an
     Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity unit value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the variable payment Annuity table which the Owner selected.

  4. TRANSFERS - During the Annuity Period, transfers between Investment Accounts must be made in writing. AUL reserves the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by AUL.

Variable payment annuities may not be available at the time of annuitization.


PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of the Contract may be paid in one (1) sum or according to one (1) of the following options:

  1. INCOME FOR A FIXED PERIOD. Proceeds are payable in monthly installments for a specified number of years, not to exceed twenty (20).

  2. LIFE ANNUITY. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

  3. SURVIVORSHIP ANNUITY. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to AUL. Contract Proceeds payable in one (1) sum will accumulate interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater.

If a Contract Owner selects a variable payment Annuity with no life contingency, he or she may take a partial withdrawal or surrender the Annuity during the Annuity period.


SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a qualified plan, the terms of the applicable qualified plan should be referenced for pertinent limitations respecting the form of Annuity payments, the commencement of distributions, and other matters. For instance, Annuity payments under a qualified plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2 and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 , and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's Spouse and is more than ten (10) years younger than the Annuitant.



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                            THE FIXED ACCOUNT(S)




SUMMARY OF THE FIXED ACCOUNTS

Premiums designated to accumulate on a fixed basis may be allocated to one (1) of several Fixed Accounts which are part of AUL's General Account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.


NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging between 1 percent and 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

NON-MVA FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION.


MARKET VALUE ADJUSTED FIXED ACCOUNTS

MVA Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit to the Fixed Account the declared interest rate for the duration selected unless a distribution from the MVA Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a MVA, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No Market Value Adjustment will be applied to a MVA Fixed Account if the allocations are held until maturity. In that case, the MVA Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a MVA Fixed Account. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3 percent. MVA FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A full surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, plus or minus any applicable withdrawal charge and applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."


TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $25, the remaining amount will be transferred with the amount that has been requested. Transfers in excess of twenty-four (24) transfers within a Contract Year may result in a charge to the Contract Owner equal to $25 per transfer.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts surrendered or withdrawn from a Contract Owner's Fixed Account Values as for amounts surrendered or withdrawn from a Contract Owner's Variable Account Value. In

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
addition, the annual Contract fee will be the same whether or not an Owner's Contract value is allocated to the Variable Account or the Fixed Account(s). The daily Administrative Charge will be deducted from the Variable Account Value only and will not be assessed against the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.



                          MORE ABOUT THE CONTRACTS




DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with qualified plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary must be the Contract Owner's Spouse if the Contract Owner is married, unless the Spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the Spouse.


ASSIGNABILITY

A Contract Owner may not assign, transfer, sell, pledge, charge, encumber or in any way alienate a Contract or any rider or benefit that may be included in a Contract.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex or survival of any person on whose life Annuity payments depend.


MISSTATEMENTS

If the age or sex of any Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.


ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.


OPTIONAL BENEFITS

There are several riders available at the time of application which are described below. Some of these riders are not available in all states. These riders carry their own charges which are described in the Expense Table in this Prospectus. Not all benefits are available in all states or available at issue.

THE FOLLOWING RIDERS ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009: GUARANTEED RETURN OF PREMIUM RIDER, GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER, LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER, AND THE OWNER & SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THESE RIDERS MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.


EARNINGS BENEFIT RIDER

The Earnings Benefit Rider will pay up to 35 percent, depending on the issue age of the Contract Owner, of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the Owner. The gain in the Contract will be calculated as the Account Value less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The benefit will be subject to a cap of

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
250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.


ENHANCED EARNINGS BENEFIT RIDER

The Enhanced Earnings Benefit Rider will pay 35 percent of the gain in the Contract up to a cap of a specified percent of Premium upon the death of the Owner. The gain in the Contract will be calculated as the death benefit (adjusted for the enhanced death benefit, but not earnings benefit or enhanced earnings benefit) less Premiums, adjusted for withdrawals (Premiums will not include those deposited in the twelve (12) months prior to death, except for a death in the first year which will include all Premiums paid). The Enhanced Earnings Benefit Rider can be added only if the Enhanced Death Benefit Rider has been selected. The benefit will be subject to a cap of 250 percent of adjusted Premium. The adjusted Premium will not exceed $1 million for the purposes of this benefit. See the Expense Table for the annual charge for this benefit.


ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; withdrawals will reduce the death benefit on a proportional basis; or

  3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

    After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.


EXTRA CREDIT PREMIUM RIDER

In some Contracts, the Contract Owner may select the Extra Credit Premium Rider at the time of application. AUL will credit additional sums (the "Credit") to the Contract value each time the Contract Owner makes a contribution within the first twelve months after the Contract is issued. The Contract Owner may select a Credit percentage of 3 percent (available only when the Withdrawal Charge Reduction Rider is elected), 5 percent or 6 percent. AUL will allocate Credit amounts among the investment options in the same ratio as Premiums are allocated. AUL will fund the Credit amounts from its General Account assets.

The annual charge for the Extra Credit Premium Rider can be found in the Expense Table. This rider charge will apply until the Credit is totally vested, according to the following vesting schedule.

  CONTRACT YEAR    3% CREDIT     5% CREDIT     6% CREDIT

        1               0%             0%            0%
        2               0%             0%        4.167%
        3              25%         16.67%        16.67%
        4              50%         33.33%        33.33%
        5              75%            50%           50%
        6             100%         66.67%        66.67%
        7             100%         83.33%        83.33%
        8             100%           100%          100%

The Credit is not part of the amount an Owner will receive if he or she returns the Contract, pursuant to the terms of the Right to Examine provision..In addition, all or part of the Credit will be recaptured by AUL if the Owner makes a withdrawal in the first seven (7) Contract years, depending upon the vesting schedule above. Regardless of whether or not the Credit is vested, all gains or losses attributable to such Credit are part of the Contract Owner's Account Value and are immediately vested.

The Contract Owner will be worse off for electing the Extra Credit Premium Rider in those situations where the gain on the Credit combined with the Credit itself are less than the charge for the rider over the same period. Conversely, the Contract Owner will be better off in those situations where the gain on the Credit combined with the Credit itself is greater than the charge assessed for the rider over the same period.

The gross fund return that is necessary for the Cash Value at the end of seven
(7) years or five (5) years, depending upon whether the Withdrawal Charge Reduction Rider is chosen, to be equal to the amount of consideration paid into the Contract is the break even rate for that particular rider. The break even rate is 2.23 percent for Contracts with a 3% Extra Credit Premium Rider and the Withdrawal Charge Reduction Rider; 1.50 percent for Contracts with a 5% Extra Credit Premium Rider; and 1.49 percent for Contracts with the 6% Extra Credit Premium Rider.

AUL expects to make a profit from the Extra Credit Premium Rider charges.


GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

THE GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If the Owner's Contract is annuitized at any time after the tenth (10th)

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
Contract Anniversary, the amount applied to the then-current Annuity table will be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account Value is reduced proportionally for any withdrawals. This rider is only available if the certain Models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Investment Account or Model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy Portfolio, the rider will be terminated automatically.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER AND THE OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER ARE NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

AUL offers two (2) guaranteed minimum withdrawal benefit riders: the Lifetime Guaranteed Minimum Withdrawal Benefit Rider and the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider. These riders guarantee that the Owner may take withdrawals up to a maximum amount per year ("Guaranteed Annual Withdrawal Amount" or "GAWA").

If the Lifetime Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, AUL guarantees that if the Owner's Account Value is reduced to zero due to a withdrawal less than or equal to the GAWA, AUL will pay an amount equal to the GAWA annually until the Owner's death and the death of the Owner's Spouse.

These riders are only available if the Portfolio Optimization Program is chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund or the Timothy Plan(R) Strategic Growth Fund. Any transfer of Account Value to any model not listed on the Policy Data Page as approved for use with this benefit will terminate the riders. These riders may be added after issue only for Owners that purchased this Contract during the calendar years 2006 and 2007 and if the Owner (and Spouse, if applicable) meet the minimum issue requirements for these riders. Further, the right to purchase a Guaranteed Minimum Withdrawal Benefit Rider after issue will only be available during the period May 1, 2008 to August 1, 2008, or until such later time if the foregoing period is extended by AUL. If a Guaranteed Minimum Annuitization Benefit Rider is in force at the time either of these riders are being added, it must be terminated.


GENERAL PROVISIONS OF BOTH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

With either of the riders, if the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and rider will terminate and the Owner will receive no further benefits.

If one (1) of these riders is effective as of the Contract Date, the initial Benefit Base will be equal to the Premiums on the Contract Date. If the rider is elected after the Contract Date, the initial Benefit Base will be equal to the Account Value on the rider effective date.

Thereafter, the Benefit Base will increase by the dollar amount of any additional Premiums. It will also increase on each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup."

The Benefit Base is reduced on a proportional basis by any withdrawal that exceeds the GAWA.

The Benefit Base can never be more than $5,000,000.

The initial GAWA is equal to the Benefit Base immediately prior to the Owner's first withdrawal multiplied by the applicable GAWA Percentage. The GAWA represents the maximum amount that can be taken as a partial withdrawal each Contract Year without reducing the GAWA going forward.

After the date of the Owner's first withdrawal, the GAWA may increase due to additional Premiums, by multiplying the new Benefit Base by the applicable GAWA Percentage. The GAWA may also be increased at each Contract Anniversary, as described below under "Automatic Annual Step-Up" and "5% Rollup." The GAWA is reduced for withdrawals in excess of the GAWA on a proportional basis.

AUTOMATIC ANNUAL STEP-UP. On any Contract Anniversary in which the Account Value is greater than the Benefit Base, an Automatic Annual Step-Up may occur. The Automatic Annual Step-Up will increase the Benefit Base to equal the Account Value on the date of the Step-Up (up to a maximum of $5,000,000). It will also increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on the date that a Step-Up occurs, the charge for the rider selected has changed for new purchasers, the Owner may be subject to the new charge at the time of such Step-Up. The Owner may decline a Step-Up by notifying AUL in writing at least thirty (30) days prior to the Contract Anniversary Date.

If a Step-Up is declined, Automatic Annual Step-Ups will not resume until the Owner notifies AUL in writing that the Owner would like to reinstate the Step-Ups. The Step-Up will resume on the next Contract Anniversary after AUL receives

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
the Owner's request for reinstatement. If the Owner does reinstate the Step-Up and the charge for this rider has changed for new purchasers, the Owner will be subject to the new charge.

5% ROLLUP. On each Contract Anniversary until the earlier of: (a) the date of the Owner's first withdrawal or (b) the tenth (10th) Contract Anniversary following the rider's effective date, the 5% Rollup amount will be equal to the initial Benefit Base on the selected rider's effective date, plus any additional Premiums which are received after the selected rider's effective date, accumulated annually at 5 percent to the Contract Anniversary. On each Contract Anniversary in which the 5% Rollup amount is greater than the Benefit Base, AUL will increase the Benefit Base to equal the 5% Rollup amount (up to a maximum of $5,000,000) and increase the GAWA to equal the GAWA Percentage multiplied by the new Benefit Base, if such amount is greater than the current GAWA.

If, on any Contract Anniversary when the Owner is eligible for the 5% Rollup, the Account Value is greater than the 5% Rollup amount, AUL will Step-Up the Benefit Base to equal the Account Value and the 5% Rollup will not apply. If the Owner chooses to decline the Step-Up (as described above under "Automatic Annual Step-Up"), the 5% Rollup will still apply.

The 5% Rollup will not be applicable after the earlier of: (a) the date of the Owner's first withdrawal; or (b) the tenth (10th) Contract Anniversary following the rider's effective date.

Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Internal Revenue Code of 1986, as amended, that exceed the GAWA for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year. This applies only in relation to the Required Minimum Distribution based on the value of the Contract.

The Owner must allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models in order to elect and maintain one (1) of these riders.

No loans may be taken against the Account Value as long as one (1) of these riders is in effect.

The charge for the selected rider is shown on the Rider Specifications Page. The charge will be assessed monthly against the greater of the Account Value or the Benefit Base. If a Step-Up occurs, the charge may be increased, but not above the then current charge then applicable to new purchasers. If, at the time of a Step-Up, AUL is no longer issuing these riders, the charge may be increased, but not above the maximum charge for the selected rider.

If the Account Value is reduced to zero due to a withdrawal in excess of the GAWA, the Contract and the rider will terminate and no further benefits will due under either.

AUL reserves the right to aggregate all OneAmerica partner company Contracts with this benefit.


OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE OWNER AND SPOUSAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Owner and Spousal Guaranteed Minimum Withdrawal Benefit Rider is selected, it is designed to facilitate the continuation of the Owner's rights under this rider by the Owner's Spouse. If the Contract Owner, or first Owner, in the case of joint Owners, dies and the Spouse elects to continue the Contract, AUL will continue the rider with respect to all benefits. The surviving Spouse will be the Contract Owner and cannot name a new Contract Owner.

If withdrawals under the rider have commenced, the GAWA will remain the same unless reduced due to a withdrawal in excess of the GAWA. If withdrawals under this rider have not commenced, the GAWA Percentage will be based on the attained age of the surviving Spouse at the time of the first withdrawal.

For purposes of this rider, the Spouse is identified as the Spouse of the Contract Owner at the time of the first withdrawal. If the Spouse is changed after the first withdrawal, the GAWA Percentage will continue based on the ages at the time of the first withdrawal made under the rider.

The payment amount in the Contract Year in which the Account Value is reduced to zero is equal to the remaining GAWA not yet withdrawn in that year. In subsequent Contract Years, the payment amount equals the GAWA in effect as of the date that the Account Value is reduced to zero.

TERMINATION. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice to terminate the rider. The rider will terminate on the next Contract Anniversary Date following receipt of the written request by AUL;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4. Full surrender of the Contract;

  5. Death of the Contract Owner or the Spouse of the Contract Owner (as defined in this rider) if he/she elects to continue the Contract at the original Contract Owner's death; or

  6. Annuitization of the Contract.



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

LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

THE LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

If the Lifetime Guaranteed Minimum Withdrawal Benefit is selected, the Owner may be eligible to receive a GAWA until the Owner's Death.

The applicable GAWA Percentage is based on the age of the Contract Owner at the time of the first withdrawal.

The applicable GAWA Percentage at the time of the first withdrawal will remain the GAWA Percentage during the remaining life of the rider.

The Benefit Base is reduced on a proportional basis by any withdrawals that exceed the GAWA.

Termination. The selected rider will terminate on the earliest of the following conditions:

  1. After completion of seven (7) Contract Years after the rider effective date, the Contract Owner may request by written notice that this rider be terminated. The rider will terminate on the next Contract Anniversary following receipt of the written request;

  2. Reduction of the Account Value to zero due to a withdrawal in excess of the GAWA;

  3. Failure to continue to allocate the Account Value in accordance with the permitted and available Portfolio Optimization Models;

  4. Full Surrender of the Contract;

  5. Death of the Contract Owner; or,

  6. Annuitization of the Contract.


GUARANTEED RETURN OF PREMIUM RIDER

THE GUARANTEED RETURN OF PREMIUM RIDER IS NOT AVAILABLE FOR CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009 AND MAY NOT BE PURCHASED AT THE TIME THE CONTRACT IS ISSUED OR AT ANY TIME AFTER ISSUE FOR ANY CONTRACTS APPLIED FOR ON OR AFTER FEBRUARY 2, 2009.

For those Contracts which have elected the Guaranteed Return of Premium Rider at the time of application, the following provisions apply. If the Owner's Contract is still in force at the end of the tenth (10th) Contract Anniversary, the Owner's Account Value will be adjusted to be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid under the Contract, less a proportional adjustment for amounts previously withdrawn.

This rider is only available if certain Models of the Portfolio Optimization Program are chosen or wholly allocated in the Timothy Plan(R) Conservative Growth Fund. Any transfer of Account Value to any Model not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. If the Owner terminates the Portfolio Optimization Program, or if the Owner transfers amounts from the Timothy portfolio, the rider will be terminated automatically.

Any Credit paid is not premium and would, therefore, not be included in the calculation of this benefit. See the Expense Table for the charge for this rider.


LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT RIDER

The Long Term Care Facility and Terminal Illness Benefit Rider ensures that surrender charges on withdrawals will not apply if a Contract Owner is confined for a continuous ninety (90) day period to a Long Term Care Facility or a thirty (30) day period to a hospital, as defined by the rider provisions. In addition, upon receipt of a physician's letter at the Corporate Office, no surrender charges will be deducted upon withdrawals if the Contract Owner is diagnosed, after the effective date of the Contract, by that physician to have a terminal illness as defined by the rider provisions. There is no charge for this rider.

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "Federal Tax Matters, Additional Considerations, Contracts Owned by Non-Natural Persons").


WITHDRAWAL CHARGE REDUCTION RIDER

The Withdrawal Charge Reduction Rider will reduce the withdrawal charge period by two (2) years. The final two (2) years of the withdrawal charge are dropped, and the previous years are consistent with the Withdrawal Charge schedule listed above. See the Expense Table for the annual charge for this rider. This charge will expire at the end of the fifth (5th) Contract year. Only the 3% Extra Credit Premium Rider will be available if the Withdrawal Charge Reduction Rider is elected.



                             FEDERAL TAX MATTERS




INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on Annuity payments, and on the economic benefits to the Owner, the Annuitant, and the

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
Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect Annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving Annuity payments under a Contract, should consult a tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS OF ANY CONTRACT, OR ANY TRANSACTION INVOLVING THE CONTRACTS AND INFORMATION CONTAINED HEREIN IS NOT INTENDED AS AND SHOULD NOT BE CONSIDERED TAX ADVICE. THE OWNER SHOULD CONSULT THE OWNER'S TAX ADVISOR.


DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable Contract Owner's control of the investments of a Separate Account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the Separate Account.

If the variable Contract Owner is considered the Owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in a Contract Owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as Annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.


TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an Annuity Contract until some form of distribution is made under the Contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."


1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the Annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract (determined without regard to any withdrawal charge in the case of a surrender or withdrawal) exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.


2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract.


3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of Annuity payments to date equals the investment in the Contract, the balance of the Annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.



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

4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10 percent penalty also does not apply in certain other circumstances described in Code Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five (5) years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.


ADDITIONAL CONSIDERATIONS


1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an Annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five (5) years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one (1) year after the date of death of the Owner. If the designated beneficiary is the Spouse of the Owner, the Contract may be continued in the name of the Spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary Annuitant is considered the Owner. In that case, a change in the primary Annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's Spouse. The endorsement that allows for joint ownership applies to Spouses only.


2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a Spouse. The 10 percent penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.


3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includible in gross income for prior taxable years with respect to the Contract) is includible in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section
59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of an immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.


4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Annuity Contracts issued by the same insurer to the same Contract Owner during any calendar year must be aggregated and treated as one (1) Contract. Thus, any amount received under any such Contract prior to the Contract's Annuity Commencement Date, such as a withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of qualified plans as described under "The Contracts." The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of qualified plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of qualified plans and the use of the Contract therewith:


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed a certain limit, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed a certain limit, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees; (3) provide contributions or benefits that do not exceed certain limitations; (4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.


4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) Plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) December 31, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.


5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.


QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of qualified plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

Periodic distributions (e.g., annuities and installment payments) from a qualified plan that will last for a period of ten (10) or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a qualified plan (other than an IRA) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible qualified plan, IRA or 457. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.


403(b) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase Annuity Contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred Annuity Contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) Annuity Contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one (1) of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old Contract, provided that the amounts transferred between Contracts meet certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


401 OR 403(b) PROGRAMS - LOAN PRIVILEGES

Generally, to the extent loans are permitted under the Contract, loans are non-taxable. However, loans under a 401 or 403(b) Contract are taxable in the event that the loan is in default. Please consult the Owner's tax advisor for more details.



                              OTHER INFORMATION




MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's Separate Accounts, funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Separate Account investment option that invests in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a Contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract by the total Accumulation Units of all Contracts on a particular date by times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Fund for shares already purchased or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of Contracts, or permit a conversion between classes of Contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one (1) or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another Separate Account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Separate Accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one (1) or more Investment Accounts and may establish a committee, board, or other group to manage one (1) or more aspects of the operation of the Variable Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity Contracts and retirement plans under the Internal Revenue Code and regulations issued thereunder or any state statute or regulation.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS



American United Life Insurance Company, Inc. or its related companies, may pay agents, intermediaries and other financial professionals for the sale of StarPoint and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend StarPoint over another product or service. Ask your salesperson for more information.



LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter (or any subsidiary) is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, the validity of the forms of the Contracts under Indiana law and federal securities and federal income tax laws have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2012, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


Description                                                                                                 Page

GENERAL INFORMATION AND HISTORY...........................................................................     3
DISTRIBUTION OF CONTRACTS.................................................................................     3
CUSTODY OF ASSETS.........................................................................................     3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT................................................................     3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS............................................     3
403(b) Programs...........................................................................................     4
408 and 408A Programs.....................................................................................     5
457 Programs..............................................................................................     6
Employee Benefit Plans....................................................................................     6
Tax Penalty for All Annuity Contracts.....................................................................     7
Withholding for Employee Benefit Plans and Tax-Deferred Annuities.........................................     8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................................................     9
FINANCIAL STATEMENTS......................................................................................     9

A Statement of Additional Information may be obtained without charge by calling or writing to AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                    INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                         VARIABLE ANNUITY STARPOINT


                    INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                      INDIANAPOLIS, INDIANA 46206-7127
                     (800) 537-6442 - www.oneamerica.com


                                 PROSPECTUS


                             Dated: May 1, 2013
--------------------------------------------------------------------------------

(This page left intentionally blank.)

(This page left intentionally blank.)

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Individual Variable Annuity Contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL.


AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 7127
INDIANAPOLIS, IN 46206-7127
www.oneamerica.com

(C) 2013 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.








7-15584B     (5/12)
[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

STARPOINT--

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442

                                                                     May 1, 2013

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2013

                          INDIVIDUAL FLEXIBLE PREMIUM
                           DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                         ONE AMERICAN SQUARE, P.O. BOX
                     7127 INDIANAPOLIS, INDIANA 46282-7127
                      (800) 537-6442 - www.oneamerica.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Deferred Variable Annuity, StarPoint dated May 1, 2013.


A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.




                               TABLE OF CONTENTS

DESCRIPTION                                                               PAGE
----------------------------------------------------------------------- --------
GENERAL INFORMATION AND HISTORY                                            3
DISTRIBUTION OF CONTRACTS                                                  3
CUSTODY OF ASSETS                                                          3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT                                 3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS          4
  403(b) Programs                                                          5
  408 and 408A Programs                                                    6
  457 Programs                                                             6
  Employee Benefit Plans                                                   7
  Tax Penalty for All Annuity Contracts                                    8
  Withholding for Employee Benefit Plans and Tax-
   Deferred Annuities                                                      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                              9
FINANCIAL STATEMENTS                                                       9

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

       TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to $17,500 for 2013. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $5,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $50,000, or (b) 100 percent of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's beneficiary or (2) over a specified period of ten
(10) years or more.

Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $5,500 or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $5,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner's compensation, or (b) $50,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b) of the Internal Revenue Code to the lesser of (a) $17,500, or (b) 100 percent of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income. Special ten (10) year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $51,000, or (b) 100 percent of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and

(c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

   (a) the Contract Owner has attained age 59 1/2;
   (b) the Contract Owner has died; or
   (c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-FREE DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2012 and 2011 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2012, December 31, 2011 and December 31, 2010, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2012 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Annuity Trust as of December 31, 2012 are included in this Statement of Additional Information.

[PWC LOGO]
               REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Annuity Unit Trust and the Board of Directors of American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2013

               AUL American Individual Variable Annuity Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $     7,533,333   $     5,560,019           160,897
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (104)
                                                       ---------------
Net assets                                             $     7,533,229
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     3,703,850           613,805   $          6.03
Band B                                                       3,829,379           438,863              8.73
                                                       ---------------   ---------------
Total                                                  $     7,533,229         1,052,668
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        93,990
Mortality & expense charges                                                                        (52,664)
                                                                                           ---------------
Net investment income (loss)                                                                        41,326
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           513,183
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               200,075
                                                                                           ---------------
Net gain (loss)                                                                                    713,258
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       754,584
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             41,326   $             37,575
Net realized gain (loss)                                                     513,183                714,842
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         200,075               (796,124)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            754,584                (43,707)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     262,050                261,048
Cost of units redeemed                                                    (1,762,472)            (1,926,954)
Account charges                                                              (73,159)               (84,161)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,573,581)            (1,750,067)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (818,997)            (1,793,774)
Net assets, beginning                                                      8,352,226             10,146,000
                                                                --------------------   --------------------
Net assets, ending                                              $          7,533,229   $          8,352,226
                                                                ====================   ====================

Units sold                                                                    36,479                 60,630
Units redeemed                                                              (273,725)              (338,318)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (237,246)              (277,688)
Units outstanding, beginning                                               1,289,914              1,567,602
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,052,668              1,289,914
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $        263,187,558
Cost of units redeemed                                                                         (254,233,487)
Account charges                                                                                  (2,355,144)
Net investment income (loss)                                                                      2,936,509
Net realized gain (loss)                                                                         (3,975,521)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,973,314
                                                                                       --------------------
Net assets                                                                             $          7,533,229
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.03               614   $         3,704               N/A               9.9%
12/31/2011                        5.49               794             4,359               N/A              -0.3%
12/31/2010                        5.51             1,003             5,529               N/A              13.4%
12/31/2009                        4.86             1,239             6,023               N/A              47.6%
12/31/2008                        3.29             1,466             4,829               N/A             -46.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.73               439   $         3,829              1.30%              8.4%
12/31/2011                        8.05               496             3,993              1.30%             -1.6%
12/31/2010                        8.18               564             4,617              1.30%             11.9%
12/31/2009                        7.31               651             4,758              1.30%             45.7%
12/31/2008                        5.02               740             3,713              1.30%            -46.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               1.2%
2011                               1.0%
2010                               0.7%
2009                               0.6%
2008                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
                  Alger Small Cap Growth I-2 Class - 015544406

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $    12,559,469   $    12,642,660           451,731
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,368)
                                                       ---------------
Net assets                                             $    12,549,101
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,589,685           278,318   $          5.71
Band B                                                      10,959,416           862,650             12.70
                                                       ---------------   ---------------
Total                                                  $    12,549,101         1,140,968
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (152,826)
                                                                                           ---------------
Net investment income (loss)                                                                      (152,826)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           256,302
Realized gain distributions                                                                      2,847,685
Net change in unrealized appreciation (depreciation)                                            (1,521,096)
                                                                                           ---------------
Net gain (loss)                                                                                  1,582,891
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,430,065
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (152,826)  $           (187,098)
Net realized gain (loss)                                                     256,302                133,338
Realized gain distributions                                                2,847,685                     --
Net change in unrealized appreciation (depreciation)                      (1,521,096)              (489,171)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,430,065               (542,931)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     948,833              1,469,767
Cost of units redeemed                                                    (3,007,874)            (6,489,878)
Account charges                                                             (111,333)              (144,068)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,170,374)            (5,164,179)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (740,309)            (5,707,110)
Net assets, beginning                                                     13,289,410             18,996,520
                                                                --------------------   --------------------
Net assets, ending                                              $         12,549,101   $         13,289,410
                                                                ====================   ====================

Units sold                                                                    93,631                144,451
Units redeemed                                                              (294,054)              (638,735)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (200,423)              (494,284)
Units outstanding, beginning                                               1,341,391              1,835,675
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,140,968              1,341,391
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $      1,729,015,608
Cost of units redeemed                                                                       (1,717,906,440)
Account charges                                                                                  (1,395,128)
Net investment income (loss)                                                                     (1,320,431)
Net realized gain (loss)                                                                            977,353
Realized gain distributions                                                                       3,261,330
Net change in unrealized appreciation (depreciation)                                                (83,191)
                                                                                       --------------------
Net assets                                                                             $         12,549,101
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.71               278   $         1,590               N/A              12.5%
12/31/2011                        5.08               323             1,641               N/A              -3.2%
12/31/2010                        5.24               443             2,322               N/A              25.3%
12/31/2009                        4.19               505             2,112               N/A              45.5%
12/31/2008                        2.88               577             1,658               N/A             -46.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         12.70               863   $        10,959              1.30%             11.0%
12/31/2011                       11.44             1,018            11,648              1.30%             -4.4%
12/31/2010                       11.97             1,393            16,674              1.30%             23.7%
12/31/2009                        9.68             1,625            15,725              1.30%             43.6%
12/31/2008                        6.74             1,566            10,554              1.30%            -47.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
         AllianceBernstein VPS International Growth A Class - 018792820

                            STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       111,770   $       109,558             6,523
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (17)
                                                       ---------------
Net assets                                             $       111,753
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         9,135             2,246   $          4.07
Band B                                                         102,618            26,811              3.83
                                                       ---------------   ---------------
Total                                                  $       111,753            29,057
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         2,187
Mortality & expense charges                                                                         (1,515)
                                                                                           ---------------
Net investment income (loss)                                                                           672
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,488)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                18,463
                                                                                           ---------------
Net gain (loss)                                                                                     15,975
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        16,647
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                672   $              3,597
Net realized gain (loss)                                                      (2,488)                13,493
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          18,463                (48,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,647                (31,880)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,494                 48,578
Cost of units redeemed                                                       (49,197)               (79,661)
Account charges                                                                 (716)                (1,065)
                                                                --------------------   --------------------
Increase (decrease)                                                          (41,419)               (32,148)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,772)               (64,028)
Net assets, beginning                                                        136,525                200,553
                                                                --------------------   --------------------
Net assets, ending                                              $            111,753   $            136,525
                                                                ====================   ====================

Units sold                                                                     2,337                 12,195
Units redeemed                                                               (13,847)               (20,958)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,510)                (8,763)
Units outstanding, beginning                                                  40,567                 49,330
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,057                 40,567
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $            239,426
Cost of units redeemed                                                                             (148,893)
Account charges                                                                                      (3,219)
Net investment income (loss)                                                                          6,825
Net realized gain (loss)                                                                             15,402
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,212
                                                                                       --------------------
Net assets                                                                             $            111,753
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.07                 2   $             9               N/A              15.5%
12/31/2011                        3.52                 2                 8               N/A             -15.9%
12/31/2010                        4.18                 9                36               N/A              12.9%
12/31/2009                        3.71                 8                31               N/A              39.6%
12/31/2008                        2.65                 1                 4               N/A             -46.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          3.83                27   $           103              1.30%             14.0%
12/31/2011                        3.36                38               129              1.30%            -16.9%
12/31/2010                        4.04                41               165              1.30%             11.4%
12/31/2009                        3.63                19                69              1.30%             37.8%
12/31/2008                        2.63                 1                 3              1.30%            -47.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               1.8%
2011                               3.4%
2010                               1.7%
2009                               3.7%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust AllianceBernstein VPS International Value A Class - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $        95,517   $       106,919             7,369
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        95,515
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $         7,359             2,329   $          3.16
Band B                                                          88,156            29,648              2.97
                                                       ---------------   ---------------
Total                                                  $        95,515            31,977
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         1,492
Mortality & expense charges                                                                         (1,486)
                                                                                           ---------------
Net investment income (loss)                                                                             6
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (19,107)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                30,276
                                                                                           ---------------
Net gain (loss)                                                                                     11,169
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        11,175
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  6   $             66,308
Net realized gain (loss)                                                     (19,107)            (1,394,473)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          30,276              1,049,138
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,175               (279,027)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,930                523,967
Cost of units redeemed                                                       (66,636)           (10,130,875)
Account charges                                                                 (622)               (42,559)
                                                                --------------------   --------------------
Increase (decrease)                                                          (58,328)            (9,649,467)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (47,153)            (9,928,494)
Net assets, beginning                                                        142,668             10,071,162
                                                                --------------------   --------------------
Net assets, ending                                              $             95,515   $            142,668
                                                                ====================   ====================

Units sold                                                                     3,317                181,410
Units redeemed                                                               (25,390)            (3,177,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,073)            (2,995,706)
Units outstanding, beginning                                                  54,050              3,049,756
                                                                --------------------   --------------------
Units outstanding, ending                                                     31,977                 54,050
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         34,070,323
Cost of units redeemed                                                                          (24,446,292)
Account charges                                                                                    (338,772)
Net investment income (loss)                                                                         87,498
Net realized gain (loss)                                                                         (9,265,840)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (11,402)
                                                                                       --------------------
Net assets                                                                             $             95,515
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE  ACCOUNT:  5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          3.16                 2   $             7               N/A              14.5%
12/31/2011                        2.76                 4                11               N/A             -19.3%
12/31/2010                        3.42                64               218               N/A               4.6%
12/31/2009                        3.27                60               197               N/A              34.7%
12/31/2008                        2.43               147               357               N/A             -51.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          2.97                30   $            88              1.30%             13.0%
12/31/2011                        2.63                50               132              1.30%            -20.3%
12/31/2010                        3.30             2,986             9,853              1.30%              3.2%
12/31/2009                        3.20             2,873             9,182              1.30%             32.9%
12/31/2008                        2.40             6,049            14,544              1.30%            -51.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               1.3%
2011                               2.5%
2010                               3.1%
2009                               0.9%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
         AllianceBernstein VPS Small/Mid Cap Value A CLass - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $    13,004,668   $    10,073,979           735,654
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,652)
                                                       ---------------
Net assets                                             $    12,999,016
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       379,841            60,186   $          6.31
Band B                                                      12,619,175         2,124,748              5.94
                                                       ---------------   ---------------
Total                                                  $    12,999,016         2,184,934
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        71,499
Mortality & expense charges                                                                       (163,910)
                                                                                           ---------------
Net investment income (loss)                                                                       (92,411)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           449,826
Realized gain distributions                                                                        416,695
Net change in unrealized appreciation (depreciation)                                             1,290,901
                                                                                           ---------------
Net gain (loss)                                                                                  2,157,422
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     2,065,011
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (92,411)  $           (105,013)
Net realized gain (loss)                                                     449,826                164,727
Realized gain distributions                                                  416,695                     --
Net change in unrealized appreciation (depreciation)                       1,290,901             (1,424,476)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,065,011             (1,364,762)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,545,307              1,760,985
Cost of units redeemed                                                    (2,798,496)            (3,067,282)
Account charges                                                             (107,632)              (123,991)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,360,821)            (1,430,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                      704,190             (2,795,050)
Net assets, beginning                                                     12,294,826             15,089,876
                                                                --------------------   --------------------
Net assets, ending                                              $         12,999,016   $         12,294,826
                                                                ====================   ====================

Units sold                                                                   293,549                341,500
Units redeemed                                                              (530,861)              (609,065)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (237,312)              (267,565)
Units outstanding, beginning                                               2,422,246              2,689,811
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,184,934              2,422,246
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         23,710,842
Cost of units redeemed                                                                          (13,558,083)
Account charges                                                                                    (535,603)
Net investment income (loss)                                                                       (415,301)
Net realized gain (loss)                                                                             (8,850)
Realized gain distributions                                                                         875,322
Net change in unrealized appreciation (depreciation)                                              2,930,689
                                                                                       --------------------
Net assets                                                                             $         12,999,016
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.31                60   $           380               N/A              18.7%
12/31/2011                        5.31                85               454               N/A              -8.4%
12/31/2010                        5.80                90               520               N/A              26.9%
12/31/2009                        4.57                70               319               N/A              42.9%
12/31/2008                        3.20                72               231               N/A             -36.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.94             2,125   $        12,619              1.30%             17.2%
12/31/2011                        5.07             2,337            11,841              1.30%             -9.6%
12/31/2010                        5.60             2,600            14,570              1.30%             25.3%
12/31/2009                        4.47             3,202            14,321              1.30%             41.0%
12/31/2008                        3.17             2,901             9,202              1.30%            -36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.6%
2011                               0.5%
2010                               0.5%
2009                               1.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
             American Century VP Income & Growth I Class - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $     2,582,180   $     2,390,536           374,169
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (413)
                                                       ---------------
Net assets                                             $     2,581,767
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,148,588           166.701   $          6.89
Band B                                                       1,433,179           174.817              8.20
                                                       ---------------   ---------------
Total                                                  $     2,581,767           341,518
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        55,987
Mortality & expense charges                                                                        (20,097)
                                                                                           ---------------
Net investment income (loss)                                                                        35,890
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,240
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               290,028
                                                                                           ---------------
Net gain (loss)                                                                                    331,268
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       367,158
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             35,890   $             23,290
Net realized gain (loss)                                                      41,240               (128,442)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         290,028                173,887
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            367,158                 68,735
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,726                202,175
Cost of units redeemed                                                      (689,781)              (632,699)
Account charges                                                              (22,603)               (22,201)
                                                                --------------------   --------------------
Increase (decrease)                                                         (544,658)              (452,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (177,500)              (383,990)
Net assets, beginning                                                      2,759,267              3,143,257
                                                                --------------------   --------------------
Net assets, ending                                              $          2,581,767   $          2,759,267
                                                                ====================   ====================

Units sold                                                                    27,166                 30,117
Units redeemed                                                               (99,122)              (101,805)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (71,956)               (71,688)
Units outstanding, beginning                                                 413,474                485,162
                                                                --------------------   --------------------
Units outstanding, ending                                                    341,518                413,474
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         67,213,199
Cost of units redeemed                                                                          (70,344,175)
Account charges                                                                                  (1,293,479)
Net investment income (loss)                                                                      1,296,694
Net realized gain (loss)                                                                          2,981,372
Realized gain distributions                                                                       2,536,512
Net change in unrealized appreciation (depreciation)                                                191,644
                                                                                       --------------------
Net assets                                                                             $          2,581,767
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.89               167   $         1,149               N/A              14.7%
12/31/2011                        6.00               189             1,137               N/A               3.1%
12/31/2010                        5.82               238             1,388               N/A              14.1%
12/31/2009                        5.10               281             1,434               N/A              18.1%
12/31/2008                        4.32               350             1,513               N/A             -34.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.20               175   $         1,433              1.30%             13.3%
12/31/2011                        7.24               224             1,622              1.30%              1.8%
12/31/2010                        7.11               247             1,755              1.30%             12.7%
12/31/2009                        6.31               294             1,855              1.30%             16.6%
12/31/2008                        5.41               392             2,121              1.30%            -35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               2.1%
2011                               1.5%
2010                               1.4%
2009                               4.6%
2008                               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              American Century VP International I Class - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $     6,403,113   $     5,914,416           716,633
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,575)
                                                       ---------------
Net assets                                             $     6,399,538
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,009,804           130,231   $          7.75
Band B                                                       5,389,734           575,878              9.36
                                                       ---------------   ---------------
Total                                                  $     6,399,538           706,109
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        53,296
Mortality & expense charges                                                                        (69,112)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,816)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (51,092)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,243,679
                                                                                           ---------------
Net gain (loss)                                                                                  1,192,587
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,176,771
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,816)  $             28,684
Net realized gain (loss)                                                     (51,092)              (294,856)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,243,679               (648,247)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,176,771               (914,419)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     751,110                557,172
Cost of units redeemed                                                    (1,573,035)            (1,832,377)
Account charges                                                              (47,929)               (59,566)
                                                                --------------------   --------------------
Increase (decrease)                                                         (869,854)            (1,334,771)
                                                                --------------------   --------------------
Net increase (decrease)                                                      306,917             (2,249,190)
Net assets, beginning                                                      6,092,621              8,341,811
                                                                --------------------   --------------------
Net assets, ending                                              $          6,399,538   $          6,092,621
                                                                ====================   ====================

Units sold                                                                    99,455                 68,024
Units redeemed                                                              (201,558)              (223,748)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (102,103)              (155,724)
Units outstanding, beginning                                                 808,212                963,936
                                                                --------------------   --------------------
Units outstanding, ending                                                    706,109                808,212
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        146,646,321
Cost of units redeemed                                                                         (140,598,007)
Account charges                                                                                  (1,293,409)
Net investment income (loss)                                                                        166,022
Net realized gain (loss)                                                                         (3,856,068)
Realized gain distributions                                                                       4,845,982
Net change in unrealized appreciation (depreciation)                                                488,697
                                                                                       --------------------
Net assets                                                                             $          6,399,538
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.75               130   $         1,010               N/A              21.2%
12/31/2011                        6.40               163             1,042               N/A             -12.0%
12/31/2010                        7.28               199             1,451               N/A              13.3%
12/31/2009                        6.42               238             1,526               N/A              33.8%
12/31/2008                        4.80               346             1,660               N/A             -44.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.36               576   $         5,390              1.30%              19.6%
12/31/2011                        7.83               645             5,050              1.30%             -13.2%
12/31/2010                        9.01               764             6,891              1.30%              11.8%
12/31/2009                        8.06               812             6,542              1.30%              32.0%
12/31/2008                        6.10             1,818            11,098              1.30%             -45.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.9%
2011                               1.5%
2010                               2.2%
2009                               2.7%
2008                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust American Century VP Mid Cap Value Fund - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       208,238   $       197,732            14,252
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (301)
                                                       ---------------
Net assets                                             $       207,937
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        85,444             9,464   $          9.03
Band B                                                         122,493            14,230              8.61
                                                       ---------------   ---------------
Total                                                  $       207,937            23,694
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         3,752
Mortality & expense charges                                                                         (1,641)
                                                                                           ---------------
Net investment income (loss)                                                                         2,111
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               724
Realized gain distributions                                                                         11,164
Net change in unrealized appreciation (depreciation)                                                14,002
                                                                                           ---------------
Net gain (loss)                                                                                     28,890
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        28,001
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,111   $                836
Net realized gain (loss)                                                         724                  5,854
Realized gain distributions                                                   11,164                  4,499
Net change in unrealized appreciation (depreciation)                          14,002                (17,987)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,001                 (6,798)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      83,046                121,621
Cost of units redeemed                                                       (74,978)               (64,398)
Account charges                                                               (1,903)                (1,571)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,165                 55,652
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,166                 48,854
Net assets, beginning                                                        173,771                124,917
                                                                --------------------   --------------------
Net assets, ending                                              $            207,937   $            173,771
                                                                ====================   ====================

Units sold                                                                    10,229                 15,681
Units redeemed                                                                (9,398)                (8,971)
                                                                --------------------   --------------------
Net increase (decrease)                                                          831                  6,710
Units outstanding, beginning                                                  22,863                 16,153
                                                                --------------------   --------------------
Units outstanding, ending                                                     23,694                 22,863
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            335,333
Cost of units redeemed                                                                             (161,969)
Account charges                                                                                      (4,184)
Net investment income (loss)                                                                          4,442
Net realized gain (loss)                                                                              8,146
Realized gain distributions                                                                          15,663
Net change in unrealized appreciation (depreciation)                                                 10,506
                                                                                       --------------------
Net assets                                                                             $            207,937
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.03                 9   $            85               N/A              16.2%
12/31/2011                        7.77                 8                65               N/A              -0.8%
12/31/2010                        7.83                 7                51               N/A              19.0%
12/31/2009                        6.58                 0                 2               N/A              31.7%

                                                       BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.61                14   $           122              1.30%             14.7%
12/31/2011                        7.50                14               108              1.30%             -2.1%
12/31/2010                        7.67                10                74              1.30%             17.4%
12/31/2009                        6.53                 4                24              1.30%             30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               2.0%
2011                               1.5%
2010                               2.8%
2009                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                  American Century VP Ultra I Class - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       266,014   $       215,083            24,628
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (30)
                                                       ---------------
Net assets                                             $       265,984
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        54,843             8,042   $          6.82
Band B                                                         211,141            34,209              6.17
                                                       ---------------   ---------------
Total                                                  $       265,984            42,251
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (2,955)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,955)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,124
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,070
                                                                                           ---------------
Net gain (loss)                                                                                     43,194
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        40,239
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,955)  $             (3,388)
Net realized gain (loss)                                                      29,124                 11,826
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,070                (13,915)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             40,239                 (5,477)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      64,283                145,298
Cost of units redeemed                                                      (147,971)               (54,538)
Account charges                                                               (2,169)                (2,246)
                                                                --------------------   --------------------
Increase (decrease)                                                          (85,857)                88,514
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,618)                83,037
Net assets, beginning                                                        311,602                228,565
                                                                --------------------   --------------------
Net assets, ending                                              $            265,984   $            311,602
                                                                ====================   ====================

Units sold                                                                    10,289                 25,389
Units redeemed                                                               (24,356)               (10,200)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,067)                15,189
Units outstanding, beginning                                                  56,318                 41,129
                                                                --------------------   --------------------
Units outstanding, ending                                                     42,251                 56,318
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            865,938
Cost of units redeemed                                                                             (640,021)
Account charges                                                                                     (10,878)
Net investment income (loss)                                                                        (13,027)
Net realized gain (loss)                                                                            (20,827)
Realized gain distributions                                                                          33,868
Net change in unrealized appreciation (depreciation)                                                 50,931
                                                                                       --------------------
Net assets                                                                             $            265,984
                                                                                       ====================

----------

* DATE OF FUND  INCEPTION INTO VARIABLE  ACCOUNT:  4/29/2005
 ACCUMULATION  UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.82                 8   $            55               N/A              13.9%
12/31/2011                        5.99                 5                30               N/A               1.1%
12/31/2010                        5.92                 5                32               N/A              16.1%
12/31/2009                        5.10                10                49               N/A              34.5%
12/31/2008                        3.79                 5                20               N/A             -41.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.17                34   $           211              1.30%             12.4%
12/31/2011                        5.49                51               282              1.30%             -0.2%
12/31/2010                        5.50                36               196              1.30%             14.6%
12/31/2009                        4.80                26               125              1.30%             32.7%
12/31/2008                        3.62                26                92              1.30%            -42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.4%
2009                               0.2%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                  American Century VP Vista I Class - 024936874

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       565,129   $       467,982            32,483
                                                                         ===============   ===============
Receivables: investments sold                                       75
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       565,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       109,689            15,036   $          7.30
Band B                                                         455,515            68,993              6.60
                                                       ---------------   ---------------
Total                                                  $       565,204            84,029
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,337)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,337)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,605
Realized gain distributions                                                                           --
Net change in unrealized appreciation (depreciation)                                                69,469
                                                                                           ---------------
Net gain (loss)                                                                                     87,074
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        80,737
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,337)  $             (6,904)
Net realized gain (loss)                                                      17,605                (16,274)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          69,469                (34,794)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             80,737                (57,972)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,742                 69,579
Cost of units redeemed                                                      (116,426)              (145,140)
Account charges                                                               (3,451)                (3,728)
                                                                --------------------   --------------------
Increase (decrease)                                                          (95,135)               (79,289)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,398)              (137,261)
Net assets, beginning                                                        579,602                716,863
                                                                --------------------   --------------------
Net assets, ending                                              $            565,204   $            579,602
                                                                ====================   ====================

Units sold                                                                     3,707                 11,496
Units redeemed                                                               (18,439)               (23,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,732)               (12,472)
Units outstanding, beginning                                                  98,761                111,233
                                                                --------------------   --------------------
Units outstanding, ending                                                     84,029                 98,761
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         28,563,164
Cost of units redeemed                                                                          (33,906,725)
Account charges                                                                                    (224,382)
Net investment income (loss)                                                                       (316,404)
Net realized gain (loss)                                                                          6,305,657
Realized gain distributions                                                                          46,747
Net change in unrealized appreciation (depreciation)                                                 97,147
                                                                                       --------------------
Net assets                                                                             $            565,204
                                                                                       ====================

----------

* DATE OF FUND  INCEPTION INTO VARIABLE  ACCOUNT:  4/29/2005
ACCUMULATION  UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.30                15   $           110               N/A              15.6%
12/31/2011                        6.31                16                99               N/A              -7.9%
12/31/2010                        6.85                19               127               N/A              23.9%
12/31/2009                        5.53                31               173               N/A              22.5%
12/31/2008                        4.52                30               137               N/A             -48.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.60                69   $           456              1.30%             14.1%
12/31/2011                        5.79                83               481              1.30%             -9.1%
12/31/2010                        6.36                93               590              1.30%             22.3%
12/31/2009                        5.20               104               543              1.30%             20.9%
12/31/2008                        4.30               106               458              1.30%            -49.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                Calvert VP SRI Mid Cap Growth A Class - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       766,820   $       685,736            23,474
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (136)
                                                       ---------------
Net assets                                             $       766,684
                                                       ===============
                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       388,619            47,520   $          8.18
Band B                                                         378,065            38,846              9.73
                                                       ---------------   ---------------
Total                                                  $       766,684            86,366
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (4,613)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,613)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,925
Realized gain distributions                                                                         87,359
Net change in unrealized appreciation (depreciation)                                                (8,348)
                                                                                           ---------------
Net gain (loss)                                                                                    126,936
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       122,323
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,613)  $             (6,247)
Net realized gain (loss)                                                      47,925                128,237
Realized gain distributions                                                   87,359                 50,581
Net change in unrealized appreciation (depreciation)                          (8,348)              (139,414)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            122,323                 33,157
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      53,096                244,737
Cost of units redeemed                                                      (220,405)              (628,685)
Account charges                                                               (7,975)               (10,305)
                                                                --------------------   --------------------
Increase (decrease)                                                         (175,284)              (394,253)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (52,961)              (361,096)
Net assets, beginning                                                        819,645              1,180,741
                                                                --------------------   --------------------
Net assets, ending                                              $            766,684   $            819,645
                                                                ====================   ====================

Units sold                                                                     6,274                 29,743
Units redeemed                                                               (28,432)               (78,883)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,158)               (49,140)
Units outstanding, beginning                                                 108,524                157,664
                                                                --------------------   --------------------
Units outstanding, ending                                                     86,366                108,524
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          5,002,939
Cost of units redeemed                                                                           (4,266,435)
Account charges                                                                                    (189,644)
Net investment income (loss)                                                                        117,686
Net realized gain (loss)                                                                           (157,063)
Realized gain distributions                                                                         178,117
Net change in unrealized appreciation (depreciation)                                                 81,084
                                                                                       --------------------
Net assets                                                                             $            766,684
                                                                                       ====================

----------

* DATE OF FUND  INCEPTION INTO VARIABLE  ACCOUNT:  4/30/1999
ACCUMULATION  UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.18                48   $           389               N/A              16.8%
12/31/2011                        7.00                67               471               N/A               2.3%
12/31/2010                        6.85                91               621               N/A              31.5%
12/31/2009                        5.21               120               626               N/A              32.0%
12/31/2008                        3.94               147               578               N/A             -37.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.73                39   $           378              1.30%             15.2%
12/31/2011                        8.45                41               349              1.30%              1.0%
12/31/2010                        8.36                67               560              1.30%             29.8%
12/31/2009                        6.44                42               268              1.30%             30.3%
12/31/2008                        4.94                56               279              1.30%            -38.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio Small Cap Value 1 Class - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $    13,377,302   $    13,291,450           867,652
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,777)
                                                       ---------------
Net assets                                             $    13,370,525
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       365,117            58,846   $          6.20
Band B                                                      13,005,408         2,227,352              5.84
                                                       ---------------   ---------------
Total                                                  $    13,370,525         2,286,198
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        61,410
Mortality & expense charges                                                                       (179,973)
                                                                                           ---------------
Net investment income (loss)                                                                      (118,563)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (118,383)
Realized gain distributions                                                                        636,139
Net change in unrealized appreciation (depreciation)                                               898,887
                                                                                           ---------------
Net gain (loss)                                                                                  1,416,643
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $     1,298,080
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (118,563)  $            (44,766)
Net realized gain (loss)                                                    (118,383)              (189,343)
Realized gain distributions                                                  636,139              1,740,776
Net change in unrealized appreciation (depreciation)                         898,887             (2,700,640)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,298,080             (1,193,973)
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   1,541,391              1,766,110
Cost of units redeemed                                                    (3,946,887)            (3,370,538)
Account charges                                                             (116,465)              (141,613)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,521,961)            (1,746,041)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,223,881)            (2,940,014)
Net assets, beginning                                                     14,594,406             17,534,420
                                                                --------------------   --------------------
Net assets, ending                                              $         13,370,525   $         14,594,406
                                                                ====================   ====================

Units sold                                                                   290,098                337,859
Units redeemed                                                              (749,343)              (655,319)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (459,245)              (317,460)
Units outstanding, beginning                                               2,745,443              3,062,903
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,286,198              2,745,443
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         26,422,626
Cost of units redeemed                                                                          (15,062,632)
Account charges                                                                                    (613,540)
Net investment income (loss)                                                                       (151,136)
Net realized gain (loss)                                                                         (1,607,071)
Realized gain distributions                                                                       4,296,426
Net change in unrealized appreciation (depreciation)                                                 85,852
                                                                                       --------------------
Net assets                                                                             $         13,370,525
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.20                59   $           365               N/A              11.4%
12/31/2011                        5.57                61               343               N/A              -6.0%
12/31/2010                        5.92                67               399               N/A              26.8%
12/31/2009                        4.67                78               363               N/A              25.2%
12/31/2008                        3.73                91               339               N/A             -25.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.84             2,227   $        13,005              1.30%             10.0%
12/31/2011                        5.31             2,684            14,252              1.30%             -7.2%
12/31/2010                        5.72             2,996            17,136              1.30%             25.1%
12/31/2009                        4.57             3,457            15,805              1.30%             23.5%
12/31/2008                        3.70             3,380            12,507              1.30%            -26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.4%
2011                               1.0%
2010                               1.3%
2009                               1.1%
2008                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
   Columbia Variable Portfolio-Short Duration US Govt Fund 1 Class - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $        34,405   $        33,994             3,279
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $        34,397
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        17,491             3,407   $          5.13
Band B                                                          16,906             3,366              5.02
                                                       ---------------   ---------------
Total                                                  $        34,397             6,773
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           351
Mortality & expense charges                                                                           (234)
                                                                                           ---------------
Net investment income (loss)                                                                           117
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               304
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   (23)
                                                                                           ---------------
Net gain (loss)                                                                                        281
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           398
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                117   $               (287)
Net realized gain (loss)                                                         304                    127
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             (23)                   434
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                398                    274
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,574                 78,605
Cost of units redeemed                                                       (25,625)               (25,142)
Account charges                                                                 (372)                  (315)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,423)                53,148
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,025)                53,422
Net assets, beginning                                                         53,422                     --
                                                                --------------------   --------------------
Net assets, ending                                              $             34,397   $             53,422
                                                                ====================   ====================

Units sold                                                                     1,300                 15,714
Units redeemed                                                                (5,169)                (5,072)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,869)                10,642
Units outstanding, beginning                                                  10,642                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,773                 10,642
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             85,179
Cost of units redeemed                                                                              (50,767)
Account charges                                                                                        (687)
Net investment income (loss)                                                                           (170)
Net realized gain (loss)                                                                                431
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    411
                                                                                       --------------------
Net assets                                                                             $             34,397
                                                                                       ====================

----------

* DATE OF FUND  INCEPTION INTO VARIABLE  ACCOUNT:  4/28/2011
ACCUMULATION  UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.13                 3   $            17               N/A               1.7%
12/31/2011                        5.05                 4                19               N/A               1.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.02                 3   $            17              1.30%              0.4%
12/31/2011                        5.00                 7                34              1.30%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.8%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
    Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       699,606   $       616,858            42,482
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                               (128,212)
                                                       ---------------
Net assets                                             $       571,394
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $       157,629            19,576   $          8.05
Band B                                                         413,765            57,537              7.19
                                                       ---------------   ---------------
Total                                                  $       571,394            77,113
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                         (6,148)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,148)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            49,145
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                53,814
                                                                                           ---------------
Net gain (loss)                                                                                    102,959
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        96,811
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,148)  $             (7,452)
Net realized gain (loss)                                                      49,145                100,018
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          53,814               (167,721)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             96,811                (75,155)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     245,962                255,192
Cost of units redeemed                                                      (408,847)              (268,695)
Account charges                                                               (4,838)                (5,516)
                                                                --------------------   --------------------
Increase (decrease)                                                         (167,723)               (19,019)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (70,912)               (94,174)
Net assets, beginning                                                        642,306                736,480
                                                                --------------------   --------------------
Net assets, ending                                              $            571,394   $            642,306
                                                                ====================   ====================

Units sold                                                                    32,762                 34,886
Units redeemed                                                               (54,288)               (39,722)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,526)                (4,836)
Units outstanding, beginning                                                  98,639                103,475
                                                                --------------------   --------------------
Units outstanding, ending                                                     77,113                 98,639
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,446,672
Cost of units redeemed                                                                           (1,072,745)
Account charges                                                                                     (20,069)
Net investment income (loss)                                                                        (24,895)
Net realized gain (loss)                                                                            159,683
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 82,748
                                                                                       --------------------
Net assets                                                                             $            571,394
                                                                                       ====================

----------

* DATE OF FUND  INCEPTION INTO VARIABLE  ACCOUNT:  5/28/2004
ACCUMULATION  UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.05                20   $           158               N/A              15.4%
12/31/2011                        6.98                29               203               N/A              -8.0%
12/31/2010                        7.59                26               198               N/A              29.7%
12/31/2009                        5.86                28               167               N/A              57.1%
12/31/2008                        3.73                20                75               N/A             -41.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.19                58   $           414              1.30%             13.9%
12/31/2011                        6.32                70               440              1.30%             -9.2%
12/31/2010                        6.96                77               539              1.30%             28.0%
12/31/2009                        5.44                44               237              1.30%             55.0%
12/31/2008                        3.51                35               122              1.30%            -42.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.1%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            AUL American Individual Variable Annuity Unit Trust
Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686


                             STATEMENT OF NET ASSETS
                               December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $        36,118   $        33,556             2,664
                                                                         ===============   ===============
Receivables: investments sold                                       17
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        36,135
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        15,775             1,677   $          9.41
Band B                                                          20,360             2,270              8.97
                                                       ---------------   ---------------
Total                                                  $        36,135             3,947
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $           475
Mortality & expense charges                                                                           (281)
                                                                                           ---------------
Net investment income (loss)                                                                           194
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,832
Realized gain distributions                                                                          3,690
Net change in unrealized appreciation (depreciation)                                                (2,508)
                                                                                           ---------------
Net gain (loss)                                                                                     13,014
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        13,208
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                194   $                327
Net realized gain (loss)                                                      11,832                  3,153
Realized gain distributions                                                    3,690                    254
Net change in unrealized appreciation (depreciation)                          (2,508)                (3,616)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,208                    118
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,380                 35,551
Cost of units redeemed                                                       (98,852)               (15,251)
Account charges                                                                 (637)                (1,203)
                                                                --------------------   --------------------
Increase (decrease)                                                          (76,109)                19,097
                                                                --------------------   --------------------
Net increase (decrease)                                                      (62,901)                19,215
Net assets, beginning                                                         99,036                 79,821
                                                                --------------------   --------------------
Net assets, ending                                              $             36,135   $             99,036
                                                                ====================   ====================

Units sold                                                                     2,866                  4,332
Units redeemed                                                               (11,191)                (1,991)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,325)                 2,341
Units outstanding, beginning                                                  12,272                  9,931
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,947                 12,272
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            130,748
Cost of units redeemed                                                                             (114,545)
Account charges                                                                                      (2,098)
Net investment income (loss)                                                                            425
Net realized gain (loss)                                                                             15,099
Realized gain distributions                                                                           3,944
Net change in unrealized appreciation (depreciation)                                                  2,562
                                                                                       --------------------
Net assets                                                                             $             36,135
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.41                 2   $            16               N/A              15.7%
12/31/2011                        8.13                10                79               N/A               0.6%
12/31/2010                        8.08                 7                60               N/A              25.8%
12/31/2009                        6.42                 1                 4               N/A              28.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.97                 2   $            20              1.30%             14.2%
12/31/2011                        7.85                 3                20              1.30%             -0.7%
12/31/2010                        7.91                 3                20              1.30%             24.2%
12/31/2009                        6.37                 0                 0              1.30%             27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.7%
2011                               0.7%
2010                               0.1%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Dreyfus Variable Investment Appreciation Service Class - 261976831

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       347,226   $       310,133             8,621
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (215)
                                                       ---------------
Net assets                                             $       347,011
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        48,625             6,111   $          7.96
Band B                                                         298,386            41,932              7.12
                                                       ---------------   ---------------
Total                                                  $       347,011            48,043
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        11,516
Mortality & expense charges                                                                         (4,207)
                                                                                           ---------------
Net investment income (loss)                                                                         7,309
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,112
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                11,333
                                                                                           ---------------
Net gain (loss)                                                                                     20,445
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        27,754
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,309   $                742
Net realized gain (loss)                                                       9,112                (15,221)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          11,333                 29,860
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,754                 15,381
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     140,949                139,824
Cost of units redeemed                                                      (104,096)              (137,153)
Account charges                                                               (1,532)                (1,251)
                                                                --------------------   --------------------
Increase (decrease)                                                           35,321                  1,420
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,075                 16,801
Net assets, beginning                                                        283,936                267,135
                                                                --------------------   --------------------
Net assets, ending                                              $            347,011   $            283,936
                                                                ====================   ====================

Units sold                                                                    20,094                 22,561
Units redeemed                                                               (15,277)               (22,196)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,817                    365
Units outstanding, beginning                                                  43,226                 42,861
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,043                 43,226
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31,2012

Proceeds from units sold                                                               $            838,887
Cost of units redeemed                                                                             (542,045)
Account charges                                                                                     (11,522)
Net investment income (loss)                                                                         15,600
Net realized gain (loss)                                                                            (28,639)
Realized gain distributions                                                                          37,637
Net change in unrealized appreciation (depreciation)                                                 37,093
                                                                                       --------------------
Net assets                                                                             $            347,011
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.96                 6   $            49               N/A              10.1%
12/31/2011                        7.22                 1                11               N/A               8.7%
12/31/2010                        6.64                11                70               N/A              15.0%
12/31/2009                        5.78                11                63               N/A              22.2%
12/31/2008                        4.72                11                50               N/A             -29.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGES
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.12                42   $           298              1.30%              8.7%
12/31/2011                        6.55                42               273              1.30%              7.3%
12/31/2010                        6.10                32               197              1.30%             13.6%
12/31/2009                        5.37                32               172              1.30%             20.7%
12/31/2008                        4.45                34               150              1.30%            -30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               3.7%
2011                               1.5%
2010                               1.8%
2009                               2.1%
2008                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $     4,054,385   $     3,770,733           267,238
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (378)
                                                       ---------------
Net assets                                             $     4,054,007
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,892,206           225,963   $          8.37
Band B                                                       2,161,801           266,210              8.12
                                                       ---------------   ---------------
Total                                                  $     4,054,007           492,173
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $        61,612
Mortality & expense charges                                                                        (29,952)
                                                                                           ---------------
Net investment income (loss)                                                                        31,660
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            46,924
Realized gain distributions                                                                         29,500
Net change in unrealized appreciation (depreciation)                                               370,621
                                                                                           ---------------
Net gain (loss)                                                                                    447,045
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       478,705
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,660   $             57,306
Net realized gain (loss)                                                      46,924                 19,184
Realized gain distributions                                                   29,500                 21,974
Net change in unrealized appreciation (depreciation)                         370,621               (231,781)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            478,705               (133,317)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     124,252                245,888
Cost of units redeemed                                                      (836,953)            (1,024,072)
Account charges                                                              (36,918)               (41,373)
                                                                --------------------   --------------------
Increase (decrease)                                                         (749,619)              (819,557)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (270,914)              (952,874)
Net assets, beginning                                                      4,324,921              5,277,795
                                                                --------------------   --------------------
Net assets, ending                                              $          4,054,007   $          4,324,921
                                                                ====================   ====================

Units sold                                                                    18,072                 35,118
Units redeemed                                                              (112,335)              (141,090)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (94,263)              (105,972)
Units outstanding, beginning                                                 586,436                692,408
                                                                --------------------   --------------------
Units outstanding, ending                                                    492,173                586,436
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         25,820,192
Cost of units redeemed                                                                          (23,871,773)
Account charges                                                                                  (1,272,693)
Net investment income (loss)                                                                      3,038,851
Net realized gain (loss)                                                                         (1,167,308)
Realized gain distributions                                                                       1,223,086
Net change in unrealized appreciation (depreciation)                                                283,652
                                                                                       --------------------
Net assets                                                                             $          4,054,007
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.37               226   $         1,892               N/A              12.5%
12/31/2011                        7.44               273             2,031               N/A              -2.6%
12/31/2010                        7.64               346             2,644               N/A              14.3%
12/31/2009                        6.69               500             3,344               N/A              29.1%
12/31/2008                        5.18               665             3,446               N/A             -28.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.12               266   $         2,162              1.30%             11.0%
12/31/2011                        7.31               314             2,294              1.30%             -3.8%
12/31/2010                        7.60               346             2,634              1.30%             12.8%
12/31/2009                        6.74               371             2,504              1.30%             27.4%
12/31/2008                        5.29               422             2,235              1.30%            -29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               1.5%
2011                               1.9%
2010                               1.6%
2009                               2.2%
2008                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $     5,110,086   $     4,326,463           256,241
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (627)
                                                       ---------------
Net assets                                             $     5,109,459
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $     1,921,655           245,405   $          7.83
Band B                                                       3,187,804           379,655              8.40
                                                       ---------------   ---------------
Total                                                  $     5,109,459           625,060
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $       156,089
Mortality & expense charges                                                                        (43,123)
                                                                                           ---------------
Net investment income (loss)                                                                       112,966
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           220,448
Realized gain distributions                                                                        338,454
Net change in unrealized appreciation (depreciation)                                               162,888
                                                                                           ---------------
Net gain (loss)                                                                                    721,790
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       834,756
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            112 966   $             96,488
Net realized gain (loss)                                                     220,448                 16,079
Realized gain distributions                                                  338,454                     --
Net change in unrealized appreciation (depreciation)                         162,888                (75,799)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            834,756                 36,768
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     145,806                336,476
Cost of units redeemed                                                    (1,352,882)            (1,447,214)
Account charges                                                              (40,510)               (45,489)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,247,586)            (1,156,227)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (412,830)            (1,119,459)
Net assets, beginning                                                      5,522,289              6,641,748
                                                                --------------------   --------------------
Net assets, ending                                              $          5,109,459   $          5,522,289
                                                                ====================   ====================
Units sold                                                                    21,582                 53,448
Units redeemed                                                              (183,966)              (217,350)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (162,384)              (163,902)
Units outstanding, beginning                                                 787,444                951,346
                                                                --------------------   --------------------
Units outstanding, ending                                                    625,060                787,444
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2012

Proceeds from units sold                                                               $         90,386,355
Cost of units redeemed                                                                          (78,102,808)
Account charges                                                                                  (2,049,288)
Net investment income (loss)                                                                      2,644,113
Net realized gain (loss)                                                                        (17,376,214)
Realized gain distributions                                                                       8,823,678
Net change in unrealized appreciation (depreciation)                                                783,623
                                                                                       --------------------
Net assets                                                                             $          5,109,459
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.83               245   $         1,922               N/A              17.3%
12/31/2011                        6.68               326             2,177               N/A               1.0%
12/31/2010                        6.61               421             2,784               N/A              15.1%
12/31/2009                        5.74               518             2,974               N/A              30.2%
12/31/2008                        4.41               759             3,344               N/A             -42.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.40               380   $         3,188              1.30%             15.8%
12/31/2011                        7.25               461             3,346              1.30%             -0.3%
12/31/2010                        7.28               530             3,858              1.30%             13.7%
12/31/2009                        6.40               625             4,003              1.30%             28.5%
12/31/2008                        4.98             5,008            24,944              1.30%            -43.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               2.9%
2011                               2.4%
2010                               1.7%
2009                               1.0%
2008                               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $         2,813   $         2,536               266
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         2,813
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $            --                --   $          7.27
Band B                                                           2,813               427              6.58
                                                       ---------------   ---------------
Total                                                  $         2,813   $           427
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $            44
Mortality & expense charges                                                                            (57)
                                                                                           ---------------
Net investment income (loss)                                                                           (13)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               534
Realized gain distributions                                                                             18
Net change in unrealized appreciation (depreciation)                                                   (47)
                                                                                           ---------------
Net gain (loss)                                                                                        505
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $           492
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (13)  $               (163)
Net realized gain (loss)                                                         534                 21,429
Realized gain distributions                                                       18                     30
Net change in unrealized appreciation (depreciation)                             (47)               (19,260)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                492                  2,036
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                        (6,000)              (125,767)
Account charges                                                                  (20)                  (102)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,020)              (125,869)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,528)              (123,833)
Net assets, beginning                                                          8,341                132,174
                                                                --------------------   --------------------
Net assets, ending                                              $              2,813   $              8,341
                                                                ====================   ====================

Units sold                                                                        --                     10
Units redeemed                                                                  (943)               (19,962)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (943)               (19,952)
Units outstanding, beginning                                                   1,370                 21,322
                                                                --------------------   --------------------
Units outstanding, ending                                                        427                  1,370
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            410,286
Cost of units redeemed                                                                             (429,448)
Account charges                                                                                      (2,633)
Net investment income (loss)                                                                         14,450
Net realized gain (loss)                                                                            (13,015)
Realized gain distributions                                                                          22,896
Net change in unrealized appreciation (depreciation)                                                    277
                                                                                       --------------------
Net assets                                                                             $              2,813
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.27                 0   $             0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%
12/31/2010                        6.62                 2                13               N/A              11.3%
12/31/2009                        5.95                 2                13               N/A              23.0%
12/31/2008                        4.83                 2                11               N/A             -23.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.58                 0   $             3              1.30%              8.1%
12/31/2011                        6.09                 1                 8              1.30%             -1.1%
12/31/2010                        6.15                19               119              1.30%              9.9%
12/31/2009                        5.60                23               129              1.30%             21.4%
12/31/2008                        4.61                22                99              1.30%            -24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.8%
2011                               0.2%
2010                               1.9%
2009                               4.1%
2008                               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                        ---------------  ---------------   ---------------
Investments                                            $       393,955   $       349,381            35,324
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (90)
                                                       ---------------
Net assets                                             $       393,865
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band A                                                 $        58,687             7,832   $          7.49
Band B                                                         355,173            49,386              6.79
                                                       ---------------   ---------------
Total                                                  $       393,865            57,218
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                            $         7,285
Mortality & expense charges                                                                         (5,131)
                                                                                           ---------------
Net investment income (loss)                                                                         2,154
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,063
Realized gain distributions                                                                          6,072
Net change in unrealized appreciation (depreciation)                                                22,469
                                                                                           ---------------
Net gain (loss)                                                                                     45,604
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        47,758
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,154   $              5,524
Net realized gain (loss)                                                      17,063                 16,861
Realized gain distributions                                                    6,072                  2,505
Net change in unrealized appreciation (depreciation)                          22,469                (30,218)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             47,758                 (5,328)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          12                130,188
Cost of units redeemed                                                      (136,372)               (90,342)
Account charges                                                               (3,117)                (3,166)
                                                                --------------------   --------------------
Increase (decrease)                                                         (139,477)                36,680
                                                                --------------------   --------------------
Net increase (decrease)                                                      (91,719)                31,352
Net assets, beginning                                                        485,584                454,232
                                                                --------------------   --------------------
Net assets, ending                                              $            393,865   $            485,584
                                                                ====================   ====================

Units sold                                                                         2                 20,594
Units redeemed                                                               (20,738)               (14,412)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,736)                 6,182
Units outstanding, beginning                                                  77,954                 71,772
                                                                --------------------   --------------------
Units outstanding, ending                                                     57,218                 77,954
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,154,130
Cost of units redeemed                                                                             (811,072)
Account charges                                                                                     (14,834)
Net investment income (loss)                                                                         35,525
Net realized gain (loss)                                                                            (66,138)
Realized gain distributions                                                                          51,680
Net change in unrealized appreciation (depreciation)                                                 44,574
                                                                                       --------------------
Net assets                                                                             $            393,865
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.49                 8   $            59               N/A              11.8%
12/31/2011                        6.70                11                74               N/A              -0.2%
12/31/2010                        6.72                13                87               N/A              13.0%
12/31/2009                        5.95                15                86               N/A              24.3%
12/31/2008                        4.78                16                77               N/A             -25.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.79                49   $           335              1.30%             10.3%
12/31/2011                        6.15                67               412              1.30%             -1.5%
12/31/2010                        6.24                59               367              1.30%             11.5%
12/31/2009                        5.60                41               229              1.30%             22.7%
12/31/2008                        4.56               116               528              1.30%            -26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               1.7%
2011                               2.2%
2010                               2.4%
2009                               2.5%
2008                               6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------   ---------------   ---------------
Investments                                          $       567,065   $       522,786            50,540
                                                                       ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (3)
                                                     ---------------
Net assets                                           $       567,062
                                                     ===============

                                                                            UNITS          ACCUMULATION
                                                       NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------   ---------------    --------------
Band A                                               $       192,432             25,277   $         7.61
Band B                                                       374,630             54,332             6.90
                                                     ---------------    ---------------
Total                                                $       567,062             79,609
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        11,119
Mortality & expense charges                                                                        (4,923)
                                                                                          ---------------
Net investment income (loss)                                                                        6,196
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           27,714
Realized gain distributions                                                                        10,748
Net change in unrealized appreciation (depreciation)                                               32,634
                                                                                          ---------------
Net gain (loss)                                                                                    71,096
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        77,292
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              6,196    $             10,744
Net realized gain (loss)                                                     27,714                  29,099
Realized gain distributions                                                  10,748                   4,130
Net change in unrealized appreciation
(depreciation)                                                               32,634                 (52,301)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            77,292                  (8,328)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     56,615                 186,367
Cost of units redeemed                                                     (361,235)               (159,977)
Account charges                                                              (6,258)                 (6,354)
                                                               --------------------    --------------------
Increase (decrease)                                                        (310,878)                 20,036
                                                               --------------------    --------------------
Net increase (decrease)                                                    (233,586)                 11,708
Net assets, beginning                                                       800,648                 788,940
                                                               --------------------    --------------------
Net assets, ending                                             $            567,062    $            800,648
                                                               ====================    ====================
Units sold                                                                    8,249                  29,386
Units redeemed                                                              (53,115)                (26,399)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (44,866)                  2,987
Units outstanding, beginning                                                124,475                 121,488
                                                               --------------------    --------------------
Units outstanding, ending                                                    79,609                 124,475
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,172,072
Cost of units redeemed                                                                             (747,163)
Account charges                                                                                     (20,081)
Net investment income (loss)                                                                         46,849
Net realized gain (loss)                                                                             31,473
Realized gain distributions                                                                          39,633
Net change in unrealized appreciation (depreciation)                                                 44,279
                                                                                       --------------------
Net assets                                                                             $            567,062
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.61                25   $           192               N/A              12.2%
12/31/2011                        6.78                46               314               N/A              -0.4%
12/31/2010                        6.81                42               286               N/A              13.1%
12/31/2009                        6.02                14                84               N/A              25.3%
12/31/2008                        4.80                13                62               N/A             -27.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.90                54   $           375              1.30%             10.8%
12/31/2011                        6.22                78               487              1.30%             -1.6%
12/31/2010                        6.33                80               503              1.30%             11.6%
12/31/2009                        5.67                66               372              1.30%             23.7%
12/31/2008                        4.58                18                84              1.30%            -28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                            1.6%
2011                            2.2%
2010                            2.6%
2009                            4.9%
2008                            3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       821,119    $       734,182            73,254
                                                                        ===============   ===============
Receivables: investments sold                                     60
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $       821,179
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------    --------------
Band A                                               $       139,137             18,444    $         7.54
Band B                                                       682,042             99,822              6.83
                                                     ---------------    ---------------
Total                                                $       821,179            118,266
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        16,305
Mortality & expense charges                                                                        (9,785)
                                                                                          ---------------
Net investment income (loss)                                                                        6,520
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           26,928
Realized gain distributions                                                                        10,085
Net change in unrealized appreciation
(depreciation)                                                                                     58,711
                                                                                          ---------------
Net gain (loss)                                                                                    95,724
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       102,244
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              6,520    $             10,921
Net realized gain (loss)                                                     26,928                  17,917
Realized gain distributions                                                  10,085                   3,299
Net change in unrealized appreciation (depreciation)                         58,711                 (54,976)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           102,244                 (22,839)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     56,567                 327,073
Cost of units redeemed                                                     (224,629)                (65,558)
Account charges                                                              (3,570)                 (2,744)
                                                               --------------------    --------------------
Increase (decrease)                                                        (171,632)                258,771
                                                               --------------------    --------------------
Net increase (decrease)                                                     (69,388)                235,932
Net assets, beginning                                                       890,567                 654,635
                                                               --------------------    --------------------
Net assets, ending                                             $            821,179    $            890,567
                                                               ====================    ====================
Units sold                                                                    8,495                  51,152
Units redeemed                                                              (34,567)                 (9,779)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (26,072)                 41,373
Units outstanding, beginning                                                144,338                 102,965
                                                               --------------------    --------------------
Units outstanding, ending                                                   118,266                 144,338
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                Decembe 31, 2012

Proceeds from units sold                                                               $          2,284,216
Cost of units redeemed                                                                           (1,426,472)
Account charges                                                                                     (13,713)
Net investment income (loss)                                                                         61,162
Net realized gain (loss)                                                                           (249,044)
Realized gain distributions                                                                          78,093
Net change in unrealized appreciation
(depreciation)                                                                                       86,937
                                                                                       --------------------
Net assets                                                                             $            821,179
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.54                18   $           139               N/A              13.4%
12/31/2011                        6.65                17               113               N/A              -1.0%
12/31/2010                        6.72                24               159               N/A              14.5%
12/31/2009                        5.87                11                67               N/A              29.0%
12/31/2008                        4.55                11                49               N/A             -32.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.83               100   $           682              1.30%             11.9%
12/31/2011                        6.11               127               777              1.30%             -2.3%
12/31/2010                        6.25                79               496              1.30%             13.0%
12/31/2009                        5.53                91               505              1.30%             27.3%
12/31/2008                        4.34                88               381              1.30%            -33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                1.9%
2011                2.5%
2010                2.2%
2009                3.4%
2008                2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 AUL American Individual Variable Annuity Unit Trust
            Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       779,379    $       707,788            69,579
                                                                        ===============   ===============

Receivables: investments sold                                     --
Payables: investments purchased                                  (84)
                                                     ---------------
Net assets                                           $       779,295
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------    --------------
Band A                                               $       166,734             21,779    $         7.66
Band B                                                       612,561             88,342              6.93
                                                     ---------------    ---------------
Total                                                $       779,295            110,121
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                        $             14,104
Mortality & expense charges                                                                          (6,974)
                                                                                       --------------------
Net investment income (loss)                                                                          7,130
                                                                                       --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              3,420
Realized gain distributions                                                                           7,298
Net change in unrealized appreciation
(depreciation)                                                                                       52,304
                                                                                       --------------------
Net gain (loss)                                                                                      63,022
                                                                                       --------------------
Increase (decrease) in net assets from operations                                      $             70,152
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              7,130    $              3,421
Net realized gain (loss)                                                      3,420                  (3,171)
Realized gain distributions                                                   7,298                   1,452
Net change in unrealized appreciation (depreciation)                         52,304                 (18,755)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            70,152                 (17,053)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    322,872                  79,694
Cost of units redeemed                                                      (61,965)               (339,641)
Account charges                                                              (3,998)                 (3,641)
                                                               --------------------    --------------------
Increase (decrease)                                                         256,909                (263,588)
                                                               --------------------    --------------------
Net increase (decrease)                                                     327,061                (280,641)
Net assets, beginning                                                       452,234                 732,875
                                                               --------------------    --------------------
Net assets, ending                                             $            779,295    $            452,234
                                                               ====================    ====================
Units sold                                                                   47,289                  12,086
Units redeemed                                                               (9,564)                (54,545)
                                                               --------------------    --------------------
Net increase (decrease)                                                      37,725                 (42,459)
Units outstanding, beginning                                                 72,396                 114,855
                                                               --------------------    --------------------
Units outstanding, ending                                                   110,121                  72,396
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,185,662
Cost of units redeemed                                                                             (538,756)
Account charges                                                                                     (15,800)
Net investment income (loss)                                                                         41,802
Net realized gain (loss)                                                                            (20,711)
Realized gain distributions                                                                          55,507
Net change in unrealized appreciation (depreciation)                                                 71,591
                                                                                       --------------------
Net assets                                                                             $            779,295
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.66                22   $           167               N/A              15.1%
12/31/2011                        6.65                19               126               N/A              -2.1%
12/31/2010                        6.79                16               106               N/A              15.8%
12/31/2009                        5.87                 9                55               N/A              30.1%
12/31/2008                        4.51                 8                37               N/A             -34.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.93                88   $           613              1.30%             13.6%
12/31/2011                        6.10                53               326              1.30%             -3.4%
12/31/2010                        6.32                99               626              1.30%             14.3%
12/31/2009                        5.53                98               540              1.30%             28.4%
12/31/2008                        4.30                60               260              1.30%            -35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           2.3%
2011                           1.6%
2010                           2.2%
2009                           3.9%
2008                           3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       836,567    $       763,703            77,502
                                                                        ===============   ===============
Receivables: investments sold                                  6,664
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $       843,231
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------    --------------
Band A                                               $       240,997             32,274    $         7.47
Band B                                                       602,234             89,046              6.76
                                                     ---------------    ---------------
Total                                                $       843,231            121,320
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        17,208
Mortality & expense charges                                                                        (5,855)
                                                                                          ---------------
Net investment income (loss)                                                                       11,353
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,305
Realized gain distributions                                                                         6,665
Net change in unrealized appreciation (depreciation)                                               63,055
                                                                                          ---------------
Net gain (loss)                                                                                    79,025
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        90,378
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED             PERIOD ENDED
                                                               DECEMBER 31, 2012 *      DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             11,353    $              7,899
Net realized gain (loss)                                                      9,305                 (10,171)
Realized gain distributions                                                   6,665                   1,674
Net change in unrealized appreciation (depreciation)                         63,055                 (23,732)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            90,378                 (24,330)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    301,475                 159,643
Cost of units redeemed                                                      (99,612)                (39,043)
Account charges                                                              (4,411)                 (3,974)
                                                               --------------------    --------------------
Increase (decrease)                                                         197,452                 116,626
                                                               --------------------    --------------------
Net increase (decrease)                                                     287,830                  92,296
Net assets, beginning                                                       555,401                 463,105
                                                               --------------------    --------------------
Net assets, ending                                             $            843,231    $            555,401
                                                               ====================    ====================
Units sold                                                                   48,021                  24,660
Units redeemed                                                              (17,483)                 (6,935)
                                                               --------------------    --------------------
Net increase (decrease)                                                      30,538                  17,725
Units outstanding, beginning                                                 90,782                  73,057
                                                               --------------------    --------------------
Units outstanding, ending                                                   121,320                  90,782
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,261,910
Cost of units redeemed                                                                             (503,078)
Account charges                                                                                     (19,290)
Net investment income (loss)                                                                         41,861
Net realized gain (loss)                                                                            (57,429)
Realized gain distributions                                                                          46,393
Net change in unrealized appreciation (depreciation)                                                 72,864
                                                                                       --------------------
Net assets                                                                             $            843,231
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.47                32   $           241               N/A              15.6%
12/31/2011                        6.46                32               209               N/A              -2.6%
12/31/2010                        6.63                27               180               N/A              16.1%
12/31/2009                        5.71                25               140               N/A              31.7%
12/31/2008                        4.34                31               134               N/A             -38.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.76                89   $           602              1.30%             14.1%
12/31/2011                        5.93                58               346              1.30%             -3.9%
12/31/2010                        6.17                46               283              1.30%             14.6%
12/31/2009                        5.38                40               216              1.30%             30.0%
12/31/2008                        4.14                19                79              1.30%            -38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                                 2.5%
2011                                 2.4%
2010                                 2.1%
2009                                 2.5%
2008                                 2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF          MUTUAL FUND
                                                        AT VALUE          INVESTMENTS          SHARES
                                                     ---------------    ---------------    ---------------
Investments                                          $       440,916    $       429,650            41,710
                                                                        ===============    ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (41)
                                                     ---------------
Net assets                                           $       440,875
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $        72,324             10,247   $         7.06
Band B                                                       368,551             57,651             6.39
                                                     ---------------    ---------------
Total                                                $       440,875             67,898
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         6,485
Mortality & expense charges                                                                        (3,736)
                                                                                          ---------------
Net investment income (loss)                                                                        2,749
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           11,364
Realized gain distributions                                                                         5,715
Net change in unrealized appreciation
(depreciation)                                                                                       (311)
                                                                                          ---------------
Net gain (loss)                                                                                    16,768
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        19,517
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED             PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              2,749    $              2,867
Net realized gain (loss)                                                     11,364                  13,533
Realized gain distributions                                                   5,715                   1,462
Net change in unrealized appreciation (depreciation)                           (311)                (13,538)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            19,517                   4,324
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    213,052                  36,156
Cost of units redeemed                                                     (181,611)               (152,229)
Account charges                                                              (1,811)                 (2,420)
                                                               --------------------    --------------------
Increase (decrease)                                                          29,630                (118,493)
                                                               --------------------    --------------------
Net increase (decrease)                                                      49,147                (114,169)
Net assets, beginning                                                       391,728                 505,897
                                                               --------------------    --------------------
Net assets, ending                                             $            440,875    $            391,728
                                                               ====================    ====================
Units sold                                                                   33,530                   5,874
Units redeemed                                                              (28,687)                (24,652)
                                                               --------------------    --------------------
Net increase (decrease)                                                       4,843                 (18,778)
Units outstanding, beginning                                                 63,055                  81,833
                                                               --------------------    --------------------
Units outstanding, ending                                                    67,898                  63,055
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          2,930,704
Cost of units redeemed                                                                           (2,551,652)
Account charges                                                                                     (38,370)
Net investment income (loss)                                                                         92,017
Net realized gain (loss)                                                                            (75,840)
Realized gain distributions                                                                          72,750
Net change in unrealized appreciation (depreciation)                                                 11,266
                                                                                       --------------------
Net assets                                                                             $            440,875
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.06                10   $            72               N/A               6.5%
12/31/2011                        6.63                15               101               N/A               1.6%
12/31/2010                        6.52                22               141               N/A               7.5%
12/31/2009                        6.07                24               144               N/A              15.0%
12/31/2008                        5.28                33               176               N/A             -10.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.39                58   $           369              1.30%              5.1%
12/31/2011                        6.08                48               290              1.30%              0.3%
12/31/2010                        6.06                60               365              1.30%              6.1%
12/31/2009                        5.71               129               735              1.30%             13.5%
12/31/2008                        5.03               190               956              1.30%            -11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                            1.6%
2011                            1.6%
2010                            1.4%
2009                            2.9%
2008                            3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     5,588,718    $     4,207,139           132,797
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (4,587)
                                                     ---------------
Net assets                                           $     5,584,131
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $     2,760,179            447,724   $         6.16
Band B                                                     2,823,952            337,376             8.37
                                                     ---------------    ---------------
Total                                                $     5,584,131            785,100
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        33,756
Mortality & expense charges                                                                       (37,891)
                                                                                          ---------------
Net investment income (loss)                                                                       (4,135)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          280,673
Realized gain distributions                                                                            --
Net change in unrealized appreciation
(depreciation)                                                                                    521,697
                                                                                          ---------------
Net gain (loss)                                                                                   802,370
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       798,235
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (4,135)   $            (15,076)
Net realized gain (loss)                                                    280,673                 240,942
Realized gain distributions                                                      --                  22,761
Net change in unrealized appreciation (depreciation)                        521,697                (219,402)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           798,235                  29,225
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    168,879               1,017,455
Cost of units redeemed                                                   (1,156,296)             (2,163,288)
Account charges                                                             (54,081)                (60,580)
                                                               --------------------    --------------------
Increase (decrease)                                                      (1,041,498)             (1,206,413)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (243,263)             (1,177,188)
Net assets, beginning                                                     5,827,394               7,004,582
                                                               --------------------    --------------------
Net assets, ending                                             $          5,584,131    $          5,827,394
                                                               ====================    ====================
Units sold                                                                   25,558                 147,144
Units redeemed                                                             (180,633)               (344,562)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (155,075)               (197,418)
Units outstanding, beginning                                                940,175               1,137,593
                                                               --------------------    --------------------
Units outstanding, ending                                                   785,100                 940,175
                                                               ====================    ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         43,939,540
Cost of units redeemed                                                                          (36,477,417)
Account charges                                                                                  (1,526,091)
Net investment income (loss)                                                                      1,098,661
Net realized gain (loss)                                                                         (2,892,452)
Realized gain distributions                                                                          60,311
Net change in unrealized appreciation (depreciation)                                              1,381,579
                                                                                       --------------------
Net assets                                                                             $          5,584,131
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.16               448   $         2,760               N/A              14.7%
12/31/2011                        5.38               557             2,994               N/A               0.2%
12/31/2010                        5.36               710             3,810               N/A              24.2%
12/31/2009                        4.32               858             3,707               N/A              28.3%
12/31/2008                        3.37             1,018             3,427               N/A             -47.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.37               337   $         2,824              1.30%             13.2%
12/31/2011                        7.39               383             2,834              1.30%             -1.1%
12/31/2010                        7.48               427             3,194              1.30%             22.6%
12/31/2009                        6.10               477             2,908              1.30%             26.6%
12/31/2008                        4.82               520             2,506              1.30%            -47.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                                0.6%
2011                                0.4%
2010                                0.3%
2009                                0.4%
2008                                0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP High Income Initial Class - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     5,324,949    $     5,128,068           975,534
                                                                        ===============   ===============
Receivables: investments sold                                342,903
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $     5,667,852
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $     1,926,322            232,140   $          8.30
Band B                                                     3,741,530            356,223             10.50
                                                     ---------------    ---------------
Total                                                $     5,667,852            588,363
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       299,161
Mortality & expense charges                                                                       (34,524)
                                                                                          ---------------
Net investment income (loss)                                                                      264,637
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           56,184
Realized gain distributions                                                                            --
Net change in unrealized appreciation
(depreciation)                                                                                    199,605
                                                                                          ---------------
Net gain (loss)                                                                                   255,789
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       520,426
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            264,637    $            231,687
Net realized gain (loss)                                                     56,184                   3,435
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        199,605                 (58,184)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           520,426                 176,938
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  2,406,560                 340,882
Cost of units redeemed                                                   (1,042,499)             (2,270,062)
Account charges                                                             (31,236)                (33,265)
                                                               --------------------    --------------------
Increase (decrease)                                                       1,332,825              (1,962,445)
                                                               --------------------    --------------------
Net increase (decrease)                                                   1,853,251              (1,785,507)
Net assets, beginning                                                     3,814,601               5,600,108
                                                               --------------------    --------------------
Net assets, ending                                             $          5,667,852    $          3,814,601
                                                               ====================    ====================
Units sold                                                                  255,371                  38,828
Units redeemed                                                             (117,718)               (297,844)
                                                               --------------------    --------------------
Net increase (decrease)                                                     137,653                (259,016)
Units outstanding, beginning                                                450,710                 709,726
                                                               --------------------    --------------------
Units outstanding, ending                                                   588,363                 450,710
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         36,782,402
Cost of units redeemed                                                                          (34,372,322)
Account charges                                                                                    (615,183)
Net investment income (loss)                                                                      4,704,012
Net realized gain (loss)                                                                         (1,027,938)
Realized gain distributions                                                                              --
Net change in unrealized appreciation
(depreciation)                                                                                      196,881
                                                                                       --------------------
Net assets                                                                             $          5,667,852
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.30               232   $         1,926               N/A              14.2%
12/31/2011                        7.26               187             1,360               N/A               4.0%
12/31/2010                        6.98               401             2,803               N/A              13.8%
12/31/2009                        6.13               447             2,743               N/A              44.0%
12/31/2008                        4.26               508             2,165               N/A             -25.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         10.50               356   $         3,742              1.30%             12.7%
12/31/2011                        9.32               263             2,454              1.30%              2.7%
12/31/2010                        9.07               308             2,798              1.30%             12.4%
12/31/2009                        8.07               345             2,789              1.30%             42.1%
12/31/2008                        5.68               355             2,015              1.30%            -26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                            6.3%
2011                            5.6%
2010                            7.5%
2009                            8.3%
2008                            7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    18,994,453    $    18,485,632           718,285
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (2,994)
                                                     ---------------
Net assets                                           $    18,991,459
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     5,841,350            576,537   $         10.13
Band B                                                    13,150,109          1,266,554             10.38
                                                     ---------------    ---------------
Total                                                $    18,991,459          1,843,091
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       252,186
Mortality & expense charges                                                                      (178,961)
                                                                                          ---------------
Net investment income (loss)                                                                       73,225
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (49,568)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            2,955,525
                                                                                          ---------------
Net gain (loss)                                                                                 2,905,957
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     2,979,182
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             73,225    $             21,206
Net realized gain (loss)                                                    (49,568)             (1,482,937)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      2,955,525                 806,688
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         2,979,182                (655,043)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    608,804               1,218,315
Cost of units redeemed                                                   (4,820,983)             (5,319,467)
Account charges                                                            (144,972)               (164,112)
                                                               --------------------    --------------------
Increase (decrease)                                                      (4,357,151)             (4,265,264)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (1,377,969)             (4,920,307)
Net assets, beginning                                                    20,369,428              25,289,735
                                                               --------------------    --------------------
Net assets, ending                                             $         18,991,459    $         20,369,428
                                                               ====================    ====================
Units sold                                                                   67,820                 147,896
Units redeemed                                                             (507,378)               (606,276)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (439,558)               (458,380)
Units outstanding, beginning                                              2,282,649               2,741,029
                                                               --------------------    --------------------
Units outstanding, ending                                                 1,843,091               2,282,649
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         69,629,117
Cost of units redeemed                                                                          (65,280,218)
Account charges                                                                                  (3,048,870)
Net investment income (loss)                                                                        927,519
Net realized gain (loss)                                                                          1,399,864
Realized gain distributions                                                                      14,855,226
Net change in unrealized appreciation (depreciation)                                                508,821
                                                                                       --------------------
Net assets                                                                             $         18,991,459
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         10.13               577   $         5,841               N/A              16.4%
12/31/2011                        8.70               768             6,687               N/A              -2.5%
12/31/2010                        8.93               974             8,700               N/A              17.2%
12/31/2009                        7.62             1,163             8,855               N/A              35.7%
12/31/2008                        5.61             1,313             7,367               N/A             -42.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         10.38             1,267   $        13,150              1.30%             14.9%
12/31/2011                        9.04             1,514            13,683              1.30%             -3.8%
12/31/2010                        9.39             1,767            16,590              1.30%             15.7%
12/31/2009                        8.12             1,930            15,665              1.30%             34.0%
12/31/2008                        6.06             2,179            13,205              1.30%            -43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                             1.3%
2011                             1.0%
2010                             1.2%
2009                             1.3%
2008                             0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                Fidelity VIP Index 500 Initial Class - 922175302

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    40,708,466    $    38,337,019           280,241
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (95,810)
                                                     ---------------
Net assets                                                40,612,656
                                                     ===============

                                                                            UNITS          ACCUMULATION
                                                       NET ASSETS        OUTSTANDING        UNIT VALUE
                                                     ---------------   ---------------    --------------
Band A                                               $     6,205,661            916,834   $          6.77
Band B                                                    34,406,995          3,971,054              8.66
                                                     ---------------    ---------------
Total                                                $    40,612,656          4,887,888
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       845,486
Mortality & expense charges                                                                      (490,793)
                                                                                          ---------------
Net investment income (loss)                                                                      354,693
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          313,837
Realized gain distributions                                                                       595,755
Net change in unrealized appreciation (depreciation)                                            4,805,923
                                                                                          ---------------
Net gain (loss)                                                                                 5,715,515
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     6,070,208
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            354,693    $            369,023
Net realized gain (loss)                                                    313,837                (497,752)
Realized gain distributions                                                 595,755               1,224,321
Net change in unrealized appreciation
(depreciation)                                                            4,805,923                (556,833)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         6,070,208                 538,759
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  3,619,633               6,210,585
Cost of units redeemed                                                  (13,744,803)            (14,347,744)
Account charges                                                            (360,022)               (422,703)
                                                               --------------------    --------------------
Increase (decrease)                                                     (10,485,192)             (8,559,862)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (4,414,984)             (8,021,103)
Net assets, beginning                                                    45,027,640              53,048,743
                                                               --------------------    --------------------
Net assets, ending                                             $         40,612,656    $         45,027,640
                                                               ====================    ====================
Units sold                                                                  473,722                 901,282
Units redeemed                                                           (1,796,918)             (2,088,732)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (1,323,196)             (1,187,450)
Units outstanding, beginning                                              6,211,084               7,398,534
                                                               --------------------    --------------------
Units outstanding, ending                                                 4,887,888               6,211,084
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        160,099,692
Cost of units redeemed                                                                         (125,902,732)
Account charges                                                                                  (5,162,029)
Net investment income (loss)                                                                      5,933,344
Net realized gain (loss)                                                                         (1,261,847)
Realized gain distributions                                                                       4,534,781
Net change in unrealized appreciation (depreciation)                                              2,371,447
                                                                                       --------------------
Net assets                                                                             $         40,612,656
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.77               917   $         6,206               N/A              15.9%
12/31/2011                        5.84             1,158             6,763               N/A               2.0%
12/31/2010                        5.72             1,435             8,210               N/A              15.0%
12/31/2009                        4.98             1,804             8,975               N/A              26.6%
12/31/2008                        3.93             2,074             8,151               N/A             -37.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.66             3,971   $        34,407              1.30%             14.4%
12/31/2011                        7.57             5,053            38,265              1.30%              0.7%
12/31/2010                        7.52             5,964            44,839              1.30%             13.5%
12/31/2009                        6.62             6,571            43,512              1.30%             25.0%
12/31/2008                        5.30             7,276            38,554              1.30%            -37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                             2.0%
2011                             1.8%
2010                             1.8%
2009                             2.4%
2008                             2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     9,548,034    $     7,148,732           318,285
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (5,821)
                                                     ---------------
Net assets                                           $     9,542,213
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $       254,086             29,776   $         8.53
Band B                                                     9,288,127          1,141,604             8.14
                                                     ---------------    ---------------
Total                                                $     9,542,213          1,171,380
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                        $             37,108
Mortality & expense charges                                                                        (143,758)
                                                                                       --------------------
Net investment income (loss)                                                                       (106,650)
                                                                                       --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          1,383,064
Realized gain distributions                                                                         764,675
Net change in unrealized appreciation (depreciation)                                               (708,970)
                                                                                       --------------------
Net gain (loss)                                                                                   1,438,769
                                                                                       --------------------
Increase (decrease) in net assets from operations                                      $          1,332,119
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (106,650)   $           (181,132)
Net realized gain (loss)                                                  1,383,064                 703,142
Realized gain distributions                                                 764,675                  24,068
Net change in unrealized appreciation (depreciation)                       (708,970)             (2,314,560)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         1,332,119              (1,768,482)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  1,229,070               1,666,989
Cost of units redeemed                                                   (5,427,945)             (2,953,391)
Account charges                                                             (93,603)               (129,015)
                                                               --------------------    --------------------
Increase (decrease)                                                      (4,292,478)             (1,415,417)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,960,359)             (3,183,899)
Net assets, beginning                                                    12,502,572              15,686,471
                                                               --------------------    --------------------
Net assets, ending                                             $          9,542,213    $         12,502,572
                                                               ====================    ====================
Units sold                                                                  165,484                 222,286
Units redeemed                                                             (730,415)               (403,615)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (564,931)               (181,329)
Units outstanding, beginning                                              1,736,311               1,917,640
                                                               --------------------    --------------------
Units outstanding, ending                                                 1,171,380               1,736,311
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                DECEMBER 31, 2012

Proceeds from units sold                                                               $         17,106,223
Cost of units redeemed                                                                          (12,833,491)
Account charges                                                                                    (428,821)
Net investment income (loss)                                                                       (498,829)
Net realized gain (loss)                                                                          2,895,576
Realized gain distributions                                                                         902,253
Net change in unrealized appreciation (depreciation)                                              2,399,302
                                                                                       --------------------
Net assets                                                                             $          9,542,213
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.53                30   $           254               N/A              14.6%
12/31/2011                        7.45                39               290               N/A             -10.9%
12/31/2010                        8.36                41               342               N/A              28.6%
12/31/2009                        6.50                46               298               N/A              30.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.14             1,142   $         9,288              1.30%             13.1%
12/31/2011                        7.19             1,697            12,212              1.30%            -12.0%
12/31/2010                        8.18             1,877            15,344              1.30%             26.9%
12/31/2009                        6.44             2,186            14,082              1.30%             28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                                  0.3%
2011                                  0.0%
2010                                  0.1%
2009                                  0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     3,379,153    $     2,962,314           210,022
                                                                        ===============   ===============
Receivables: investments sold                                    102
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $     3,379,255
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $     1,130,874            154,921   $         7.30
Band B                                                     2,248,381            236,960             9.49
                                                     ---------------    ---------------
Total                                                $     3,379,255            391,881
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        63,475
Mortality & expense charges                                                                       (31,635)
                                                                                          ---------------
Net investment income (loss)                                                                       31,840
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           79,727
Realized gain distributions                                                                        10,922
Net change in unrealized appreciation (depreciation)                                              516,598
                                                                                          ---------------
Net gain (loss)                                                                                   607,247
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       639,087
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             31,840    $             19,201
Net realized gain (loss)                                                     79,727                 (31,890)
Realized gain distributions                                                  10,922                   9,796
Net change in unrealized appreciation
(depreciation)                                                              516,598                (859,249)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           639,087                (862,142)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    130,743                 604,853
Cost of units redeemed                                                   (1,021,538)             (1,490,459)
Account charges                                                             (24,846)                (34,965)
                                                               --------------------    --------------------
Increase (decrease)                                                        (915,641)               (920,571)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (276,554)             (1,782,713)
Net assets, beginning                                                     3,655,809               5,438,522
                                                               --------------------    --------------------
Net assets, ending                                             $          3,379,255    $          3,655,809
                                                               ====================    ====================
Units sold                                                                   16,494                  73,615
Units redeemed                                                             (130,036)               (189,466)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (113,542)               (115,851)
Units outstanding, beginning                                                505,423                 621,274
                                                               --------------------    --------------------
Units outstanding, ending                                                   391,881                 505,423
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        332,622,301
Cost of units redeemed                                                                         (331,235,994)
Account charges                                                                                  (1,480,593)
Net investment income (loss)                                                                      1,269,348
Net realized gain (loss)                                                                         (5,689,393)
Realized gain distributions                                                                       7,476,747
Net change in unrealized appreciation
(depreciation)                                                                                      416,839
                                                                                       --------------------
Net assets                                                                             $          3,379,255
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.30               155   $         1,131               N/A              20.7%
12/31/2011                        6.05               192             1,162               N/A             -17.2%
12/31/2010                        7.30               250             1,828               N/A              13.1%
12/31/2009                        6.45               287             1,852               N/A              26.5%
12/31/2008                        5.10               422             2,154               N/A             -43.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.49               237   $         2,248              1.30%             19.2%
12/31/2011                        7.96               313             2,494              1.30%            -18.2%
12/31/2010                        9.74               371             3,611              1.30%             11.7%
12/31/2009                        8.72               430             3,750              1.30%             24.9%
12/31/2008                        6.98             2,766            19,310              1.30%            -44.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                            1.8%
2011                            1.3%
2010                            1.3%
2009                            0.8%
2008                            2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Franklin Templeton Global Income Securities 1 Class - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     2,837,187    $     2,718,869           141,881
                                                                        ===============   ===============

Receivables: investments sold                                    442
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $     2,837,629
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $       405,144             51,205   $         7.91
Band B                                                     2,432,485            326,668             7.45
                                                     ---------------    ---------------
Total                                                      2,837,629            377,873
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       172,563
Mortality & expense charges                                                                       (29,347)
                                                                                          ---------------
Net investment income (loss)                                                                      143,216
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           14,139
Realized gain distributions                                                                         4,199
Net change in unrealized appreciation
(depreciation)                                                                                    192,525
                                                                                          ---------------
Net gain (loss)                                                                                   210,863
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       354,079
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            143,216    $            103,954
Net realized gain (loss)                                                     14,139                  65,606
Realized gain distributions                                                   4,199                  14,437
Net change in unrealized appreciation
(depreciation)                                                              192,525                (230,911)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           354,079                 (46,914)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    616,065               1,259,683
Cost of units redeemed                                                     (675,989)               (561,306)
Account charges                                                             (13,747)                (14,064)
                                                               --------------------    --------------------
Increase (decrease)                                                         (73,671)                684,313
                                                               --------------------    --------------------
Net increase (decrease)                                                     280,408                 637,399
Net assets, beginning                                                     2,557,221               1,919,822
                                                               --------------------    --------------------
Net assets, ending                                             $          2,837,629    $          2,557,221
                                                               ====================    ====================
Units sold                                                                   99,470                 194,849
Units redeemed                                                             (109,470)                (93,009)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (10,000)                101,840
Units outstanding, beginning                                                387,873                 286,033
                                                               --------------------    --------------------
Units outstanding, ending                                                   377,873                 387,873
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,171,742
Cost of units redeemed                                                                           (1,879,909)
Account charges                                                                                     (41,175)
Net investment income (loss)                                                                        328,601
Net realized gain (loss)                                                                            118,299
Realized gain distributions                                                                          21,753
Net change in unrealized appreciation
(depreciation)                                                                                      118,318
                                                                                       --------------------
Net assets                                                                             $          2,837,629
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.91                51   $           405               N/A              15.3%
12/31/2011                        6.86                61               422               N/A              -0.6%
12/31/2010                        6.90                53               366               N/A              14.7%
12/31/2009                        6.02                32               190               N/A              19.0%
12/31/2008                        5.06                40               203               N/A               1.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.45               327   $         2,432              1.30%             13.8%
12/31/2011                        6.54               326             2,135              1.30%             -1.9%
12/31/2010                        6.67               233             1,554              1.30%             13.2%
12/31/2009                        5.89               118               694              1.30%             17.4%
12/31/2008                        5.01                53               268              1.30%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                            6.4%
2011                            5.7%
2010                            1.4%
2009                           12.1%
2008                            0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
             Franklin Small Cap Value Securities 1 Class - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       244,238    $       210,133            13,145
                                                                        ===============   ===============
Receivables: investments sold                                      5
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $       244,243
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $        20,618              3,238   $         6.37
Band B                                                       223,625             37,318             5.99
                                                     ---------------    ---------------
Total                                                $       244,243             40,556
                                                     ===============   ================

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,198
Mortality & expense charges                                                                        (2,743)
                                                                                          ---------------
Net investment income (loss)                                                                         (545)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           16,690
Realized gain distributions                                                                            --
Net change in unrealized appreciation
(depreciation)                                                                                     23,213
                                                                                          ---------------
Net gain (loss)                                                                                    39,358
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        39,903
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (545)   $               (680)
Net realized gain (loss)                                                     16,690                  15,582
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation
(depreciation)                                                               23,213                 (32,009)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            39,358                 (17,107)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     52,538                 118,471
Cost of units redeemed                                                      (85,069)               (134,206)
Account charges                                                                (700)                   (631)
                                                               --------------------    --------------------
Increase (decrease)                                                         (33,231)                (16,366)
                                                               --------------------    --------------------
Net increase (decrease)                                                       6,127                 (33,473)
Net assets, beginning                                                       238,116                 271,589
                                                               --------------------    --------------------
Net assets, ending                                             $            244,243    $            238,116
                                                               ====================    ====================
Units sold                                                                    9,842                  25,661
Units redeemed                                                              (15,763)                (29,700)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (5,921)                 (4,039)
Units outstanding, beginning                                                 46,477                  50,516
                                                               --------------------    --------------------
Units outstanding, ending                                                    40,556                  46,477
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            458,463
Cost of units redeemed                                                                             (277,878)
Account charges                                                                                      (1,950)
Net investment income (loss)                                                                         (1,675)
Net realized gain (loss)                                                                             32,506
Realized gain distributions                                                                             672
Net change in unrealized appreciation
(depreciation)                                                                                       34,105
                                                                                       --------------------
Net assets                                                                             $            244,243
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.37                 3   $            21               N/A              18.8%
12/31/2011                        5.36                 2                11               N/A              -3.5%
12/31/2010                        5.56                 2                12               N/A              28.5%
12/31/2009                        4.33                 1                 3               N/A              29.5%
12/31/2008                        3.34                 1                 3               N/A             -33.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.99                37   $           224              1.30%             17.2%
12/31/2011                        5.11                44               227              1.30%             -4.8%
12/31/2010                        5.37                48               260              1.30%             26.8%
12/31/2009                        4.23                 5                22              1.30%             27.9%
12/31/2008                        3.31                10                33              1.30%            -33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           0.9%
2011                           1.1%
2010                           0.6%
2009                           0.9%
2008                           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Franklin Templeton VIP Founding Funds Allocation 1 Class - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       349,925    $       312,488            40,921
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (47)
                                                     ---------------
Net assets                                           $       349,878
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $         5,778              1,043   $         5.54
Band B                                                       344,100             66,005             5.21
                                                     ---------------    ---------------
Total                                                $       349,878             67,048
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         9,940
Mortality & expense charges                                                                        (4,211)
                                                                                          ---------------
Net investment income (loss)                                                                        5,729
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            8,027
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               29,952
                                                                                          ---------------
Net gain (loss)                                                                                    37,979
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        43,708
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              5,729    $             (3,993)
Net realized gain (loss)                                                      8,027                   4,005
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         29,952                 (13,336)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            43,708                 (13,324)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     54,006                  72,241
Cost of units redeemed                                                      (78,245)                (46,183)
Account charges                                                              (1,965)                 (2,162)
                                                               --------------------    --------------------
Increase (decrease)                                                         (26,204)                 23,896
                                                               --------------------    --------------------
Net increase (decrease)                                                      17,504                  10,572
Net assets, beginning                                                       332,374                 321,802
                                                               --------------------    --------------------
Net assets, ending                                             $            349,878    $            332,374
                                                               ====================    ====================
Units sold                                                                   11,250                  14,670
Units redeemed                                                              (16,854)                (10,336)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (5,604)                  4,334
Units outstanding, beginning                                                 72,852                  68,318
                                                               --------------------    --------------------
Units outstanding, ending                                                    67,048                  72,652
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            556,401
Cost of units redeemed                                                                             (243,494)
Account charges                                                                                      (7,104)
Net investment income (loss)                                                                          9,682
Net realized gain (loss)                                                                             (3,529)
Realized gain distributions                                                                             485
Net change in unrealized appreciation (depreciation)                                                 37,437
                                                                                       --------------------
Net assets                                                                             $            349,878
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.54                 1   $             6               N/A              15.6%
12/31/2011                        4.79                 1                 7               N/A              -1.3%
12/31/2010                        4.86                 8                40               N/A              10.6%
12/31/2009                        4.39                10                42               N/A              30.5%
12/31/2008                        3.36                 3                10               N/A             -32.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.21                66   $           344              1.30%             14.1%
12/31/2011                        4.57                71               326              1.30%             -2.6%
12/31/2010                        4.69                60               282              1.30%              9.2%
12/31/2009                        4.29                25               106              1.30%             28.8%
12/31/2008                        3.33                 2                 5              1.30%            -33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           2.9%
2011                           0.0%
2010                           2.9%
2009                           4.4%
2008                           6.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                  Templeton Foreign Securities Fund - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    33,231,291    $    26,688,311         2,311,363
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (16,995)
                                                     ---------------
Net assets                                           $    33,214,296
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $       888,605            113,167   $         7.85
Band B                                                    32,325,691          4,317,819             7.49
                                                     ---------------    ---------------
Total                                                $    33,214,296          4,430,986
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       984,082
Mortality & expense charges                                                                      (384,586)
                                                                                          ---------------
Net investment income (loss)                                                                      599,496
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          671,185
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            3,920,449
                                                                                          ---------------
Net gain (loss)                                                                                 4,591,634
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     5,191,130
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            599,496    $            123,022
Net realized gain (loss)                                                    671,185                 948,216
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      3,920,449              (4,804,821)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         5,191,130              (3,733,583)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  7,454,615               6,149,717
Cost of units redeemed                                                   (6,355,067)             (6,567,535)
Account charges                                                            (252,638)               (273,784)
                                                               --------------------    --------------------
Increase (decrease)                                                         846,910                (691,602)
                                                               --------------------    --------------------
Net increase (decrease)                                                   6,038,040              (4,425,185)
Net assets, beginning                                                    27,176,256              31,601,441
                                                               --------------------    --------------------
Net assets, ending                                             $         33,214,296    $         27,176,256
                                                               ====================    ====================
Units sold                                                                1,186,838                 883,787
Units redeemed                                                             (988,728)               (994,325)
                                                               --------------------    --------------------
Net increase (decrease)                                                     198,110                (110,538)
Units outstanding, beginning                                              4,232,876               4,343,414
                                                               --------------------    --------------------
Units outstanding, ending                                                 4,430,986               4,232,876
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         43,815,522
Cost of units redeemed                                                                          (19,159,049)
Account charges                                                                                    (942,494)
Net investment income (loss)                                                                        702,406
Net realized gain (loss)                                                                          2,254,931
Realized gain distributions                                                                              --
Net change in unrealized appreciation
(depreciation)                                                                                    6,542,980
                                                                                       --------------------
Net assets                                                                             $         33,214,296
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.85               113   $           889               N/A              18.2%
12/31/2011                        6.64                97               645               N/A             -10.6%
12/31/2010                        7.43                94               700               N/A               8.4%
12/31/2009                        6.86                89               610               N/A              37.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.49             4,318   $        32,326              1.30%             16.7%
12/31/2011                        6.42             4,136            26,531              1.30%            -11.8%
12/31/2010                        7.27             4,249            30,902              1.30%              7.0%
12/31/2009                        6.80             4,275            29,051              1.30%             35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           3.3%
2011                           1.7%
2010                           1.8%
2009                           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

       AUL American Individual Variable Annuity Unit Trust
Invesco Van Kampen V.I. Mid Cap Growth Fund Series I Class - 00888X591


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       479,975    $       485,574           122,417
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (97)
                                                     ---------------
Net assets                                           $       479,878
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $       190,499             38,212   $         4.99
Band B                                                       289,379             58,591             4.94
                                                     ---------------    ---------------
Total                                                $       479,878             96,803
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                        (3,120)
                                                                                          ---------------
Net investment income (loss)                                                                       (3,120)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,488)
Realized gain distributions                                                                           178
Net change in unrealized appreciation
(depreciation)                                                                                     (5,599)
                                                                                          ---------------
Net gain (loss)                                                                                   (16,909)
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       (20,029)
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (3,120)   $                 --
Net realized gain (loss)                                                    (11,488)                     --
Realized gain distributions                                                     178                      --
Net change in unrealized appreciation
(depreciation)                                                               (5,599)                     --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           (20,029)                    --
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    678,756                      --
Cost of units redeemed                                                     (175,611)                     --
Account charges                                                              (3,238)                     --
                                                               --------------------    --------------------
Increase (decrease)                                                         499,907                      --
                                                               --------------------    --------------------
Net increase (decrease)                                                     479,878                      --
Net assets, beginning                                                            --                      --
                                                               --------------------    --------------------
Net assets, ending                                             $            479,878                      --
                                                               ====================    ====================
Units sold                                                                  135,703    $                 --
Units redeemed                                                              (38,900)                     --
                                                               --------------------    --------------------
Net increase (decrease)                                                      96,803                      --
Units outstanding, beginning                                                     --                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                    96,803                      --
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            678,756
Cost of units redeemed                                                                             (175,611)
Account charges                                                                                      (3,238)
Net investment income (loss)                                                                         (3,120)
Net realized gain (loss)                                                                            (11,488)
Realized gain distributions                                                                             178
Net change in unrealized appreciation
(depreciation)                                                                                       (5,599)
                                                                                       --------------------
Net assets                                                                             $            479,878
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.99                38   $           190               N/A              -0.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.94                59   $           289              1.30%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

           AUL American Individual Variable Annuity Unit Trust
         Invesco V.I. Core Equity Fund Series II Class - 008892671


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        13,126    $        11,070               439
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (1)
                                                     ---------------
Net assets                                           $        13,125
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $           239                 31   $         7.72
Band B                                                        12,886              1,751             7.36
                                                     ---------------   ----------------
Total                                                $        13,125              1,782
                                                     ===============   ================

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           123
Mortality & expense charges                                                                          (161)
                                                                                          ---------------
Net investment income (loss)                                                                          (38)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              253
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                1,368
                                                                                          ---------------
Net gain (loss)                                                                                     1,621
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $         1,583
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (38)   $                (50)
Net realized gain (loss)                                                        253                      19
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          1,368                    (165)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             1,583                    (196)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                         25                     838
Cost of units redeemed                                                       (1,414)                    (49)
Account charges                                                                 (30)                    (27)
                                                               --------------------    --------------------
Increase (decrease)                                                          (1,419)                    762
                                                               --------------------    --------------------
Net increase (decrease)                                                         164                     566
Net assets, beginning                                                        12,961                  12,395
                                                               --------------------    --------------------
Net assets, ending                                             $             13,125    $             12,961
                                                               ====================    ====================
Units sold                                                                        3                     123
Units redeemed                                                                 (189)                    (10)
                                                               --------------------    --------------------
Net increase (decrease)                                                        (186)                    113
Units outstanding, beginning                                                  1,968                   1,855
                                                               --------------------    --------------------
Units outstanding, ending                                                     1,782                   1,968
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             43,599
Cost of units redeemed                                                                              (33,350)
Account charges                                                                                        (101)
Net investment income (loss)                                                                           (153)
Net realized gain (loss)                                                                              1,074
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,056
                                                                                       --------------------
Net assets                                                                             $             13,125
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.72                 0   $             0               N/A              13.6%
12/31/2011                        6.79                 0                 1               N/A              -0.3%
12/31/2010                        6.81                 0                 1               N/A               9.2%
12/31/2009                        6.24                 0                 1               N/A              24.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.36                 2   $            13              1.30%             12.1%
12/31/2011                        6.56                 2                12              1.30%             -1.6%
12/31/2010                        6.67                 2                11              1.30%              7.8%
12/31/2009                        6.18                 1                 4              1.30%             23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           0.9%
2011                           0.8%
2010                           2.5%
2009                           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

         AUL American Individual Variable Annuity Unit Trust
  Invesco V.I. Diversified Dividend Fund Series 1 Class - 00888X104


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       398,873    $       365,407            24,410
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (6)
                                                     ---------------
Net assets                                           $       398,867
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $        88,460             16,154   $         5.48
Band B                                                       310,407             57,934             5.36
                                                     ---------------    ---------------
Total                                                $       398,867             74,088
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         9,193
Mortality & expense charges                                                                        (4,726)
                                                                                          ---------------
Net investment income (loss)                                                                        4,467
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,931
Realized gain distributions                                                                            --
Net change in unrealized appreciation
(depreciation)                                                                                     63,245
                                                                                          ---------------
Net gain (loss)                                                                                    66,176
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        70,643
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              4,467    $             (2,656)
Net realized gain (loss)                                                      2,931                  (2,690)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation
(depreciation)                                                               63,245                 (29,779)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            70,643                 (35,125)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     91,491                 494,499
Cost of units redeemed                                                     (186,499)                (30,656)
Account charges                                                              (3,445)                 (2,041)
                                                               --------------------    --------------------
Increase (decrease)                                                         (98,453)                461,802
                                                               --------------------    --------------------
Net increase (decrease)                                                     (27,810)                426,677
Net assets, beginning                                                       426,677                      --
                                                               --------------------    --------------------
Net assets, ending                                             $            398,867    $            426,677
                                                               ====================    ====================
Units sold                                                                   19,408                 100,220
Units redeemed                                                              (38,466)                 (7,074)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (19,058)                 93,146
Units outstanding, beginning                                                 93,146                      --
                                                               --------------------    --------------------
Units outstanding, ending                                                    74,088                  93,146
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            585,990
Cost of units redeemed                                                                             (217,155)
Account charges                                                                                      (5,486)
Net investment income (loss)                                                                          1,811
Net realized gain (loss)                                                                                241
Realized gain distributions                                                                              --
Net change in unrealized appreciation
(depreciation)                                                                                       33,466
                                                                                       --------------------
Net assets                                                                             $            398,867
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.48                16   $            88               N/A              18.7%
12/31/2011                        4.61                20                92               N/A              -7.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.36                58   $           310              1.30%             17.2%
12/31/2011                        4.57                73               334              1.30%             -8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           2.2%
2011                           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

           AUL American Individual Variable Annuity Unit Trust
      Invesco V.I. Global Health Care Fund Series I Class - 008892416


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       742,253    $       500,941            35,342
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (54)
                                                     ---------------
Net assets                                                   742,199
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   --------------
Band A                                               $       395,840             49,250   $         8.04
Band B                                                       346,359             37,378             9.27
                                                     ---------------   ----------------
Total                                                $       742,199             86,628
                                                     ===============   ================

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                        (4,437)
                                                                                          ---------------
Net investment income (loss)                                                                       (4,437)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           17,601
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              120,996
                                                                                          ---------------
Net gain (loss)                                                                                   138,597
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       134,160
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (4,437)   $             (4,787)
Net realized gain (loss)                                                     17,601                  (6,704)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        120,996                  37,185
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           134,160                  25,694
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     26,226                  53,109
Cost of units redeemed                                                     (175,145)               (136,989)
Account charges                                                              (6,516)                 (7,876)
                                                               --------------------    --------------------
Increase (decrease)                                                        (155,435)                (91,756)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (21,275)                (66,062)
Net assets, beginning                                                       763,474                 829,536
                                                               --------------------    --------------------
Net assets, ending                                             $            742,199    $            763,474
                                                               ====================    ====================
Units sold                                                                    3,322                   7,115
Units redeemed                                                              (23,847)                (21,030)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (20,525)                (13,915)
Units outstanding, beginning                                                107,153                 121,068
                                                               --------------------    --------------------
Units outstanding, ending                                                    86,628                 107,153
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          3,070,261
Cost of units redeemed                                                                           (2,694,295)
Account charges                                                                                    (123,416)
Net investment income (loss)                                                                        (47,042)
Net realized gain (loss)                                                                             26,297
Realized gain distributions                                                                         269,082
Net change in unrealized appreciation
(depreciation)                                                                                      241,312
                                                                                       --------------------
Net assets                                                                             $            742,199
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.04                49   $           396               N/A              20.9%
12/31/2011                        6.65                61               408               N/A               3.9%
12/31/2010                        6.40                74               473               N/A               5.3%
12/31/2009                        6.07                84               512               N/A              27.7%
12/31/2008                        4.76               112               535               N/A             -28.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.27                37   $           346              1.30%             19.3%
12/31/2011                        7.77                46               355              1.30%              2.6%
12/31/2010                        7.57                47               357              1.30%              3.9%
12/31/2009                        7.28                57               414              1.30%             26.0%
12/31/2008                        5.78                85               489              1.30%            -29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                           0.0%
2011                           0.0%
2010                           0.0%
2009                           0.3%
2008                           0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

           AUL American Individual Variable Annuity Unit Trust
     Invesco V.I. Global Real Estate Fund Series I Class - 008892523


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    19,325,284    $    15,602,324         1,248,550
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (10,214)
                                                     ---------------
Net assets                                           $    19,315,070
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       858,593             53,873           $ 15,94
Band B                                                    18,456,477          1,405,868             13,13
                                                     ---------------    ---------------
Total                                                $    19,315,070          1,459,741
                                                     ===============    ===============


                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       104,639
Mortality & expense charges                                                                      (237,917)
                                                                                          ---------------
Net investment income (loss)                                                                     (133,278)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          350,212
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            4,251,176
                                                                                          ---------------
Net gain (loss)                                                                                 4,601,388
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     4,468,110
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (133,278)   $            504,599
Net realized gain (loss)                                                    350,212              (1,695,180)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      4,251,176                (305,484)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         4,468,110              (1,496,065)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  1,376,370               2,039,172
Cost of units redeemed                                                   (4,352,348)             (4,855,889)
Account charges                                                            (153,903)               (179,090)
                                                               --------------------    --------------------
Increase (decrease)                                                      (3,129,881)             (2,995,807)
                                                               --------------------    --------------------
Net increase (decrease)                                                   1,338,229              (4,491,872)
Net assets, beginning                                                    17,976,841              22,468,713
                                                               --------------------    --------------------
Net assets, ending                                             $         19,315,070    $         17,976,841
                                                               ====================    ====================
Units sold                                                                  120,862                 194,422
Units redeemed                                                             (377,736)               (458,591)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (256,874)               (264,169)
Units outstanding, beginning                                              1,716,615               1,980,784
                                                               --------------------    --------------------
Units outstanding, ending                                                 1,459,741               1,716,615
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $    43,616,831
Cost of units redeemed                                                                        (27,060,651)
Account charges                                                                                  (954,796)
Net investment income (loss)                                                                    2,531,339
Net realized gain (loss)                                                                       (5,759,193)
Realized gain distributions                                                                     3,218,580
Net change in unrealized appreciation (depreciation)                                            3,722,960
                                                                                          ---------------
Net assets                                                                                $    19,315,070
                                                                                          ===============

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         15.94                54   $           859               N/A              28.1%
12/31/2011                       12.44                76               946               N/A              -6.5%
12/31/2010                       13.31                91             1,211               N/A              17.5%
12/31/2009                       11.32                98             1,112               N/A              31.5%
12/31/2008                        8.61               123             1,063               N/A             -44.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         13.13             1,406   $        18,456              1.30%             26.5%
12/31/2011                       10.38             1,641            17,031              1.30%             -7.7%
12/31/2010                       11.25             1,890            21,258              1.30%             16.0%
12/31/2009                        9.70             2,150            20,852              1.30%             29.8%
12/31/2008                        7.47             1,821            13,604              1.30%            -45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012               0.6%
2011               3.7%
2010               4.8%
2009               0.0%
2008              12.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

         AUL American Individual Variable Annuity Unit Trust
       Invesco V.I. High Yield Fund Series I Class - 008892846


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    11,286,937    $    10,023,915         2,010,814
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (6,267)
                                                     ---------------
Net assets                                           $    11,280,670
                                                     ===============

                                                                            UNITS         ACCUMULATION
                                                       NET ASSETS        OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       635,069             66,521   $          9.55
Band B                                                    10,645,601          1,248,139              8.53
                                                     ---------------    ---------------
Total                                                $    11,280,670          1,314,660
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       545,346
Mortality & expense charges                                                                      (150,910)
                                                                                          ---------------
Net investment income (loss)                                                                      394,436
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          413,423
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              922,408
                                                                                          ---------------
Net gain (loss)                                                                                 1,335,831
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     1,730,267
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            394,436    $          1,004,575
Net realized gain (loss)                                                    413,423              (1,084,954)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        922,408                 120,397
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         1,730,267                  40,018
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  2,315,538               2,160,716
Cost of units redeemed                                                   (6,132,577)             (6,404,442)
Account charges                                                             (99,422)               (138,805)
                                                               --------------------    --------------------
Increase (decrease)                                                      (3,916,461)             (4,382,531)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,186,194)             (4,342,513)
Net assets, beginning                                                    13,466,864              17,809,377
                                                               --------------------    --------------------
Net assets, ending                                             $         11,280,670    $         13,466,864
                                                               ====================    ====================
Units sold                                                                  291,333                 320,761
Units redeemed                                                             (794,954)               (901,175)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (503,621)               (580,414)
Units outstanding, beginning                                              1,818,281               2,398,695
                                                               --------------------    --------------------
Units outstanding, ending                                                 1,314,660               1,818,281
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         36,138,771
Cost of units redeemed                                                                          (30,427,477)
Account charges                                                                                    (867,430)
Net investment income (loss)                                                                      7,290,905
Net realized gain (loss)                                                                         (2,117,121)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,263,022
                                                                                       --------------------
Net assets                                                                             $         11,280,670
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.55                67   $           635               N/A              17.2%
12/31/2011                        8.15                75               609               N/A               1.0%
12/31/2010                        8.07                89               720               N/A              13.6%
12/31/2009                        7.11               102               724               N/A              52.8%
12/31/2008                        4.65               124               579               N/A             -25.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.53             1,248   $        10,646              1.30%             15.7%
12/31/2011                        7.37             1,743            12,857              1.30%             -0.3%
12/31/2010                        7.40             2,309            17,089              1.30%             12.1%
12/31/2009                        6.60             2,527            16,681              1.30%             50.8%
12/31/2008                        4.38             2,688            11,765              1.30%            -26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012              4.4%
2011              7.7%
2010              9.7%
2009              8.5%
2008             11.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            AUL American Individual Variable Annuity Unit Trust
     Invesco V.I. International Growth Fund Series II Class - 008892655


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------   ---------------   ---------------
Investments                                          $    33,704,272   $    27,176,841         1,134,989
                                                                       ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (17,773)
                                                     ---------------
Net assets                                           $    33,686,499
                                                     ===============

                                                                            UNITS         ACCUMULATION
                                                       NET ASSETS        OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       973,769            121,081   $          8.04
Band B                                                    32,712,730          4,266,164              7.67
                                                     ---------------    ---------------
Total                                                $    33,686,499          4,387,245
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       435,670
Mortality & expense charges                                                                      (377,159)
                                                                                          ---------------
Net investment income (loss)                                                                       58,511
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          962,331
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            3,432,874
                                                                                          ---------------
Net gain (loss)                                                                                 4,395,205
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     4,453,716
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED             PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             58,511    $            (36,218)
Net realized gain (loss)                                                    962,331                 800,626
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      3,432,874              (2,990,865)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         4,453,716              (2,226,457)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                 12,030,021               5,941,281
Cost of units redeemed                                                   (6,369,929)             (5,331,960)
Account charges                                                            (249,468)               (229,474)
                                                               --------------------    --------------------
Increase (decrease)                                                       5,410,624                 379,847
                                                               --------------------    --------------------
Net increase (decrease)                                                   9,864,340              (1,846,610)
Net assets, beginning                                                    23,822,159              25,668,769
                                                               --------------------    --------------------
Net assets, ending                                             $         33,686,499    $         23,822,159
                                                               ====================    ====================
Units sold                                                                1,788,687                 834,368
Units redeemed                                                             (932,535)               (797,786)
                                                               --------------------    --------------------
Net increase (decrease)                                                     856,152                  36,582
Units outstanding, beginning                                              3,531,093               3,494,511
                                                               --------------------    --------------------
Units outstanding, ending                                                 4,387,245               3,531,093
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         42,219,303
Cost of units redeemed                                                                          (16,808,585)
Account charges                                                                                    (815,490)
Net investment income (loss)                                                                        293,089
Net realized gain (loss)                                                                          2,270,751
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              6,527,431
                                                                                       --------------------
Net assets                                                                             $         33,686,499
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.04               121   $           974               N/A              15.3%
12/31/2011                        6.98                91               633               N/A              -7.0%
12/31/2010                        7.50                83               621               N/A              12.6%
12/31/2009                        6.66                79               527               N/A              33.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.67             4,266   $        32,713              1.30%             13.8%
12/31/2011                        6.74             3,440            23,189              1.30%             -8.2%
12/31/2010                        7.34             3,412            25,048              1.30%             11.2%
12/31/2009                        6.60             3,538            23,366              1.30%             32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012             1.5%
2011             1.2%
2010             1.7%
2009             2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
             Invesco V.I. Utilities Fund Series I Class - 008892259


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------   ---------------   ---------------
Investments                                          $     2,174,579   $     1,927,582           134,221
                                                                       ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (194)
                                                     ---------------
Net assets                                           $     2,174,385
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                        NET ASSETS        OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       507,319             55,165   $          9.20
Band B                                                     1,667,066            148,352             11.24
                                                     ---------------    ---------------
Total                                                $     2,174,385            203,517
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        67,117
Mortality & expense charges                                                                       (21,187)
                                                                                          ---------------
Net investment income (loss)                                                                       45,930
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           87,353
Realized gain distributions                                                                        76,623
Net change in unrealized appreciation (depreciation)                                             (159,778)
                                                                                          ---------------
Net gain (loss)                                                                                     4,198
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        50,128
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             45,930    $             46,448
Net realized gain (loss)                                                     87,353                (143,599)
Realized gain distributions                                                  76,623                      --
Net change in unrealized appreciation (depreciation)                       (159,778)                407,764
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            50,128                 310,613
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    491,204                 177,342
Cost of units redeemed                                                     (506,915)               (563,266)
Account charges                                                             (14,644)                (15,277)
                                                               --------------------    --------------------
Increase (decrease)                                                         (30,355)               (401,201)
                                                               --------------------    --------------------
Net increase (decrease)                                                      19,773                 (90,588)
Net assets, beginning                                                     2,154,612               2,245,200
                                                               --------------------    --------------------
Net assets, ending                                             $          2,174,385    $          2,154,612
                                                               ====================    ====================
Units sold                                                                   45,216                  21,088
Units redeemed                                                              (50,040)                (64,652)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (4,824)                (43,564)
Units outstanding, beginning                                                208,341                 251,905
                                                               --------------------    --------------------
Units outstanding, ending                                                   203,517                 208,341
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         11,162,594
Cost of units redeemed                                                                          (10,534,615)
Account charges                                                                                    (265,303)
Net investment income (loss)                                                                        617,498
Net realized gain (loss)                                                                             33,439
Realized gain distributions                                                                         913,775
Net change in unrealized appreciation (depreciation)                                                246,997
                                                                                       --------------------
Net assets                                                                             $          2,174,385
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.20                55   $           507               N/A               3.6%
12/31/2011                        8.88                64               566               N/A              16.4%
12/31/2010                        7.62                84               641               N/A               6.3%
12/31/2009                        7.17               110               791               N/A              14.9%
12/31/2008                        6.24               152               950               N/A             -32.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.24               148   $         1,667              1.30%              2.3%
12/31/2011                       10.99               145             1,588              1.30%             14.9%
12/31/2010                        9.56               168             1,604              1.30%              4.9%
12/31/2009                        9.11               199             1,816              1.30%             13.4%
12/31/2008                        8.03               301             2,420              1.30%            -33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                3.1%
2011                3.0%
2010                3.3%
2009                3.8%
2008                2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------   ---------------   ---------------
Investments                                          $    75,097,374   $    71,168,569         5,963,169
                                                                       ===============   ===============
Receivables: investments sold                                 38,556
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $    75,135,930
                                                     ===============

                                                                             UNITS        ACCUMULATION
                                                        NET ASSETS        OUTSTANDING      UNIT VALUE
                                                     ---------------   ---------------   ---------------
Band A                                               $     6,402,177           536,098   $         11.94
Band B                                                    68,733,753         8,298,392              8.28
                                                     ---------------   ---------------
Total                                                $    75,135,930         8,834,490
                                                     ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $     2,917,166
Mortality & expense charges                                                                      (951,384)
                                                                                          ---------------
Net investment income (loss)                                                                    1,965,782
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        1,185,073
Realized gain distributions                                                                     1,155,939
Net change in unrealized appreciation (depreciation)                                            1,165,560
                                                                                          ---------------
Net gain (loss)                                                                                 3,506,572
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     5,472,354
                                                                                          ===============

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          1,965,782    $          5,463,930
Net realized gain (loss)                                                  1,185,073               1,285,188
Realized gain distributions                                               1,155,939               1,787,901
Net change in unrealized appreciation (depreciation)                      1,165,560              (3,984,521)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         5,472,354               4,552,498
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                 10,981,574              13,855,245
Cost of units redeemed                                                  (24,294,790)            (20,298,389)
Account charges                                                            (655,133)               (731,092)
                                                               --------------------    --------------------
Increase (decrease)                                                     (13,968,349)             (7,174,236)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (8,495,995)             (2,621,738)
Net assets, beginning                                                    83,631,925              86,253,663
                                                               --------------------    --------------------
Net assets, ending                                             $         75,135,930    $         83,631,925
                                                               ====================    ====================
Units sold                                                                1,373,474               1,973,616
Units redeemed                                                           (3,089,019)             (2,872,503)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (1,715,545)               (898,887)
Units outstanding, beginning                                             10,550,035              11,448,922
                                                               --------------------    --------------------
Units outstanding, ending                                                 8,834,490              10,550,035
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        211,427,569
Cost of units redeemed                                                                         (168,612,978)
Account charges                                                                                  (5,684,449)
Net investment income (loss)                                                                     26,366,016
Net realized gain (loss)                                                                          3,381,077
Realized gain distributions                                                                       4,329,890
Net change in unrealized appreciation (depreciation)                                              3,928,805
                                                                                       --------------------
Net assets                                                                             $         75,135,930
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.94               536   $         6,402               N/A               8.3%
12/31/2011                       11.02               585             6,443               N/A               6.7%
12/31/2010                       10.33               704             7,266               N/A               8.0%
12/31/2009                        9.56               693             6,630               N/A              13.2%
12/31/2008                        8.45               934             7,891               N/A               6.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.28             8,298   $        68,734              1.30%              6.9%
12/31/2011                        7.75             9,966            77,189              1.30%              5.4%
12/31/2010                        7.35            10,745            78,988              1.30%              6.6%
12/31/2009                        6.90            10,748            74,133              1.30%             11.8%
12/31/2008                        6.17            15,904            98,155              1.30%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                3.7%
2011                7.6%
2010                6.4%
2009                4.4%
2008                4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Janus Aspen Forty Portfolio Institutional Class - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       433,462    $       362,863            10,645
                                                                        ===============   ===============
Receivables: investments sold                                  2,474
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $       435,936
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS          OUTSTANDING      UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $        62,809             12,643   $          4.97
Band B                                                       373,127             79,811              4.68
                                                     ---------------    ---------------
Total                                                $       435,936             92,454
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         3,006
Mortality & expense charges                                                                        (4,697)
                                                                                          ---------------
Net investment income (loss)                                                                       (1,691)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           17,264
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               68,162
                                                                                          ---------------
Net gain (loss)                                                                                    85,426
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        83,735
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (1,691)   $             (2,743)
Net realized gain (loss)                                                     17,264                  18,908
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         68,162                 (48,697)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            83,735                 (32,532)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    114,125                  89,737
Cost of units redeemed                                                     (122,843)                (98,272)
Account charges                                                              (2,264)                 (2,331)
                                                               --------------------    --------------------
Increase (decrease)                                                         (10,982)                (10,866)
                                                               --------------------    --------------------
Net increase (decrease)                                                      72,753                 (43,398)
Net assets, beginning                                                       363,183                 406,581
                                                               --------------------    --------------------
Net assets, ending                                             $            435,936    $            363,183
                                                               ====================    ====================
Units sold                                                                   25,835                  21,277
Units redeemed                                                              (28,009)                (24,111)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (2,174)                 (2,834)
Units outstanding, beginning                                                 94,628                  97,462
                                                               --------------------    --------------------
Units outstanding, ending                                                    92,454                  94,628
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,019,566
Cost of units redeemed                                                                             (672,784)
Account charges                                                                                     (12,509)
Net investment income (loss)                                                                        (10,274)
Net realized gain (loss)                                                                             41,338
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 70,599
                                                                                       --------------------
Net assets                                                                             $            435,936
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.97                13   $            63               N/A              24.2%
12/31/2011                        4.00                12                47               N/A              -6.7%
12/31/2010                        4.29                20                85               N/A               6.7%
12/31/2009                        4.02                40               162               N/A              46.3%
12/31/2008                        2.75                41               112               N/A             -45.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          4.68                80   $           373              1.30%             22.6%
12/31/2011                        3.81                83               316              1.30%             -7.9%
12/31/2010                        4.14                78               322              1.30%              5.4%
12/31/2009                        3.93               100               392              1.30%             44.4%
12/31/2008                        2.72                43               118              1.30%            -45.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.8%
2011                0.4%
2010                0.3%
2009                0.0%
2008                0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                 Janus Aspen Overseas Service Class - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       424,647    $       539,471            11,466
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (42)
                                                     ---------------
Net assets                                           $       424,605
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS          OUTSTANDING      UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $        60,788              8,820   $          6.89
Band B                                                       363,817             55,365              6.57
                                                     ---------------    ---------------
Total                                                $       424,605             64,185
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,571
Mortality & expense charges                                                                        (4,448)
                                                                                          ---------------
Net investment income (loss)                                                                       (1,877)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (36,281)
Realized gain distributions                                                                        45,604
Net change in unrealized appreciation (depreciation)                                               36,874
                                                                                          ---------------
Net gain (loss)                                                                                    46,197
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        44,320
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (1,877)   $             (3,694)
Net realized gain (loss)                                                    (36,281)                 (5,423)
Realized gain distributions                                                  45,604                   5,784
Net change in unrealized appreciation (depreciation)                         36,874                (214,871)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            44,320                (218,204)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     51,999                 131,295
Cost of units redeemed                                                      (71,092)               (115,418)
Account charges                                                              (2,696)                 (3,986)
                                                               --------------------    --------------------
Increase (decrease)                                                         (27,789)                 11,891
                                                               --------------------    --------------------
Net increase (decrease)                                                      22,531                (206,313)
Net assets, beginning                                                       402,074                 608,387
                                                               --------------------    --------------------
Net assets, ending                                             $            424,605    $            402,074
                                                               ====================    ====================
Units sold                                                                    8,676                  15,670
Units redeemed                                                              (12,412)                (16,506)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (3,736)                   (836)
Units outstanding, beginning                                                 67,921                  68,757
                                                               --------------------    --------------------
Units outstanding, ending                                                    64,185                  67,921
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            885,348
Cost of units redeemed                                                                             (345,610)
Account charges                                                                                      (9,148)
Net investment income (loss)                                                                         (7,197)
Net realized gain (loss)                                                                            (35,352)
Realized gain distributions                                                                          51,388
Net change in unrealized appreciation (depreciation)                                               (114,824)
                                                                                       --------------------
Net assets                                                                             $            424,605
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.89                 9   $            61               N/A              13.2%
12/31/2011                        6.09                12                75               N/A             -32.3%
12/31/2010                        9.00                15               133               N/A              25.0%
12/31/2009                        7.20                 2                17               N/A              44.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.57                55   $           364              1.30%             11.7%
12/31/2011                        5.88                56               327              1.30%            -33.2%
12/31/2010                        8.81                54               475              1.30%             23.4%
12/31/2009                        7.14                 8                54              1.30%             42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.6%
2011                0.4%
2010                0.6%
2009                0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
     Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       193,423    $       187,297            12,421
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                  (23)
                                                     ---------------
Net assets                                           $       193,400
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS          OUTSTANDING      UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $        42,381              5,563   $          7.62
Band B                                                       151,019             20,791              7.26
                                                     ---------------    ---------------
Total                                                $       193,400             26,354
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         1,781
Mortality & expense charges                                                                        (1,947)
                                                                                          ---------------
Net investment income (loss)                                                                         (166)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,344
Realized gain distributions                                                                        12,165
Net change in unrealized appreciation (depreciation)                                                5,437
                                                                                          ---------------
Net gain (loss)                                                                                    18,946
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        18,780
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (166)   $             (1,189)
Net realized gain (loss)                                                      1,344                  15,042
Realized gain distributions                                                  12,165                      --
Net change in unrealized appreciation (depreciation)                          5,437                 (22,646)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            18,780                  (8,793)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                      2,136                 146,054
Cost of units redeemed                                                      (24,494)               (130,437)
Account charges                                                              (1,014)                   (905)
                                                               --------------------    --------------------
Increase (decrease)                                                         (23,372)                 14,712
                                                               --------------------    --------------------
Net increase (decrease)                                                      (4,592)                  5,919
Net assets, beginning                                                       197,992                 192,073
                                                               --------------------    --------------------
Net assets, ending                                             $            193,400    $            197,992
                                                               ====================    ====================
Units sold                                                                      378                  21,108
Units redeemed                                                               (3,617)                (19,104)
                                                               --------------------    --------------------
Net increase (decrease)                                                      (3,239)                  2,004
Units outstanding, beginning                                                 29,593                  27,589
                                                               --------------------    --------------------
Units outstanding, ending                                                    26,354                  29,593
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $       338,328
Cost of units redeemed                                                                           (176,590)
Account charges                                                                                    (2,447)
Net investment income (loss)                                                                       (2,034)
Net realized gain (loss)                                                                           17,852
Realized gain distributions                                                                        12,165
Net change in unrealized appreciation (depreciation)                                                6,126
                                                                                          ---------------
Net assets                                                                                $       193,400
                                                                                          ===============

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.62                 6   $            42               N/A              10.8%
12/31/2011                        6.88                 6                42               N/A              -3.0%
12/31/2010                        7.09                 5                34               N/A              15.4%
12/31/2009                        6.14                 0                 0               N/A              22.9%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.26                21   $           151              1.30%              9.4%
12/31/2011                        6.64                23               156              1.30%             -4.2%
12/31/2010                        6.94                23               158              1.30%             13.9%
12/31/2009                        6.09                 6                38              1.30%             21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.9%
2011                0.7%
2010                0.8%
2009                0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     5,354,550    $     4,996,529           174,139
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (1,517)
                                                     ---------------
Net assets                                           $     5,353,033
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS          OUTSTANDING      UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     2,085,298            346,515   $          6.02
Band B                                                     3,267,735            456,771              7.15
                                                     ---------------    ---------------
Total                                                $     5,353,033            803,286
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                        $             45,249
Mortality & expense charges                                                                         (41,347)
                                                                                       --------------------
Net investment income (loss)                                                                          3,902
                                                                                       --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              4,672
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                925,669
                                                                                       --------------------
Net gain (loss)                                                                                     930,341
                                                                                       --------------------
Increase (decrease) in net assets from operations                                      $            934,243
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED            PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              3,902    $            (12,197)
Net realized gain (loss)                                                      4,672                 181,666
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        925,669              (1,067,491)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           934,243                (898,022)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    196,436                 386,937
Cost of units redeemed                                                     (894,110)             (1,660,446)
Account charges                                                             (44,457)                (45,761)
                                                               --------------------    --------------------
Increase (decrease)                                                        (742,221)             (1,319,270)
                                                               --------------------    --------------------
Net increase (decrease)                                                     192,022              (2,217,292)
Net assets, beginning                                                     5,161,011               7,378,303
                                                               --------------------    --------------------
Net assets, ending                                             $          5,353,033    $          5,161,011
                                                               ====================    ====================
Units sold                                                                   34,642                  64,278
Units redeemed                                                             (157,735)               (275,568)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (123,093)               (211,290)
Units outstanding, beginning                                                926,379               1,137,669
                                                               --------------------    --------------------
Units outstanding, ending                                                   803,286                 926,379
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         76,670,828
Cost of units redeemed                                                                          (69,126,378)
Account charges                                                                                  (1,471,569)
Net investment income (loss)                                                                      1,187,578
Net realized gain (loss)                                                                         (2,265,447)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                358,021
                                                                                       --------------------
Net assets                                                                             $          5,353,033
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.02               347   $         2,085               N/A              20.1%
12/31/2011                        5.01               420             2,106               N/A             -13.7%
12/31/2010                        5.81               537             3,118               N/A              15.8%
12/31/2009                        5.02               638             3,202               N/A              37.7%
12/31/2008                        3.64               777             2,829               N/A             -44.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.15               457   $         3,268              1.30%             18.5%
12/31/2011                        6.04               506             3,055              1.30%            -14.9%
12/31/2010                        7.09               601             4,260              1.30%             14.3%
12/31/2009                        6.20               645             4,000              1.30%             35.9%
12/31/2008                        4.56               734             3,348              1.30%            -45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.9%
2011                0.6%
2010                0.6%
2009                1.4%
2008                1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio S Class - 641222856


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       441,122    $       415,989            13,098
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (45,542)
                                                     ---------------
Net assets                                           $       395,580
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS          OUTSTANDING      UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $        18,367              1,996   $          9.20
Band B                                                       377,213             42,995              8.77
                                                     ---------------    ---------------
Total                                                $       395,580             44,991
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                        (5,065)
                                                                                          ---------------
Net investment income (loss)                                                                       (5,065)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,934
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               38,420
                                                                                          ---------------
Net gain (loss)                                                                                    41,354
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        36,289
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED             PERIOD ENDED
                                                               DECEMBER 31, 2012 *      DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (5,065)   $             (3,250)
Net realized gain (loss)                                                      2,934                  21,645
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         38,420                 (29,664)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            36,289                 (11,269)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    118,283                 449,970
Cost of units redeemed                                                      (96,415)               (238,266)
Account charges                                                              (2,387)                 (2,335)
                                                               --------------------    --------------------
Increase (decrease)                                                          19,481                 209,369
                                                               --------------------    --------------------
Net increase (decrease)                                                      55,770                 198,100
Net assets, beginning                                                       339,810                 141,710
                                                               --------------------    --------------------
Net assets, ending                                             $            395,580    $            339,810
                                                               ====================    ====================
Units sold                                                                   13,476                  57,885
Units redeemed                                                              (11,251)                (32,759)
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,225                  25,126
Units outstanding, beginning                                                 42,766                  17,640
                                                               --------------------    --------------------
Units outstanding, ending                                                    44,991                  42,766
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $            711,248
Cost of units redeemed                                                                             (352,711)
Account charges                                                                                      (5,029)
Net investment income (loss)                                                                         (8,752)
Net realized gain (loss)                                                                             25,691
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 25,133
                                                                                       --------------------
Net assets                                                                             $            395,580
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.20                 2   $            18               N/A              12.1%
12/31/2011                        8.21                 3                21               N/A               0.3%
12/31/2010                        8.19                 2                18               N/A              28.7%
12/31/2009                        6.36                 0                 0               N/A              27.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.77                43   $           377              1.30%             10.6%
12/31/2011                        7.93                40               319              1.30%             -1.0%
12/31/2010                        8.01                15               124              1.30%             27.1%
12/31/2009                        6.30                 0                 1              1.30%             26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.0%
2011                0.0%
2010                0.0%
2009                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Intrinsic Value I Class - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     1,128,623    $     1,278,680            93,333
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (216)
                                                     ---------------
Net assets                                           $     1,128,407
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       231,561             20,730   $         11.17
Band B                                                       896,846             90,680              9.89
                                                     ---------------    ---------------
Total                                                $     1,128,407            111,410
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         6,903
Mortality & expense charges                                                                       (12,022)
                                                                                          ---------------
Net investment income (loss)                                                                       (5,119)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,780
Realized gain distributions                                                                       297,242
Net change in unrealized appreciation (depreciation)                                             (135,808)
                                                                                          ---------------
Net gain (loss)                                                                                   166,214
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       161,095
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (5,119)   $             (5,083)
Net realized gain (loss)                                                      4,780                 (59,676)
Realized gain distributions                                                 297,242                      --
Net change in unrealized appreciation (depreciation)                       (135,808)                (27,633)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           161,095                 (92,392)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     45,094                 146,910
Cost of units redeemed                                                     (266,155)               (408,490)
Account charges                                                              (6,116)                 (7,959)
                                                               --------------------    --------------------
Increase (decrease)                                                        (227,177)               (269,539)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (66,082)               (361,931)
Net assets, beginning                                                     1,194,489               1,556,420
                                                               --------------------    --------------------
Net assets, ending                                             $          1,128,407    $          1,194,489
                                                               ====================    ====================

Units sold                                                                    4,859                  15,588
Units redeemed                                                              (27,696)                (43,472)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (22,837)                (27,884)
Units outstanding, beginning                                                134,247                 162,131
                                                               --------------------    --------------------
Units outstanding, ending                                                   111,410                 134,247
                                                               ====================    ====================


                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         22,372,662
Cost of units redeemed                                                                          (23,858,718)
Account charges                                                                                    (304,483)
Net investment income (loss)                                                                       (245,922)
Net realized gain (loss)                                                                          1,720,172
Realized gain distributions                                                                       1,594,753
Net change in unrealized appreciation (depreciation)                                               (150,057)
                                                                                       --------------------
Net assets                                                                             $          1,128,407
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.17                21   $           232               N/A              15.5%
12/31/2011                        9.67                30               293               N/A              -6.5%
12/31/2010                       10.34                35               360               N/A              26.2%
12/31/2009                        8.20                40               328               N/A              46.6%
12/31/2008                        5.59                52               290               N/A             -45.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.89                91   $           897              1.30%             14.0%
12/31/2011                        8.67               104               902              1.30%             -7.7%
12/31/2010                        9.40               127             1,196              1.30%             24.6%
12/31/2009                        7.54               149             1,126              1.30%             44.7%
12/31/2008                        5.21               152               792              1.30%            -46.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.6%
2011                               0.6%
2010                               0.7%
2009                               1.7%
2008                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Small Cap Growth Portfolio S Class - 641222880


                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       252,296    $       242,268            19,130
                                                                        ===============   ===============
Receivables: investments sold                                    230
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                                   252,526
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $        68,459              9,319   $          7.35
Band B                                                       184,067             28,412              6.48
                                                     ---------------    ---------------
Total                                                $       252,526             37,731
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                        (3,169)
                                                                                          ---------------
Net investment income (loss)                                                                       (3,169)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,623
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               27,441
                                                                                          ---------------
Net gain (loss)                                                                                    30,064
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        26,895
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (3,169)   $             (4,006)
Net realized gain (loss)                                                      2,623                 (16,402)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         27,441                  13,883
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            26,895                  (6,525)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     23,811                  28,373
Cost of units redeemed                                                     (149,345)                (97,608)
Account charges                                                              (1,602)                 (2,283)
                                                               --------------------    --------------------
Increase (decrease)                                                        (127,136)                (71,518)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (100,241)                (78,043)
Net assets, beginning                                                       352,767                 430,810
                                                               --------------------    --------------------
Net assets, ending                                             $            252,526    $            352,767
                                                               ====================    ====================

Units sold                                                                    3,734                   4,165
Units redeemed                                                              (22,992)                (15,526)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (19,258)                (11,361)
Units outstanding, beginning                                                 56,989                  68,350
                                                               --------------------    --------------------
Units outstanding, ending                                                    37,731                  56,989
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          4,574,489
Cost of units redeemed                                                                           (4,361,830)
Account charges                                                                                     (51,133)
Net investment income (loss)                                                                        (78,451)
Net realized gain (loss)                                                                             91,480
Realized gain distributions                                                                          67,943
Net change in unrealized appreciation (depreciation)                                                 10,028
                                                                                       --------------------
Net assets                                                                             $            252,526
                                                                                       ====================


----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.35                 9   $            68               N/A               8.8%
12/31/2011                        6.75                13                85               N/A              -1.1%
12/31/2010                        6.82                13                92               N/A              19.6%
12/31/2009                        5.70                13                74               N/A              22.8%
12/31/2008                        4.65                18                85               N/A             -39.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.48                28   $           184              1.30%              7.4%
12/31/2011                        6.03                44               268              1.30%             -2.3%
12/31/2010                        6.18                55               339              1.30%             18.1%
12/31/2009                        5.23                66               345              1.30%             21.2%
12/31/2008                        4.32                69               300              1.30%            -40.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Short Duration Bond Portfolio I Class - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     1,436,843    $     1,467,663           131,170
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (526)
                                                     ---------------
Net assets                                           $     1,436,317
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       356,871             58,428   $          6.11
Band B                                                     1,079,446            200,398              5.39
                                                     ---------------    ---------------
Total                                                $     1,436,317            258,826
                                                     ===============    ===============

                                              STATEMENT OF OPERATIONS
                                      For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        41,333
Mortality & expense charges                                                                       (14,216)
                                                                                          ---------------
Net investment income (loss)                                                                       27,117
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,210)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               22,663
                                                                                          ---------------
Net gain (loss)                                                                                    17,453
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        44,570
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             27,117    $             34,799
Net realized gain (loss)                                                     (5,210)                (64,601)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                         22,663                  19,182
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            44,570                 (10,620)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    498,432                 487,615
Cost of units redeemed                                                     (275,248)               (577,507)
Account charges                                                              (7,979)                 (6,869)
                                                               --------------------    --------------------
Increase (decrease)                                                         215,205                 (96,761)
                                                               --------------------    --------------------
Net increase (decrease)                                                     259,775                (107,381)
Net assets, beginning                                                     1,176,542               1,283,923
                                                               --------------------    --------------------
Net assets, ending                                             $          1,436,317    $          1,176,542
                                                               ====================    ====================

Units sold                                                                   89,018                  97,213
Units redeemed                                                              (53,523)               (115,124)
                                                               --------------------    --------------------
Net increase (decrease)                                                      35,495                 (17,911)
Units outstanding, beginning                                                223,331                 241,242
                                                               --------------------    --------------------
Units outstanding, ending                                                   258,826                 223,331
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         95,909,528
Cost of units redeemed                                                                          (94,148,242)
Account charges                                                                                  (1,274,843)
Net investment income (loss)                                                                      2,244,213
Net realized gain (loss)                                                                         (1,263,519)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (30,820)
                                                                                       --------------------
Net assets                                                                             $          1,436,317
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.11                58   $           357               N/A               4.6%
12/31/2011                        5.84                18               107               N/A               0.3%
12/31/2010                        5.82                23               133               N/A               5.3%
12/31/2009                        5.53                24               132               N/A              13.3%
12/31/2008                        4.88                33               161               N/A             -13.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.39               200   $         1,079              1.30%              3.3%
12/31/2011                        5.22               205             1,069              1.30%             -1.0%
12/31/2010                        5.27               218             1,151              1.30%              3.9%
12/31/2009                        5.07               230             1,165              1.30%             11.9%
12/31/2008                        4.53               254             1,152              1.30%            -14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               3.2%
2011                               3.9%
2010                               5.2%
2009                               7.4%
2008                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
             OneAmerica Asset Director Portfolio O Class - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    24,116,647    $    22,924,105         1,333,668
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (2,573)
                                                     ---------------
Net assets                                           $    24,114,074
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     7,050,975            575,432   $         12.25
Band B                                                    17,063,099          1,866,972              9.14
                                                     ---------------    ---------------
Total                                                $    24,114,074          2,442,404
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       536,099
Mortality & expense charges                                                                      (248,231)
                                                                                          ---------------
Net investment income (loss)                                                                      287,868
                                                                                          ---------------

Gain (loss) on investments:                                                                       279,557
Net realized gain (loss)                                                                          136,841
Realized gain distributions
Net change in unrealized appreciation (depreciation)                                            1,747,444
                                                                                          ---------------
Net gain (loss)                                                                                 2,163,842
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     2,451,710
                                                                                          ===============

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            287,868    $            299,146
Net realized gain (loss)                                                    279,557                (465,330)
Realized gain distributions                                                 136,841                 586,834
Net change in unrealized appreciation (depreciation)                      1,747,444                (350,646)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         2,451,710                  70,004
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    786,213                 941,962
Cost of units redeemed                                                   (7,254,934)             (8,922,387)
Account charges                                                            (194,293)               (248,708)
                                                               --------------------    --------------------
Increase (decrease)                                                      (6,663,014)             (8,229,133)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (4,211,304)             (8,159,129)
Net assets, beginning                                                    28,325,378              36,484,507
                                                               --------------------    --------------------
Net assets, ending                                             $         24,114,074    $         28,325,378
                                                               ====================    ====================

Units sold                                                                   87,986                 109,412
Units redeemed                                                             (785,798)             (1,014,404)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (697,812)               (904,992)
Units outstanding, beginning                                              3,140,216               4,045,208
                                                               --------------------    --------------------
Units outstanding, ending                                                 2,442,404               3,140,216
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        113,058,748
Cost of units redeemed                                                                         (106,709,598)
Account charges                                                                                  (4,377,314)
Net investment income (loss)                                                                      6,895,610
Net realized gain (loss)                                                                          3,302,730
Realized gain distributions                                                                      10,751,356
Net change in unrealized appreciation (depreciation)                                              1,192,542
                                                                                       --------------------
Net assets                                                                             $         24,114,074
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         12.25               575   $         7,051               N/A              10.4%
12/31/2011                       11.10               729             8,091               N/A               0.8%
12/31/2010                       11.01               920            10,136               N/A              11.8%
12/31/2009                        9.85             1,124            11,071               N/A              26.2%
12/31/2008                        7.80             1,469            11,465               N/A             -25.4%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.14             1,867   $        17,063              1.30%              8.9%
12/31/2011                        8.39             2,412            20,234              1.30%             -0.5%
12/31/2010                        8.43             3,125            26,348              1.30%             10.4%
12/31/2009                        7.64             3,824            29,214              1.30%             24.6%
12/31/2008                        6.13             4,531            27,784              1.30%            -26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               2.0%
2011                               1.9%
2010                               1.9%
2009                               2.5%
2008                               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust OneAmerica Investment Grade Bond Portfolio O Class - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    42,144,304    $    40,975,275         3,672,254
                                                                        ===============   ===============
Receivables: investments sold                                 53,581
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $    42,197,885
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     5,144,498            479,936   $         10.72
Band B                                                    37,053,387          4,991,466              7.42
                                                     ---------------    ---------------
Total                                                $    42,197,885          5,471,402
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $     1,249,848
Mortality & expense charges                                                                      (496,151)
                                                                                          ---------------
Net investment income (loss)                                                                      753,697
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          501,906
Realized gain distributions                                                                       791,942
Net change in unrealized appreciation (depreciation)                                             (757,147)
                                                                                          ---------------
Net gain (loss)                                                                                   536,701
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     1,290,398
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            753,697    $          1,021,004
Net realized gain (loss)                                                    501,906                 531,017
Realized gain distributions                                                 791,942                 518,048
Net change in unrealized appreciation (depreciation)                       (757,147)                590,254
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         1,290,398               2,660,323
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                  7,495,720               7,857,831
Cost of units redeemed                                                  (10,758,796)            (11,140,825)
Account charges                                                            (350,495)               (372,431)
                                                               --------------------    --------------------
Increase (decrease)                                                      (3,613,571)             (3,655,425)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,323,173)               (995,102)
Net assets, beginning                                                    44,521,058              45,516,160
                                                               --------------------    --------------------
Net assets, ending                                             $         42,197,885    $         44,521,058
                                                               ====================    ====================

Units sold                                                                1,014,643               1,178,277
Units redeemed                                                           (1,477,959)             (1,652,426)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (463,316)               (474,149)
Units outstanding, beginning                                              5,934,718               6,408,867
                                                               --------------------    --------------------
Units outstanding, ending                                                 5,471,402               5,934,718
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        141,964,598
Cost of units redeemed                                                                         (113,379,137)
Account charges                                                                                  (3,655,275)
Net investment income (loss)                                                                     13,071,717
Net realized gain (loss)                                                                            859,142
Realized gain distributions                                                                       2,167,811
Net change in unrealized appreciation (depreciation)                                              1,169,029
                                                                                       --------------------
Net assets                                                                             $         42,197,885
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         10.72               480   $         5,144               N/A               4.2%
12/31/2011                       10.29               547             5,623               N/A               7.4%
12/31/2010                        9.58               670             6,422               N/A               7.3%
12/31/2009                        8.93               736             6,572               N/A              15.5%
12/31/2008                        7.74               968             7,486               N/A              -1.0%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.42             4,991   $        37,053              1.30%              2.8%
12/31/2011                        7.22             5,388            38,898              1.30%              6.0%
12/31/2010                        6.81             5,739            39,095              1.30%              5.9%
12/31/2009                        6.43             5,627            36,204              1.30%             14.0%
12/31/2008                        5.64             6,577            37,116              1.30%             -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               2.9%
2011                               3.4%
2010                               4.1%
2009                               4.7%
2008                               5.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              OneAmerica Money Market Portfolio O Class - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    24,711,710    $    24,711,710        24,710,492
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (1,218)
                                                     ---------------
Net assets                                           $    24,710,492
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     4,400,579          3,284,512   $          1.34
Band B                                                    20,309,913         19,792,575              1.03
                                                     ---------------    ---------------
Total                                                $    24,710,492         23,077,087
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            20
Mortality & expense charges                                                                      (251,097)
                                                                                          ---------------
Net investment income (loss)                                                                     (251,077)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                          ---------------
Net gain (loss)                                                                                        --
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $      (251,077)
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (251,077)   $           (286,100)
Net realized gain (loss)                                                         --                      --
Realized gain distributions                                                      --                      10
Net change in unrealized appreciation (depreciation)                             --                      --
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                          (251,077)               (286,090)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                 38,144,229              57,567,126
Cost of units redeemed                                                  (42,891,350)            (55,054,504)
Account charges                                                            (184,409)               (226,252)
                                                               --------------------    --------------------
Increase (decrease)                                                      (4,931,530)              2,286,370
                                                               --------------------    --------------------
Net increase (decrease)                                                  (5,182,607)              2,000,280
Net assets, beginning                                                    29,893,099              27,892,819
                                                               --------------------    --------------------
Net assets, ending                                             $         24,710,492    $         29,893,099
                                                               ====================    ====================

Units sold                                                               36,224,678              57,667,112
Units redeemed                                                          (40,597,414)            (55,284,803)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (4,372,736)              2,382,309
Units outstanding, beginning                                             27,449,823              25,067,514
                                                               --------------------    --------------------
Units outstanding, ending                                                23,077,087              27,449,823
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $      3,705,903,632
Cost of units redeemed                                                                       (3,680,743,017)
Account charges                                                                                  (3,413,291)
Net investment income (loss)                                                                      2,963,158
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                              10
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $         24,710,492
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December
31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note
1 for additional information.


                                     BAND A


                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.34             3,285   $         4,401               N/A               0.0%
12/31/2011                        1.34             4,514             6,048               N/A               0.0%
12/31/2010                        1.34             5,208             6,977               N/A               0.0%
12/31/2009                        1.34             7,457             9,990               N/A               0.1%
12/31/2008                        1.34             9,880            13,223               N/A               2.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          1.03            19,793   $        20,310              1.30%             -1.3%
12/31/2011                        1.04            22,935            23,845              1.30%             -1.3%
12/31/2010                        1.05            19,860            20,915              1.30%             -1.3%
12/31/2009                        1.07            23,296            24,855              1.30%             -1.2%
12/31/2008                        1.08            29,257            31,592              1.30%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.1%
2008                               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                 OneAmerica Value Portfolio O Class - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    30,188,564    $    31,104,276         1,387,120
                                                                        ===============   ===============
Receivables: investments sold                                 18,759
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $    30,207,323
                                                     ===============
                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     6,196,388            532,909   $         11.63
Band B                                                    24,010,935          2,611,976              9.19
                                                     ---------------    ---------------
Total                                                $    30,207,323          3,144,885
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       564,403
Mortality & expense charges                                                                      (331,547)
                                                                                          ---------------
Net investment income (loss)                                                                      232,856
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (463,665)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            3,981,125
                                                                                          ---------------
Net gain (loss)                                                                                 3,517,460
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     3,750,316
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            232,856    $            143,664
Net realized gain (loss)                                                   (463,665)             (1,597,609)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      3,981,125                 374,906
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         3,750,316              (1,079,039)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                  1,500,958               2,172,560
Cost of units redeemed                                                   (7,553,549)             (8,427,308)
Account charges                                                            (244,205)               (288,524)
                                                               --------------------    --------------------
Increase (decrease)                                                      (6,296,796)             (6,543,272)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,546,480)             (7,622,311)
Net assets, beginning                                                    32,753,803              40,376,114
                                                               --------------------    --------------------
Net assets, ending                                             $         30,207,323    $         32,753,803
                                                               ====================    ====================
Units sold                                                                  177,316                 261,032
Units redeemed                                                             (847,266)               (982,199)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (669,950)               (721,167)
Units outstanding, beginning                                              3,814,835               4,536,002
                                                               --------------------    --------------------
Units outstanding, ending                                                 3,144,885               3,814,835
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        117,422,234
Cost of units redeemed                                                                         (101,539,668)
Account charges                                                                                  (4,436,755)
Net investment income (loss)                                                                      3,110,139
Net realized gain (loss)                                                                            175,393
Realized gain distributions                                                                      16,391,692
Net change in unrealized appreciation (depreciation)                                               (915,712)
                                                                                       --------------------
Net assets                                                                             $         30,207,323
                                                                                       ====================

-----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.63               533   $         6,196               N/A              13.3%
12/31/2011                       10.26               689             7,068               N/A              -2.4%
12/31/2010                       10.51               860             9,035               N/A              13.5%
12/31/2009                        9.25             1,070             9,904               N/A              30.3%
12/31/2008                        7.10             1,317             9,351               N/A             -36.7%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.19             2,612   $        24,011              1.30%             11.9%
12/31/2011                        8.22             3,126            25,686              1.30%             -3.6%
12/31/2010                        8.53             3,676            31,341              1.30%             12.1%
12/31/2009                        7.61             4,150            31,567              1.30%             28.6%
12/31/2008                        5.91             4,528            26,781              1.30%            -37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               1.8%
2011                               1.4%
2010                               1.4%
2009                               1.6%
2008                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                Pioneer Emerging Markets VCT I Class - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     8,438,232    $     8,688,676           324,992
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (4,683)
                                                     ---------------
Net assets                                           $     8,433,549
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       279,001             71,769   $          3.89
Band B                                                     8,154,548          2,229,053              3.66
                                                     ---------------    ---------------
Total                                                $     8,433,549          2,300,822
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        44,746
Mortality & expense charges                                                                      (101,358)
                                                                                          ---------------
Net investment income (loss)                                                                      (56,612)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (191,532)
Realized gain distributions                                                                       268,096
Net change in unrealized appreciation (depreciation)                                              854,986
                                                                                          ---------------
Net gain (loss)                                                                                   931,550
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       874,938
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (56,612)   $            (88,841)
Net realized gain (loss)                                                   (191,532)               (190,764)
Realized gain distributions                                                 268,096                      --
Net change in unrealized appreciation (depreciation)                        854,986              (2,141,090)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           874,938              (2,420,695)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                  2,085,487               1,191,784
Cost of units redeemed                                                   (1,693,967)             (2,043,383)
Account charges                                                             (65,534)                (80,180)
                                                               --------------------    --------------------
Increase (decrease)                                                         325,986                (931,779)
                                                               --------------------    --------------------
Net increase (decrease)                                                   1,200,924              (3,352,474)
Net assets, beginning                                                     7,232,625              10,585,099
                                                               --------------------    --------------------
Net assets, ending                                             $          8,433,549    $          7,232,625
                                                               ====================    ====================

Units sold                                                                  635,638                 313,144
Units redeemed                                                             (516,234)               (546,539)
                                                               --------------------    --------------------
Net increase (decrease)                                                     119,404                (233,395)
Units outstanding, beginning                                              2,181,418               2,414,813
                                                               --------------------    --------------------
Units outstanding, ending                                                 2,300,822               2,181,418
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         17,900,209
Cost of units redeemed                                                                           (7,635,086)
Account charges                                                                                    (340,947)
Net investment income (loss)                                                                       (268,828)
Net realized gain (loss)                                                                         (1,239,451)
Realized gain distributions                                                                         268,096
Net change in unrealized appreciation (depreciation)                                               (250,444)
                                                                                       --------------------
Net assets                                                                             $          8,433,549
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          3.89                72   $           279               N/A              12.0%
12/31/2011                        3.47                73               252               N/A             -23.4%
12/31/2010                        4.53                88               397               N/A              15.9%
12/31/2009                        3.91                62               242               N/A              74.6%
12/31/2008                        2.24                54               120               N/A             -55.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          3.66             2,229   $         8,155              1.30%             10.5%
12/31/2011                        3.31             2,109             6,981              1.30%            -24.4%
12/31/2010                        4.38             2,327            10,188              1.30%             14.4%
12/31/2009                        3.83             2,565             9,815              1.30%             72.4%
12/31/2008                        2.22             2,139             4,749              1.30%            -55.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.6%
2011                               0.3%
2010                               0.5%
2009                               1.2%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
            Pioneer Equity Income VCT Portfolio II Class - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $        79,942    $        72,838             3,700
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                   (7)
                                                     ---------------
Net assets                                           $        79,935
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $         4,414                517   $          8.54
Band B                                                        75,521              9,277              8.14
                                                     ---------------    ---------------
Total                                                $        79,935              9,794
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,832
Mortality & expense charges                                                                          (911)
                                                                                          ---------------
Net investment income (loss)                                                                        1,921
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              357
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,205
                                                                                          ---------------
Net gain (loss)                                                                                     3,562
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $         5,483
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              1,921    $                457
Net realized gain (loss)                                                        357                  (2,315)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                          3,205                   1,982
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                             5,483                     124
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     18,722                  56,565
Cost of units redeemed                                                       (2,396)                (12,611)
Account charges                                                                (318)                   (211)
                                                               --------------------    --------------------
Increase (decrease)                                                          16,008                  43,743
                                                               --------------------    --------------------
Net increase (decrease)                                                      21,491                  43,867
Net assets, beginning                                                        58,444                  14,577
                                                               --------------------    --------------------
Net assets, ending                                             $             79,935    $             58,444
                                                               ====================    ====================
Units sold                                                                    2,356                   7,649
Units redeemed                                                                 (347)                 (1,893)
                                                               --------------------    --------------------
Net increase (decrease)                                                       2,009                   5,756
Units outstanding, beginning                                                  7,785                   2,029
                                                               --------------------    --------------------
Units outstanding, ending                                                     9,794                   7,785
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $             96,825
Cost of units redeemed                                                                              (26,293)
Account charges                                                                                        (623)
Net investment income (loss)                                                                          2,617
Net realized gain (loss)                                                                                305
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  7,104
                                                                                       --------------------
Net assets                                                                             $             79,935
                                                                                       ====================


----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.54                 1   $             4               N/A              10.0%
12/31/2011                        7.76                 0                 2               N/A               5.8%
12/31/2010                        7.34                 0                 0               N/A              19.2%
12/31/2009                        6.16                 0                 0               N/A              23.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.14                 9   $            76              1.30%              8.5%
12/31/2011                        7.50                 8                57              1.30%              4.4%
12/31/2010                        7.18                 2                15              1.30%             17.7%
12/31/2009                        6.10                 2                10              1.30%             22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               4.1%
2011                               2.2%
2010                               1.9%
2009                               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
            Pioneer Fund Growth Opportunities VCT I Class - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS          COST OF         MUTUAL FUND
                                                        AT VALUE          INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     2,249,067    $     2,078,051            93,418
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (476)
                                                     ---------------
Net assets                                           $     2,248,591
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       905,327            101,130   $          8.95
Band B                                                     1,343,264            137,752              9.75
                                                     ---------------    ---------------
Total                                                $     2,248,591            238,882
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                       (19,034)
                                                                                          ---------------
Net investment income (loss)                                                                      (19,034)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           29,957
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              154,050
                                                                                          ---------------
Net gain (loss)                                                                                   184,007
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       164,973
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (19,034)   $            (22,690)
Net realized gain (loss)                                                     29,957                 (86,624)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                        154,050                  42,503
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           164,973                 (66,811)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     52,552                 257,606
Cost of units redeemed                                                     (543,446)               (837,636)
Account charges                                                             (20,859)                (24,511)
                                                               --------------------    --------------------
Increase (decrease)                                                        (511,753)               (604,541)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (346,780)               (671,352)
Net assets, beginning                                                     2,595,371               3,266,723
                                                               --------------------    --------------------
Net assets, ending                                             $          2,248,591    $          2,595,371
                                                               ====================    ====================

Units sold                                                                    5,844                  26,835
Units redeemed                                                              (60,506)                (91,595)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (54,662)                (64,760)
Units outstanding, beginning                                                293,544                 358,304
                                                               --------------------    --------------------
Units outstanding, ending                                                   238,882                 293,544
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         16,764,448
Cost of units redeemed                                                                          (16,713,451)
Account charges                                                                                    (672,211)
Net investment income (loss)                                                                       (205,224)
Net realized gain (loss)                                                                          1,322,965
Realized gain distributions                                                                       1,581,048
Net change in unrealized appreciation (depreciation)                                                171,016
                                                                                       --------------------
Net assets                                                                             $          2,248,591
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.95               101   $           905               N/A               7.0%
12/31/2011                        8.36               132             1,103               N/A              -2.3%
12/31/2010                        8.56               160             1,368               N/A              20.2%
12/31/2009                        7.12               211             1,500               N/A              44.6%
12/31/2008                        4.92               262             1,291               N/A             -35.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)         NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.75               138   $         1,343              1.30%              5.6%
12/31/2011                        9.23               162             1,492              1.30%             -3.5%
12/31/2010                        9.57               198             1,899              1.30%             18.7%
12/31/2009                        8.06               257             2,076              1.30%             42.7%
12/31/2008                        5.65               315             1,777              1.30%            -36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%
2008                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                 Pioneer Fund VCT Portfolio I Class - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    34,087,793    $    35,060,756         1,630,119
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (18,293)
                                                     ---------------
Net assets                                           $    34,069,500
                                                     ===============
                                                                             UNITS          ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     1,293,601            245,002   $          5.28
Band B                                                    32,775,899          4,241,991              7.73
                                                     ---------------    ---------------
Total                                                $    34,069,500          4,486,993
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       604,625
Mortality & expense charges                                                                      (522,055)
                                                                                          ---------------
Net investment income (loss)                                                                       82,570
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,202,925)
Realized gain distributions                                                                     1,205,120
Net change in unrealized appreciation (depreciation)                                            3,095,410
                                                                                          ---------------
Net gain (loss)                                                                                 3,097,605
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     3,180,175
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED             PERIOD ENDED
                                                               DECEMBER 31, 2012 *      DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             82,570    $            155,399
Net realized gain (loss)                                                 (1,202,925)             (1,746,522)
Realized gain distributions                                               1,205,120               2,961,662
Net change in unrealized appreciation (depreciation)                      3,095,410              (4,269,399)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         3,180,175              (2,898,860)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  3,725,454               7,061,630
Cost of units redeemed                                                  (20,297,020)            (11,132,641)
Account charges                                                            (346,649)               (464,427)
                                                               --------------------    --------------------
Increase (decrease)                                                     (16,918,215)             (4,535,438)
                                                               --------------------    --------------------
Net increase (decrease)                                                 (13,738,040)             (7,434,298)
Net assets, beginning                                                    47,807,540              55,241,838
                                                               --------------------    --------------------
Net assets, ending                                             $         34,069,500    $         47,807,540
                                                               ====================    ====================
Units sold                                                                  544,103               1,029,125
Units redeemed                                                           (2,886,725)             (1,656,305)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,342,622)               (627,180)
Units outstanding, beginning                                              6,829,615               7,456,795
                                                               --------------------    --------------------
Units outstanding, ending                                                 4,486,993               6,829,615
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                                  $    99,147,201
Cost of units redeemed                                                                        (61,394,055)
Account charges                                                                                (2,409,986)
Net investment income (loss)                                                                      995,552
Net realized gain (loss)                                                                       (7,067,928)
Realized gain distributions                                                                     5,771,679
Net change in unrealized appreciation (depreciation)                                             (972,963)
                                                                                          ---------------
Net assets                                                                                $    34,069,500
                                                                                          ===============

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.28               245   $         1,294               N/A              10.2%
12/31/2011                        4.79               297             1,425               N/A              -4.3%
12/31/2010                        5.00               323             1,614               N/A              16.0%
12/31/2009                        4.31               353             1,524               N/A              25.2%
12/31/2008                        3.45               375             1,291               N/A             -34.3%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.73             4,242   $        32,776              1.30%              8.8%
12/31/2011                        7.10             6,532            46,383              1.30%             -5.5%
12/31/2010                        7.52             7,134            53,628              1.30%             14.5%
12/31/2009                        6.56             7,612            49,963              1.30%             23.6%
12/31/2008                        5.31             6,349            33,719              1.30%            -35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                      1.5%
2011                      1.6%
2010                      1.3%
2009                      1.8%
2008                      2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
             Royce Capital Fund Small Cap Investor Class - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $       650,978    $       586,204            58,997
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (235)
                                                     ---------------
Net assets                                           $       650,743
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $        26,416              4,203   $          6.29
Band B                                                       624,327            105,554              5.91
                                                     ---------------    ---------------
Total                                                $       650,743            109,757
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $           707
Mortality & expense charges                                                                        (7,757)
                                                                                          ---------------
Net investment income (loss)                                                                       (7,050)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,724
Realized gain distributions                                                                        16,290
Net change in unrealized appreciation (depreciation)                                               45,062
                                                                                          ---------------
Net gain (loss)                                                                                    71,076
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $        64,026
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (7,050)   $             (4,536)
Net realized gain (loss)                                                      9,724                  21,108
Realized gain distributions                                                  16,290                      --
Net change in unrealized appreciation (depreciation)                         45,062                 (41,344)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                            64,026                 (24,772)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                     95,738                 238,316
Cost of units redeemed                                                      (71,966)                (90,426)
Account charges                                                              (2,400)                 (2,302)
                                                               --------------------    --------------------
Increase (decrease)                                                          21,372                 145,558
                                                               --------------------    --------------------
Net increase (decrease)                                                      85,398                 120,816
Net assets, beginning                                                       565,345                 444,529
                                                               --------------------    --------------------
Net assets, ending                                             $            650,743    $            565,345
                                                               ====================    ====================
Units sold                                                                   16,785                  42,949
Units redeemed                                                              (13,100)                (16,451)
                                                               --------------------    --------------------
Net increase (decrease)                                                       3,685                  26,498
Units outstanding, beginning                                                106,072                  79,574
                                                               --------------------    --------------------
Units outstanding, ending                                                   109,757                 106,072
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $          1,042,060
Cost of units redeemed                                                                             (491,759)
Account charges                                                                                      (7,569)
Net investment income (loss)                                                                        (14,689)
Net realized gain (loss)                                                                             31,100
Realized gain distributions                                                                          26,826
Net change in unrealized appreciation (depreciation)                                                 64,774
                                                                                       --------------------
Net assets                                                                             $            650,743
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.29                 4   $            26               N/A              12.5%
12/31/2011                        5.59                 1                 7               N/A              -3.3%
12/31/2010                        5.78                 3                17               N/A              20.5%
12/31/2009                        4.79                 5                25               N/A              35.2%
12/31/2008                        3.54                12                43               N/A             -29.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.91               106   $           624              1.30%             11.0%
12/31/2011                        5.33               105               558              1.30%             -4.5%
12/31/2010                        5.58                77               428              1.30%             19.0%
12/31/2009                        4.69                24               112              1.30%             33.5%
12/31/2008                        3.51                16                57              1.30%            -29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.1%
2011                0.4%
2010                0.2%
2009                0.0%
2008                1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              T. Rowe Price Blue Chip Growth Portfolio - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    23,339,990    $    15,617,158         1,734,565
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (10,080)
                                                     ---------------
Net assets                                           $    23,329,910
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       955,617            119,032   $          8.03
Band B                                                    22,374,293          3,079,342              7.27
                                                     ---------------    ---------------
Total                                                $    23,329,910          3,198,374
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $        34,856
Mortality & expense charges                                                                      (286,121)
                                                                                          ---------------
Net investment income (loss)                                                                     (251,265)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        1,246,205
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            2,422,849
                                                                                          ---------------
Net gain (loss)                                                                                 3,669,054
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     3,417,789
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (251,265)   $           (257,907)
Net realized gain (loss)                                                  1,246,205               1,049,733
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      2,422,849                (705,850)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         3,417,789                  85,976
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  5,378,916               4,000,818
Cost of units redeemed                                                   (4,993,683)             (5,041,309)
Account charges                                                            (189,034)               (183,524)
                                                               --------------------    --------------------
Increase (decrease)                                                         196,199              (1,224,015)
                                                               --------------------    --------------------
Net increase (decrease)                                                   3,613,988              (1,138,039)
Net assets, beginning                                                    19,715,922              20,853,961
                                                               --------------------    --------------------
Net assets, ending                                             $         23,329,910    $         19,715,922
                                                               ====================    ====================
Units sold                                                                  785,796                 684,694
Units redeemed                                                             (745,030)               (875,755)
                                                               --------------------    --------------------
Net increase (decrease)                                                      40,766                (191,061)
Units outstanding, beginning                                              3,157,608               3,348,669
                                                               --------------------    --------------------
Units outstanding, ending                                                 3,198,374               3,157,608
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         29,660,409
Cost of units redeemed                                                                          (15,157,921)
Account charges                                                                                    (655,004)
Net investment income (loss)                                                                       (882,233)
Net realized gain (loss)                                                                          2,641,827
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              7,722,832
                                                                                       --------------------
Net assets                                                                             $         23,329,910
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.03               119   $           956               N/A              18.3%
12/31/2011                        6.79               109               737               N/A               1.5%
12/31/2010                        6.69               112               747               N/A              16.4%
12/31/2009                        5.75                98               563               N/A              42.2%
12/31/2008                        4.04                41               167               N/A             -42.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.27             3,079   $        22,374              1.30%             16.7%
12/31/2011                        6.22             3,049            18,979              1.30%              0.2%
12/31/2010                        6.21             3,237            20,107              1.30%             14.9%
12/31/2009                        5.41             3,463            18,723              1.30%             40.3%
12/31/2008                        3.85                94               363              1.30%            -43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.2%
2011                0.0%
2010                0.0%
2009                0.0%
2008                0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                T. Rowe Price Equity Income Portfolio - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    12,818,131    $    12,805,745           575,517
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (1,359)
                                                     ---------------
Net assets                                           $    12,816,772
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     5,306,105            572,408   $          9.27
Band B                                                     7,510,667            865,409              8.68
                                                     ---------------    ---------------
Total                                                $    12,816,772          1,437,817
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       284,044
Mortality & expense charges                                                                      (103,565)
                                                                                          ---------------
Net investment income (loss)                                                                      180,479
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (162,228)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            2,043,205
                                                                                          ---------------
Net gain (loss)                                                                                 1,880,977
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     2,061,456
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            180,479    $            144,393
Net realized gain (loss)                                                   (162,228)               (376,059)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation
(depreciation)                                                            2,043,205                  40,196
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         2,061,456                (191,470)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    294,274                 621,244
Cost of units redeemed                                                   (3,139,571)             (2,765,652)
Account charges                                                            (108,916)               (118,269)
                                                               --------------------    --------------------
Increase (decrease)                                                      (2,954,213)             (2,262,677)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (892,757)             (2,454,147)
Net assets, beginning                                                    13,709,529              16,163,676
                                                               --------------------    --------------------
Net assets, ending                                             $         12,816,772    $         13,709,529
                                                               ====================    ====================
Units sold                                                                   39,846                  97,342
Units redeemed                                                             (389,955)               (384,754)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (350,109)               (287,412)
Units outstanding, beginning                                              1,787,926               2,075,338
                                                               --------------------    --------------------
Units outstanding, ending                                                 1,437,817               1,787,926
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         74,934,293
Cost of units redeemed                                                                          (74,061,712)
Account charges                                                                                  (2,858,415)
Net investment income (loss)                                                                      3,427,985
Net realized gain (loss)                                                                          4,705,804
Realized gain distributions                                                                       6,656,431
Net change in unrealized appreciation (depreciation)                                                 12,386
                                                                                       --------------------
Net assets                                                                             $         12,816,772
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          9.27               572   $         5,306               N/A              17.1%
12/31/2011                        7.91               713             5,639               N/A              -0.7%
12/31/2010                        7.97               868             6,917               N/A              15.0%
12/31/2009                        6.93             1,046             7,246               N/A              25.6%
12/31/2008                        5.52             1,333             7,352               N/A             -36.1%

                                     BAND B

                                              UNITS                             EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)           NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.68               865   $         7,511              1.30%             15.6%
12/31/2011                        7.51             1,075             8,071              1.30%             -2.0%
12/31/2010                        7.66             1,207             9,246              1.30%             13.5%
12/31/2009                        6.75             1,384             9,332              1.30%             24.0%
12/31/2008                        5.44             1,569             8,538              1.30%            -36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                2.1%
2011                1.7%
2010                1.8%
2009                1.8%
2008                2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              T. Rowe Price Limited Term Bond Portfolio - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    56,641,611    $    56,484,815        11,371,051
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (13,775)
                                                     ---------------
Net assets                                           $    56,627,836
                                                     ===============

                                                                             UNITS          ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     3,091,584            359,967   $          8.59
Band B                                                    53,536,252          8,770,357              6.10
                                                     ---------------    ---------------
Total                                                $    56,627,836          9,130,324
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $     1,123,880
Mortality & expense charges                                                                      (681,963)
                                                                                          ---------------
Net investment income (loss)                                                                      441,917
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           50,166
Realized gain distributions                                                                       113,939
Net change in unrealized appreciation (depreciation)                                               61,815
                                                                                          ---------------
Net gain (loss)                                                                                   225,920
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       667,837
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            441,917    $            623,070
Net realized gain (loss)                                                     50,166                 160,746
Realized gain distributions                                                 113,939                 422,786
Net change in unrealized appreciation (depreciation)                         61,815              (1,027,637)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           667,837                 178,965
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                 15,624,504              11,359,867
Cost of units redeemed                                                  (11,709,843)            (12,602,163)
Account charges                                                            (464,324)               (471,550)
                                                               --------------------    --------------------
Increase (decrease)                                                       3,450,337              (1,713,846)
                                                               --------------------    --------------------
Net increase (decrease)                                                   4,118,174              (1,534,881)
Net assets, beginning                                                    52,509,662              54,044,543
                                                               --------------------    --------------------
Net assets, ending                                             $         56,627,836    $         52,509,662
                                                               ====================    ====================
Units sold                                                                2,577,026               1,995,809
Units redeemed                                                           (2,017,905)             (2,267,720)
                                                               --------------------    --------------------
Net increase (decrease)                                                     559,121                (271,911)
Units outstanding, beginning                                              8,571,203               8,843,114
                                                               --------------------    --------------------
Units outstanding, ending                                                 9,130,324               8,571,203
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $        135,779,900
Cost of units redeemed                                                                          (82,705,845)
Account charges                                                                                  (2,906,047)
Net investment income (loss)                                                                      5,691,183
Net realized gain (loss)                                                                            (47,624)
Realized gain distributions                                                                         659,473
Net change in unrealized appreciation (depreciation)                                                156,796
                                                                                       --------------------
Net assets                                                                             $         56,627,836
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.59               360   $         3,092               N/A               2.5%
12/31/2011                        8.38               332             2,785               N/A               1.6%
12/31/2010                        8.25               372             3,066               N/A               3.1%
12/31/2009                        8.00               410             3,281               N/A               8.3%
12/31/2008                        7.39               551             4,074               N/A               1.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.10             8,770   $        53,536              1.30%              1.1%
12/31/2011                        6.04             8,239            49,724              1.30%              0.3%
12/31/2010                        6.02             8,471            50,978              1.30%              1.8%
12/31/2009                        5.91             7,801            46,130              1.30%              6.9%
12/31/2008                        5.53             9,121            50,449              1.30%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                   2.1%
2011                   2.4%
2010                   2.7%
2009                   3.5%
2008                   4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
               T. Rowe Price Mid Cap Growth Portfolio - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $     7,476,897    $     6,976,705           337,261
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (57,147)
                                                     ---------------
Net assets                                           $     7,419,750
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     2,133,875            182,052   $         11.72
Band B                                                     5,285,875            404,477             13.07
                                                     ---------------    ---------------
Total                                                $     7,419,750            586,529
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $            --
Mortality & expense charges                                                                       (72,740)
                                                                                          ---------------
Net investment income (loss)                                                                      (72,740)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          203,856
Realized gain distributions                                                                       700,827
Net change in unrealized appreciation (depreciation)                                              164,653
                                                                                          ---------------
Net gain (loss)                                                                                 1,069,336
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       996,596
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (72,740)   $            (83,883)
Net realized gain (loss)                                                    203,856                 144,142
Realized gain distributions                                                 700,827                 949,131
Net change in unrealized appreciation (depreciation)                        164,653              (1,112,120)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           996,596                (102,730)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                    243,477                 728,068
Cost of units redeemed                                                   (1,844,899)             (2,660,247)
Account charges                                                             (58,226)                (59,758)
                                                               --------------------    --------------------
Increase (decrease)                                                      (1,659,648)             (1,991,937)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (663,052)             (2,094,667)
Net assets, beginning                                                     8,082,802              10,177,469
                                                               --------------------    --------------------
Net assets, ending                                             $          7,419,750    $          8,082,802
                                                               ====================    ====================
Units sold                                                                   21,173                  69,460
Units redeemed                                                             (156,368)               (238,191)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (135,195)               (168,731)
Units outstanding, beginning                                                721,724                 890,455
                                                               --------------------    --------------------
Units outstanding, ending                                                   586,529                 721,724
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         58,792,105
Cost of units redeemed                                                                          (61,672,555)
Account charges                                                                                  (1,326,439)
Net investment income (loss)                                                                     (1,057,525)
Net realized gain (loss)                                                                          3,934,696
Realized gain distributions                                                                       8,249,276
Net change in unrealized appreciation (depreciation)                                                500,192
                                                                                       --------------------
Net assets                                                                             $          7,419,750
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         11.72               182   $         2,134               N/A              13.9%
12/31/2011                       10.29               230             2,368               N/A              -1.3%
12/31/2010                       10.42               295             3,075               N/A              28.1%
12/31/2009                        8.14               369             3,003               N/A              45.6%
12/31/2008                        5.59               451             2,521               N/A             -39.8%

                                     BAND B

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $         13.07               404   $         5,286              1.30%             12.4%
12/31/2011                       11.62               492             5,715              1.30%             -2.5%
12/31/2010                       11.93               595             7,103              1.30%             26.5%
12/31/2009                        9.43               744             7,018              1.30%             43.8%
12/31/2008                        6.56               898             5,892              1.30%            -40.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                0.0%
2011                0.0%
2010                0.0%
2009                0.0%
2008                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
              Timothy Plan Conservative Growth Variable - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    34,932,414    $    32,142,400         3,009,994
                                                                        ===============   ===============
Receivables: investments sold                                 13,618
Payables: investments purchased                                   --
                                                     ---------------
Net assets                                           $    34,946,032
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     1,123,228            159,815   $          7.03
Band B                                                    33,822,804          5,317,242              6.36
                                                     ---------------    ---------------
Total                                                $    34,946,032          5,477,057
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       635,566
Mortality & expense charges                                                                      (452,156)
                                                                                          ---------------
Net investment income (loss)                                                                      183,410
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          293,456
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,672,796
                                                                                          ---------------
Net gain (loss)                                                                                 1,966,252
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     2,149,662
                                                                                          ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            183,410    $             79,311
Net realized gain (loss)                                                    293,456              (1,062,130)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      1,672,796               1,269,400
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         2,149,662                 286,581
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  4,696,105               2,429,948
Cost of units redeemed                                                   (5,362,772)             (8,205,903)
Account charges                                                            (336,459)               (343,891)
                                                               --------------------    --------------------
Increase (decrease)                                                      (1,003,126)             (6,119,846)
                                                               --------------------    --------------------
Net increase (decrease)                                                   1,146,536              (5,833,265)
Net assets, beginning                                                    33,799,496              39,632,761
                                                               --------------------    --------------------
Net assets, ending                                             $         34,946,032    $         33,799,496
                                                               ====================    ====================
Units sold                                                                  782,514                 411,200
Units redeemed                                                             (946,116)             (1,427,379)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (163,602)             (1,016,179)
Units outstanding, beginning                                              5,640,659               6,656,838
                                                               --------------------    --------------------
Units outstanding, ending                                                 5,477,057               5,640,659
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         65,969,720
Cost of units redeemed                                                                          (34,011,094)
                                                                                                 (2,002,568)
Net investment income (loss)                                                                        925,123
Net realized gain (loss)                                                                         (2,287,960)
Realized gain distributions                                                                       3,562,797
Net change in unrealized appreciation (depreciation)                                              2,790,014
                                                                                       --------------------
Net assets                                                                             $         34,946,032
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.03               160   $         1,123               N/A               7.8%
12/31/2011                        6.52               142               923               N/A               1.9%
12/31/2010                        6.40               144               923               N/A              12.4%
12/31/2009                        5.69               152               862               N/A              22.8%
12/31/2008                        4.63               122               567               N/A             -28.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.36             5,317   $        33,823              1.30%              6.4%
12/31/2011                        5.98             5,499            32,876              1.30%              0.6%
12/31/2010                        5.94             6,513            38,709              1.30%             11.0%
12/31/2009                        5.35             7,145            38,259              1.30%             21.2%
12/31/2008                        4.42             6,447            28,483              1.30%            -29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                1.8%
2011                1.5%
2010                1.3%
2009                1.9%
2008                2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Timothy Plan Strategic Growth Variable - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    14,991,546    $    13,009,704         1,508,162
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                                 (413)
                                                     ---------------
Net assets                                           $    14,991,133
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       427,219             64,298   $          6.64
Band B                                                    14,563,914          2,421,935              6.01
                                                     ---------------    ---------------
Total                                                $    14,991,133          2,486,233
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       219,478
Mortality & expense charges                                                                      (196,425)
                                                                                          ---------------
Net investment income (loss)                                                                       23,053
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          293,599
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,234,922
                                                                                          ---------------
Net gain (loss)                                                                                 1,528,521
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     1,551,574
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             23,053    $           (133,523)
Net realized gain (loss)                                                    293,599                (612,647)
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      1,234,922                (235,960)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         1,551,574                (982,130)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  1,650,482               4,943,515
Cost of units redeemed                                                   (4,898,155)             (2,385,214)
Account charges                                                            (139,391)               (170,487)
                                                               --------------------    --------------------
Increase (decrease)                                                      (3,387,064)              2,387,814
                                                               --------------------    --------------------
Net increase (decrease)                                                  (1,835,490)              1,405,684
Net assets, beginning                                                    16,826,623              15,420,939
                                                               --------------------    --------------------
Net assets, ending                                             $         14,991,133    $         16,826,623
                                                               ====================    ====================
Units sold                                                                  299,108                 842,153
Units redeemed                                                             (884,811)               (445,376)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (585,703)                396,777
Units outstanding, beginning                                              3,071,936               2,675,159
                                                               --------------------    --------------------
Units outstanding, ending                                                 2,486,233               3,071,936
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         33,258,482
Cost of units redeemed                                                                          (17,755,705)
Account charges                                                                                    (775,859)
Net investment income (loss)                                                                       (220,429)
Net realized gain (loss)                                                                         (3,821,559)
Realized gain distributions                                                                       2,324,361
Net change in unrealized appreciation (depreciation)                                              1,981,842
                                                                                       --------------------
Net assets                                                                             $         14,991,133
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.64                64   $           427               N/A              11.4%
12/31/2011                        5.96                60               360               N/A              -3.7%
12/31/2010                        6.19                74               461               N/A              15.4%
12/31/2009                        5.37                82               441               N/A              29.5%
12/31/2008                        4.15               115               478               N/A             -39.6%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.01             2,422   $        14,564              1.30%             10.0%
12/31/2011                        5.47             3,012            16,467              1.30%             -4.9%
12/31/2010                        5.75             2,601            14,960              1.30%             13.9%
12/31/2009                        5.05             2,884            14,566              1.30%             27.8%
12/31/2008                        3.95             2,729            10,786              1.30%            -40.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                1.4%
2011                0.6%
2010                0.7%
2009                0.7%
2008                1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                   Vanguard VIF Diversified Value - 921925871

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    25,613,597    $    20,173,084         1,789,732
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (2,522)
                                                     ---------------
Net assets                                           $    25,611,075
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       749,258            129,460   $          5.79
Band B                                                    24,861,817          4,564,670              5.45
                                                     ---------------    ---------------
Total                                                $    25,611,075          4,694,130
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       370,899
Mortality & expense charges                                                                      (272,964)
                                                                                          ---------------
Net investment income (loss)                                                                       97,935
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          950,928
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,976,453
                                                                                          ---------------
Net gain (loss)                                                                                 2,927,381
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     3,025,316
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED          PERIOD ENDED
                                                               DECEMBER 31, 2012 *   DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             97,935    $            128,894
Net realized gain (loss)                                                    950,928                 707,708
Realized gain distributions                                                      --                      --
Net change in unrealized appreciation (depreciation)                      1,976,453                (412,088)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         3,025,316                 424,514
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                 12,398,656               1,877,685
Cost of units redeemed                                                   (4,474,866)             (3,859,737)
Account charges                                                            (178,621)               (139,965)
                                                               --------------------    --------------------
Increase (decrease)                                                       7,745,169              (2,122,017)
                                                               --------------------    --------------------
Net increase (decrease)                                                  10,770,485              (1,697,503)
Net assets, beginning                                                    14,840,590              16,538,093
                                                               --------------------    --------------------
Net assets, ending                                             $         25,611,075    $         14,840,590
                                                               ====================    ====================
Units sold                                                                2,465,969                 436,749
Units redeemed                                                             (901,283)               (886,029)
                                                               --------------------    --------------------
Net increase (decrease)                                                   1,564,686                (449,280)
Units outstanding, beginning                                              3,129,444               3,578,724
                                                               --------------------    --------------------
Units outstanding, ending                                                 4,694,130               3,129,444
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         30,400,324
Cost of units redeemed                                                                          (12,054,528)
Account charges                                                                                    (543,763)
Net investment income (loss)                                                                        329,769
Net realized gain (loss)                                                                          2,038,760
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              5,440,513
                                                                                       --------------------
Net assets                                                                             $         25,611,075
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.79               129   $           749               N/A              16.5%
12/31/2011                        4.97                78               387               N/A               3.9%
12/31/2010                        4.78                84               403               N/A               9.3%
12/31/2009                        4.37                85               370               N/A              26.9%
12/31/2008                        3.44                 3                11               N/A             -31.1%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          5.45             4,565   $        24,862              1.30%             15.0%
12/31/2011                        4.74             3,052            14,454              1.30%              2.6%
12/31/2010                        4.62             3,494            16,135              1.30%              7.9%
12/31/2009                        4.28             3,690            15,787              1.30%             25.3%
12/31/2008                        3.41                 1                 2              1.30%            -31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012              1.8%
2011              2.1%
2010              2.5%
2009              0.0%
2008              0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                Vanguard VIF Mid Cap Index Portfolio - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                       INVESTMENTS         COST OF         MUTUAL FUND
                                                        AT VALUE         INVESTMENTS         SHARES
                                                     ---------------    ---------------   ---------------
Investments                                          $    16,077,006    $    13,116,370           996,018
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (11,222)
                                                     ---------------
Net assets                                           $    16,065,784
                                                     ===============

                                                                              UNITS         ACCUMULATION
                                                       NET ASSETS         OUTSTANDING        UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       720,743             86,638   $          8.32
Band B                                                    15,345,041          2,038,120              7.53
                                                     ---------------    ---------------
Total                                                $    16,065,784          2,124,758
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:

Dividend income                                                                           $       216,516
Mortality & expense charges                                                                      (218,700)
                                                                                          ---------------
Net investment income (loss)                                                                       (2,184)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          668,607
Realized gain distributions                                                                       557,104
Net change in unrealized appreciation (depreciation)                                            1,077,245
                                                                                          ---------------
Net gain (loss)                                                                                 2,302,956
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $     2,300,772
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                DECEMBER 31, 2012 *    DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (2,184)   $            (50,623)
Net realized gain (loss)                                                    668,607                (431,740)
Realized gain distributions                                                 557,104                      --
Net change in unrealized appreciation (depreciation)                      1,077,245                (150,177)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                         2,300,772                (632,540)
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  1,661,917               5,433,806
Cost of units redeemed                                                   (5,896,922)             (5,733,843)
Account charges                                                            (141,671)               (165,190)
                                                               --------------------    --------------------
Increase (decrease)                                                      (4,376,676)               (465,227)
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,075,904)             (1,097,767)
Net assets, beginning                                                    18,141,688              19,239,455
                                                               --------------------    --------------------
Net assets, ending                                             $         16,065,784    $         18,141,688
                                                               ====================    ====================
Units sold                                                                  238,864                 809,212
Units redeemed                                                             (859,527)               (880,616)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (620,663)                (71,404)
Units outstanding, beginning                                              2,745,421               2,816,825
                                                               --------------------    --------------------
Units outstanding, ending                                                 2,124,758               2,745,421
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         46,692,480
Cost of units redeemed                                                                          (30,533,766)
Account charges                                                                                    (974,180)
Net investment income (loss)                                                                        (34,388)
Net realized gain (loss)                                                                         (7,113,647)
Realized gain distributions                                                                       5,068,649
Net change in unrealized appreciation (depreciation)                                              2,960,636
                                                                                       --------------------
Net assets                                                                             $         16,065,784
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                            EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.32                87   $           721               N/A              15.8%
12/31/2011                        7.18               101               723               N/A              -2.0%
12/31/2010                        7.33               105               767               N/A              25.4%
12/31/2009                        5.85               112               652               N/A              40.4%
12/31/2008                        4.17               147               611               N/A             -41.8%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING        NET ASSETS      % OF AVERAGE
                         UNIT VALUE          (000s)             (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.53             2,038   $        15,345              1.30%             14.3%
12/31/2011                        6.59             2,645            17,419              1.30%             -3.3%
12/31/2010                        6.81             2,712            18,472              1.30%             23.8%
12/31/2009                        5.50             3,114            17,140              1.30%             38.6%
12/31/2008                        3.97             3,960            15,731              1.30%            -42.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                1.3%
2011                1.0%
2010                1.0%
2009                1.9%
2008                1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              AUL American Individual Variable Annuity Unit Trust
             Vanguard VIF Small Company Growth Portfolio - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ----------------   ---------------   ---------------
Investments                                          $     1,001,526    $       775,734            47,818
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                              (41,338)
                                                     ---------------
Net assets                                           $       960,188
                                                     ===============
                                                                             UNITS         ACCUMULATION
                                                        NET ASSETS        OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $       239,114             27,199   $          8.79
Band B                                                       721,074             90,629              7.96
                                                     ---------------    ---------------
Total                                                $       960,188            117,828
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $         2,512
Mortality & expense charges                                                                       (10,684)
                                                                                          ---------------
Net investment income (loss)                                                                       (8,172)
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           82,814
Realized gain distributions                                                                        21,324
Net change in unrealized appreciation (depreciation)                                               48,280
                                                                                          ---------------
Net gain (loss)                                                                                   152,418
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       144,246
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                               DECEMBER 31, 2012 *     DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (8,172)   $             (9,067)
Net realized gain (loss)                                                     82,814                 117,227
Realized gain distributions                                                  21,324                      --
Net change in unrealized appreciation (depreciation)                         48,280                (109,502)
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           144,246                  (1,342)
                                                               --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                    159,947                 462,352
Cost of units redeemed                                                     (445,045)               (390,555)
Account charges                                                              (7,828)                (10,065)
                                                               --------------------    --------------------
Increase (decrease)                                                        (292,926)                 61,732
                                                               --------------------    --------------------
Net increase (decrease)                                                    (148,680)                 60,390
Net assets, beginning                                                     1,108,868               1,048,478
                                                               --------------------    --------------------
Net assets, ending                                             $            960,188    $          1,108,868
                                                               ====================    ====================

Units sold                                                                   18,337                  62,362
Units redeemed                                                              (54,422)                (54,456)
                                                               --------------------    --------------------
Net increase (decrease)                                                     (36,085)                  7,906
Units outstanding, beginning                                                153,913                 146,007
                                                               --------------------    --------------------
Units outstanding, ending                                                   117,828                 153,913
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         18,889,331
Cost of units redeemed                                                                          (16,072,308)
Account charges                                                                                    (146,627)
Net investment income (loss)                                                                       (105,053)
Net realized gain (loss)                                                                         (3,134,396)
Realized gain distributions                                                                       1,303,449
Net change in unrealized appreciation (depreciation)                                                225,792
                                                                                       --------------------
Net assets                                                                             $            960,188
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          8.79                27   $           239               N/A              14.7%
12/31/2011                        7.67                42               322               N/A               1.4%
12/31/2010                        7.56                42               317               N/A              31.8%
12/31/2009                        5.74                39               222               N/A              39.4%
12/31/2008                        4.12                31               126               N/A             -39.5%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.96                91   $           721              1.30%             13.2%
12/31/2011                        7.03               112               787              1.30%              0.1%
12/31/2010                        7.03               104               732              1.30%             30.1%
12/31/2009                        5.40               107               577              1.30%             37.6%
12/31/2008                        3.93                96               377              1.30%            -40.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               0.2%
2011                               0.2%
2010                               0.3%
2009                               1.0%
2008                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2012

                                                        INVESTMENTS         COST OF         MUTUAL FUND
                                                         AT VALUE         INVESTMENTS         SHARES
                                                     ----------------   ---------------   ---------------
Investments                                          $    22,157,616    $    20,707,316         1,777,774
                                                                        ===============   ===============
Receivables: investments sold                                     --
Payables: investments purchased                               (6,546)
                                                     ---------------
Net assets                                           $    22,151,070
                                                     ===============

                                                                             UNITS         ACCUMULATION
                                                        NET ASSETS        OUTSTANDING       UNIT VALUE
                                                     ---------------    ---------------   ---------------
Band A                                               $     1,478,932            196,339   $          7.53
Band B                                                    20,672,138          3,032,225              6.82
                                                     ---------------    ---------------
Total                                                $    22,151,070          3,228,564
                                                     ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2012

Investment Income:
Dividend income                                                                           $       673,366
Mortality & expense charges                                                                      (284,140)
                                                                                          ---------------
Net investment income (loss)                                                                      389,226
                                                                                          ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          400,251
Realized gain distributions                                                                       223,139
Net change in unrealized appreciation (depreciation)                                             (366,500)
                                                                                          ---------------
Net gain (loss)                                                                                   256,890
                                                                                          ---------------
Increase (decrease) in net assets from operations                                         $       646,116
                                                                                          ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                               DECEMBER 31, 2012 *      DECEMBER 31, 2011 *
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            389,226    $            451,380
Net realized gain (loss)                                                    400,251                 310,479
Realized gain distributions                                                 223,139                 202,054
Net change in unrealized appreciation (depreciation)                       (366,500)                514,675
                                                               --------------------    --------------------
Increase (decrease) in net assets from operations                           646,116               1,478,588
                                                               --------------------    --------------------
Contract owner transactions:
Proceeds from units sold                                                  4,717,654               7,310,821
Cost of units redeemed                                                   (8,022,999)             (6,529,984)
Account charges                                                            (194,088)               (210,094)
                                                               --------------------    --------------------
Increase (decrease)                                                      (3,499,433)                570,743
                                                               --------------------    --------------------
Net increase (decrease)                                                  (2,853,317)              2,049,331
Net assets, beginning                                                    25,004,387              22,955,056
                                                               --------------------    --------------------
Net assets, ending                                             $         22,151,070    $         25,004,387
                                                               ====================    ====================

Units sold                                                                  708,215               1,206,374
Units redeemed                                                           (1,227,686)             (1,117,049)
                                                               --------------------    --------------------
Net increase (decrease)                                                    (519,471)                 89,325
Units outstanding, beginning                                              3,748,035               3,658,710
                                                               --------------------    --------------------
Units outstanding, ending                                                 3,228,564               3,748,035
                                                               ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2012

Proceeds from units sold                                                               $         41,401,139
Cost of units redeemed                                                                          (22,751,194)
Account charges                                                                                    (763,789)
Net investment income (loss)                                                                      1,451,874
Net realized gain (loss)                                                                            900,974
Realized gain distributions                                                                         461,766
Net change in unrealized appreciation (depreciation)                                              1,450,300
                                                                                       --------------------
Net assets                                                                             $         22,151,070
                                                                                       ====================

----------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.


                                     BAND A

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          7.53               196   $         1,479               N/A               4.0%
12/31/2011                        7.24               197             1,427               N/A               7.7%
12/31/2010                        6.73               198             1,331               N/A               6.5%
12/31/2009                        6.32               190             1,201               N/A               5.9%
12/31/2008                        5.96               181             1,082               N/A               5.2%

                                     BAND B

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2012             $          6.82             3,032   $        20,672              1.30%              2.7%
12/31/2011                        6.64             3,551            23,577              1.30%              6.3%
12/31/2010                        6.25             3,461            21,624              1.30%              5.1%
12/31/2009                        5.94             3,245            19,290              1.30%              4.6%
12/31/2008                        5.68               488             2,775              1.30%              3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception. A zero ratio indicates no gross income has been received during the year.


2012                               2.9%
2011                               3.1%
2010                               3.5%
2009                               1.3%
2008                               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

FUND FAMILY
Alger
AllianceBernstein
American Century
Calvert
Columbia
Dreyfus
Fidelity
Franklin Templeton
Invesco
Janus
Neuberger Berman
OneAmerica
Pioneer
Royce Capital
T. Rowe Price
Timothy
Vanguard

This annual report includes information related to investment subaccounts which are available for investment, but for which there has been no investing or income and expense transactions through December 31, 2012 or for which investment income and expense transactions commenced during 2012.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

For the period ended December 31, 2011, the subaccount listed below did not have any investing or other transactions during this period. For this subaccount, the Statement of Changes in Net Assets for the period ended December 31, 2011, and accumulation

              AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

unit values and total returns in the related financial highlights for years prior to 2012 have not been audited.

PERIOD ENDED   SUBACCOUNT
------------   ----------
12/31/11       Invesco Van Kampen V.I. Mid Cap Growth Fund Series I Class - 00888X591

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period less any contractual expense rates, if applicable.

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract:

                      BAND A*                         BAND B*
       ----------------------------------  -------------------------------
         Select Point Variable Annuity     Star Point Variable Annuity
         Direct Point Variable Annuity     Voyage Protector Variable Annuity

----------
   * See footnote 2 for further information

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out ("FIFO") accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level l - Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted

              AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Variable Account subaccounts' assets carried at fair value:


                                                                            INVESTMENTS
                            VALUATION INPUTS                               IN SECURITIES
                  ----------------------------------------------          --------------
                  LEVEL 1 - QUOTED PRICES                                 $  726,408,817
                  LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS           $            0
                  LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS               $            0
                                                                          --------------
                  TOTAL                                                   $  726,408,817
                                                                          --------------

The investments in each subaccount are all classified as Level 1.

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended December 31, 2012, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) Portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

         Value             0.50%      Investment Grade Bond      0.50%
         Money Market      0.40%      Asset Director             0.50%

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Such fees are included in the calculation of the NAV per share of the underlying mutual fund.

Effective January 1, 2013, OneAmerica Asset Management, LLC ("OAM") succeeded AUL in the provision of investment advisory services to the Fund. By way of an inter-company agreement, the advisory services provided by OAM are performed by the same individuals that performed the services on behalf of AUL.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2009-2012) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

              AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2. ACCOUNT CHARGES

                                     BAND A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the periods ended December 31, 2012 and 2011 were $1,289,584 and $1,484,206, respectively.

                                     BAND B

WITHDRAWAL CHARGE CONTRACT (STAR POINT AND VOYAGE PROTECTOR): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the periods ended December 31, 2012 and 2011 were $8,511,495 and $9,098,241, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2. ACCOUNT CHARGES (CONTINUED)

the periods ended December 31, 2012 and 2011 were $4,774,335 and $5,369,387, respectively.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2012, by each subaccount, are shown below:

FUND NAME                                                       CLASS            PURCHASES               SALES
---------------------------------------------------------   -------------   ------------------   ---------------------
Alger Large Cap Growth                                          I-2            $   2,349,869          $    3,976,114
Alger Small Cap Growth                                          I-2               10,009,610              12,332,810
AllianceBernstein VPS International Growth                      A                     70,391                 113,324
AllianceBernstein VPS International Value                       A                     82,712                 142,525
AllianceBernstein VPS Small/Mid Cap Value                       A                  4,778,169               6,302,900
American Century VP Income & Growth                             I                  1,136,978               1,701,733
American Century VP International                               I                  2,672,149               3,611,114
American Century VP Mid Cap Value Fund                                               240,315                 235,792
American Century VP Ultra                                       I                    232,743                 321,553
American Century VP Vista                                       I                    168,074                 269,545
Calvert VP SRI Mid Cap Growth                                   A                    486,331                 666,228
Columbia Variable Portfolio Small Cap Value                     1                  5,088,079               7,790,013
Columbia Variable Portfolio-Short Duration US Govt              1                     39,886                  59,542
Dreyfus Investment Portfolio Technology Growth                  Service              724,184                 898,055
Dreyfus IP Small Cap Stock Investment Portfolio                 Service              152,134                 228,523
Dreyfus Variable Investment Appreciation                        Service              322,624                 291,510
Fidelity VIP Asset Manager Portfolio                            Initial            1,265,810               2,045,381
Fidelity VIP Equity Income                                      Initial            2,664,130               3,954,841
Fidelity VIP Freedom 2005 Portfolio                             Initial                6,207                  12,284
Fidelity VIP Freedom 2010 Portfolio                             Initial              171,305                 315,913
Fidelity VIP Freedom 2015 Portfolio                             Initial              532,735                 848,337
Fidelity VIP Freedom 2020 Portfolio                             Initial              394,143                 575,561
Fidelity VIP Freedom 2025 Portfolio                             Initial              757,078                 507,144
Fidelity VIP Freedom 2030 Portfolio                             Initial              782,155                 590,558
Fidelity VIP Freedom Income Portfolio                           Initial              635,791                 609,897
Fidelity VIP Growth                                             Initial            1,477,627               2,557,016
Fidelity VIP High Income                                        Initial            5,591,972               4,293,671
Fidelity VIP II ContraFund                                      Initial            6,001,459              10,537,570
Fidelity VIP Index 500                                          Initial           16,023,830              26,999,814
Fidelity VIP Mid Cap Portfolio                                  Service 2          6,858,417              11,294,653


               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                        CLASS         PURCHASES                 SALES
----------------------------------------------------------   ------------   ------------------   ---------------------
Fidelity VIP Overseas                                          Initial        $    1,359,607          $    2,306,882
Franklin Templeton Global Income Securities                    1                   1,999,865               2,102,884
Franklin Small Cap Value Securities                            1                     198,518                 234,491
Franklin Templeton VIP Founding Funds Allocation               1                     210,968                 241,383
Templeton Foreign Securities Fund                                                 16,981,937              16,519,612
Invesco Van Kampen V.I. Mid Cap Growth Fund                    Series I            1,573,292               1,076,505
Invesco V.I. Core Equity Fund                                  Series II               1,889                   3,469
Invesco V.I. Diversified Dividend Fund                         Series 1              285,945                 389,123
Invesco V.I. Global Health Care Fund                           Series I              232,921                 392,792
Invesco V.I. Global Real Estate Fund                           Series I            4,667,826               8,035,624
Invesco V.I. High Yield Fund                                   Series I            8,530,535              12,597,906
Invesco V.I. International Growth Fund                         Series II          25,751,307              20,717,841
Invesco V.I. Utilities Fund                                    Series I            1,578,913               1,630,456
Janus Aspen Flexible Bond Portfolio                            Institn'l          31,967,368              46,887,102
Janus Aspen Forty Portfolio                                    Institn'l             333,751                 349,431
Janus Aspen Overseas                                           Service               278,380                 304,615
Janus Aspen Perkins Mid Cap Value Portfolio                    Service                58,864                  84,017
Janus Aspen Worldwide Portfolio                                Institn'l           1,223,208               2,006,776
Neuberger Berman AMT Mid Cap Growth Portfolio                  S                     289,230                 274,813
Neuberger Berman AMT Mid Cap Intrinsic Value                   I                   1,206,397               1,445,597
Neuberger Berman AMT Small Cap Growth Portfolio                S                     200,688                 330,992
Neuberger Berman AMT Short Duration Bond Port.                 I                   1,316,089               1,115,100
OneAmerica Asset Director Portfolio                            O                  12,141,220              19,052,465
OneAmerica Investment Grade Bond Portfolio                     O                  26,385,514              30,495,236
OneAmerica Money Market Portfolio                              O                  31,370,193              36,552,820
OneAmerica Value Portfolio                                     O                  11,142,583              17,770,924
Pioneer Emerging Markets VCT                                   I                   5,331,429               5,106,800
Pioneer Equity Income VCT                                      Portfolio II           48,085                  32,988
Pioneer Fund Growth Opportunities VCT                          I                     666,956               1,197,743
Pioneer Fund VCT Portfolio                                     I                  23,351,347              40,791,617
Royce Capital Fund Small Cap                                   Investor              305,411                 291,797
T. Rowe Price Blue Chip Growth Portfolio                                          10,195,018              10,284,940
T. Rowe Price Equity Income Portfolio                                              3,969,519               7,027,294
T. Rowe Price Limited Term Bond Portfolio                                         29,786,252              27,017,879
T. Rowe Price Mid Cap Growth Portfolio                                             3,524,292               5,256,680
Timothy Plan Conservative Growth Variable                                         14,491,556              15,946,838
Timothy Plan Strategic Growth Variable                                             7,754,166              11,337,655
Vanguard VIF Diversified Value                                                    25,080,738              17,608,532
Vanguard VIF Mid Cap Index Portfolio                                               7,025,427              11,620,804

               AUL American Individual Variable Annuity Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                            CLASS         PURCHASES                 SALES
--------------------------------------------------------------   ------------   ------------------   ---------------------
Vanguard VIF Small Company Growth Portfolio                                      $     696,797           $   1,000,406
Vanguard VIF Total Bond Market Index Portfolio                                      13,164,330              16,947,904
                                                                                ------------------   ---------------------
Total                                                                            $ 398,395,238           $ 498,472,654
                                                                                ------------------   ---------------------

4. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

5. RECENTLY ADOPTED ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance expanded required disclosures, but did not have any impact on the Statement of Net Assets or the Statement of Operations.

                 ONEAMERICA FINANCIAL
                 PARTNERS, INC.
                 REPORT OF INDEPENDENT AUDITORS
                 ON CONSOLIDATED FINANCIAL STATEMENTS
                 DECEMBER 31, 2012, 2011 AND 2010

[PWC LOGO]
                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company and Shareholder of OneAmerica Financial Partners, Inc.:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income, of changes in shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2012.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300,
INDIANAPOLIS, IN 46204
T:(317)222 2202, F:(317)940 7660, www.pwc.com/us

[PWC LOGO]

EMPHASIS OF MATTER

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for costs associated with acquiring or renewing insurance contracts in 2012. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCooper LLP

March 19, 2013

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

                                                                          DECEMBER 31,
                                                             -----------------------------------
(IN MILLIONS)                                                       2012                   2011
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
     Fixed maturities - available for sale, at fair value:
       (amortized cost:  2012 - $12,129.3; 2011 - $11,109.1)  $ 13,603.9             $ 12,323.1
     Equity securities at fair value:
       (cost:  2012 - $90.1; 2011 - $65.2)                          90.5                   65.1
     Mortgage loans                                              1,653.4                1,620.0
     Real estate, net                                               49.4                   50.6
     Policy loans                                                  270.9                  262.4
     Short-term and other invested assets                           48.0                   33.4
     Cash and cash equivalents                                     225.2                  293.5
------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS                                        15,941.3               14,648.1
Accrued investment income                                          150.7                  146.7
Reinsurance receivables                                          2,417.5                2,388.3
Deferred acquisition costs                                         209.3                  236.3
Value of business acquired                                          31.9                   44.9
Property and equipment, net                                         49.1                   49.9
Insurance premiums in course of collection                           4.9                   11.3
Federal income taxes recoverable                                       -                    5.8
Other assets                                                       120.5                   72.4
Assets held in separate accounts                                 9,716.3                8,243.8
------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $ 28,641.5             $ 25,847.5
================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
     Policy reserves                                          $ 14,062.9             $ 13,123.7
     Other policyholder funds                                    1,413.4                1,290.3
     Pending policyholder claims                                   192.3                  226.8
     Surplus notes and notes payable                               275.0                  275.0
     Federal income taxes                                          348.2                  294.5
     Other liabilities and accrued expenses                        343.6                  299.1
     Deferred gain on indemnity reinsurance                         46.0                   52.9
     Liabilities related to separate accounts                    9,716.3                8,243.8
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                        26,397.7               23,806.1
================================================================================================
SHAREHOLDER'S EQUITY
     Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                 -                      -
     Retained earnings                                           1,648.1                1,538.0
     Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax           665.1                  562.8
       Benefit plans, net of tax                                   (69.4)                 (59.4)
------------------------------------------------------------------------------------------------
       TOTAL SHAREHOLDER'S EQUITY                                2,243.8                2,041.4
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $ 28,641.5             $ 25,847.5
================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                       YEAR ENDED DECEMBER 31
                                                            ------------------------------------
(IN MILLIONS)                                                      2012        2011        2010
------------------------------------------------------------------------------------------------
REVENUES:
      Insurance premiums and other considerations            $    378.0  $    399.5  $    408.6
      Policy and contract charges                                 195.0       183.0       181.3
      Net investment income                                       760.3       733.7       693.1
      Realized investment gains                                    30.4        24.4        36.3
      Other income                                                 37.7        46.3        26.6
------------------------------------------------------------------------------------------------
       TOTAL REVENUES                                           1,401.4     1,386.9     1,345.9
================================================================================================
BENEFITS AND EXPENSES:
      Policy benefits                                             412.1       417.0       412.7
      Interest expense on annuities and financial products        365.7       349.7       328.6
      General operating expenses                                  254.2       259.9       237.3
      Commissions                                                  77.9        76.3        73.1
      Amortization                                                 80.5        79.2        76.0
      Dividends to policyholders                                   30.5        28.4        27.7
      Interest expense on surplus notes and notes payable          19.8        19.8        19.8
------------------------------------------------------------------------------------------------
       TOTAL BENEFITS AND EXPENSES                              1,240.7     1,230.3     1,175.2
================================================================================================
Income before income tax expense                                  160.7       156.6       170.7
Income tax expense                                                 50.6        50.2        53.4
------------------------------------------------------------------------------------------------
       NET INCOME                                            $    110.1  $    106.4  $    117.3
================================================================================================
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation of securities, net of tax           102.3       173.9       131.0
      Benefit plans, net of tax                                   (10.0)      (24.7)       (9.4)
------------------------------------------------------------------------------------------------
      Other comprehensive income                                   92.3       149.2       121.6
------------------------------------------------------------------------------------------------
       COMPREHENSIVE INCOME                                  $    202.4  $    255.6  $    238.9
================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                             --------------------------------------------
(IN MILLIONS)                                                                          2012          2011           2010
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance as of beginning of year                                                           -             -              -
Issued stock                                                                              -             -              -
Retirement of stock                                                                       -             -              -
      Balance as of the end of the year                                                   -             -              -
-------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance as of beginning of year                                               $     1,538.0  $    1,431.6  $     1,420.2
Cumulative effect adjustments:
      Adoption of DAC accounting change, net of tax - $57.0                               -             -         (105.9)
Net income                                                                            110.1         106.4          117.3
      Balance as of the end of the year                                       $     1,648.1  $    1,538.0  $     1,431.6
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $       503.4  $      354.2  $       218.8
Cumulative effect adjustments:
      Adoption of DAC accounting change, net of tax - ($7.4)                              -             -           13.8
Other comprehensive income, net of tax                                                 92.3         149.2          121.6
      Balance as of the end of the year                                       $       595.7  $      503.4  $       354.2
-------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31,                                                        $     2,243.8  $    2,041.4  $     1,785.8
=========================================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31
                                                                            ---------------------------------------------
(IN MILLIONS)                                                                         2012           2011           2010
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $       110.1  $       106.4  $       117.3
Adjustments to reconcile net income to net cash:
         Amortization                                                                 80.5           79.2           76.0
         Depreciation                                                                 12.2           12.2           12.3
         Deferred taxes                                                                2.8           (3.9)          13.5
         Realized investment gains, net                                              (30.4)         (24.4)         (36.3)
         Policy acquisition costs capitalized                                       (101.5)        (102.1)         (94.7)
         Interest credited to deposit liabilities                                    333.7          323.8          301.6
         Fees charged to deposit liabilities                                         (88.4)         (79.7)         (81.4)
         Amortization and accrual of investment income                                (6.4)         (11.0)         (11.0)
         Increase in insurance liabilities                                           145.0          126.6          181.4
         Increase in other assets                                                    (26.3)        (106.4)        (124.3)
         Increase (decrease) in other liabilities                                     20.8          (28.9)          (2.8)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                            452.1          291.8          351.6
=========================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
      Purchases:
         Fixed maturities, available-for-sale                                     (2,267.9)      (2,306.4)      (2,069.1)
         Equity securities                                                           (25.3)         (10.6)          (4.4)
         Mortgage loans                                                             (256.4)        (268.3)        (212.9)
         Real estate                                                                 (10.2)          (2.3)          (4.9)
         Short-term and other invested assets                                        (15.5)         (10.7)         (66.2)
      Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                      1,286.3        1,404.1        1,191.9
         Equity securities                                                             0.4            4.1           42.1
         Mortgage loans                                                              222.9          187.1          168.3
         Real estate                                                                   6.4              -            0.4
         Short-term and other invested assets                                          4.2            2.2           64.4
      Net transfer from disposal of stop loss operations                                 -           (8.7)             -
      Purchase of company owned life insurance                                       (50.0)             -              -
      Acquisition, net of cash acquired                                                  -              -          (13.1)
-------------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                             (1,105.1)      (1,009.5)        (903.5)
=========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                         3,296.1        3,302.6        2,637.1
         Withdrawals from insurance liabilities                                   (2,702.9)      (2,447.8)      (2,118.4)
         Other                                                                        (8.5)          (9.6)          (8.6)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                            584.7          845.2          510.1
=========================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                 (68.3)         127.5          (41.8)
=========================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                          293.5          166.0          207.8
=========================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                        $       225.2  $       293.5  $       166.0
=========================================================================================================================

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

  OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company
  (PML), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

  The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

  - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

  - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

  - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

  BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in
  Note 14-STATUTORY INFORMATION.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENTS

  Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

  Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

  Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

  Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $65.1 million and $62.3 million at December 31, 2012 and 2011, respectively. Depreciation expense for investment in real estate amounted to $3.6 million, $3.5 million and $3.3 million for 2012, 2011, and 2010, respectively.

  Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value. Corporate owned life insurance is included in other assets and is carried at cash surrender value.

  Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

  In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address the diversity in practice regarding the interpretation of which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts. The Company adopted this guidance effective January 1, 2012 with retrospective application.

  The following tables present the amounts as previously reported in prior year(s) and the effect on those amounts due to the retrospective adoption of the guidance related to the deferral of acquisition costs. The "As currently reported" amounts are reflected in the Consolidated Financial Statements.

   Consolidated Balance Sheet


                                                                                            DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                                                    AS                            AS
                                                                                PREVIOUSLY     EFFECT OF      CURRENTLY
(IN MILLIONS)                                                                   REPORTED        CHANGE        REPORTED
------------------------------------------------------------------------------------------------------------------------
Assets
      Deferred acquisition costs                                               $      359.6  $     (123.3) $      236.3

Liabilities
      Federal taxes                                                                   337.6         (43.1)        294.5

Shareholder's equity
      Retained earnings                                                             1,653.1        (115.1)      1,538.0
      Unrealized appreciation of securities, net of tax                               527.9          34.9         562.8
========================================================================================================================


   Consolidated Statements of Comprehensive Income

                                              DECEMBER 31, 2011                           DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------
                                        AS                            AS             AS                            AS
                                    PREVIOUSLY     EFFECT OF      CURRENTLY      PREVIOUSLY     EFFECT OF      CURRENTLY
(IN MILLIONS)                        REPORTED        CHANGE        REPORTED       REPORTED        CHANGE        REPORTED
------------------------------------------------------------------------------------------------------------------------
General operating expenses         $      239.5  $       20.4  $      259.9    $      214.5  $       22.8  $      237.3
Amortization                               92.5         (13.3)         79.2            91.8         (15.8)         76.0
Income tax expense                         52.7          (2.5)         50.2            55.8          (2.4)         53.4

Net income                                111.0          (4.6)        106.4           121.9          (4.6)        117.3
========================================================================================================================

  In the Statement of Cash Flows, a number of individual line items changed for the years ended December 31, 2011 and 2010 due to this retrospective adoption; however, there was no effect on the total net cash provided by operating activities for those same years.

  The costs of acquiring new business have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

  - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

  - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

  - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

  - For miscellaneous group life and health policies, over the premium rate guarantee period.

  For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

  A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

  Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

  Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

  PROPERTY AND EQUIPMENT

  Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $130.1 million and $129.7 million as of December 31, 2012 and 2011, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2012, 2011 and 2010 was $8.6 million, $8.7 million and $9.0 million, respectively.

  ASSETS HELD IN SEPARATE ACCOUNTS

  Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

  PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

  The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

  INVESTMENT INCOME

  Investment income is recognized as earned, net of related investment expenses.

  RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

  Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

  TRUST ASSETS

  The Company administers defined contribution plans in connection with its McCready & Keene, Inc. operation through a trust solution as a service to its customers. Trust assets under administration totaled $4,330.9 million and $3,725.0 million at December 31, 2012 and 2011, respectively.

  These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

  REINSURANCE

  The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. Refer to Note 11 - REINSURANCE for further details.

  POLICYHOLDERS' DIVIDENDS

  Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

  The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

  The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,264.2 million and $1,247.1 million at December 31, 2012 and 2011, respectively.

                                                                      AS OF DECEMBER 31,
                                                         ---------------------------------
      (IN MILLIONS)                                                2012              2011
------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
      Total account value                                 $     1,264.2    $      1,247.1
      Net amount at risk *                                         29.5              68.0
      GAAP reserve                                                  1.0               1.3

Guaranteed Minimum Income Benefit
      Total account value                                 $       226.5    $        238.2
      GAAP reserve                                                 18.3              18.2

Guaranteed Minimum Accumulated Benefit
      Total account value                                 $        11.7    $         14.2
      GAAP reserve                                                  0.3               0.6

Guaranteed Minimum Withdrawal Benefit
      Total account value                                 $       141.4    $        141.8
      GAAP reserve                                                 13.2              18.6
==========================================================================================

  * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

  In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $2.3 million, $2.7 million and $3.6 million for 2012, 2011 and 2010, respectively. Amounts amortized totaled $4.5 million, $0.2 million and $3.6 million for 2012, 2011 and 2010, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $30.1 million and $32.3 million at December 31, 2012 and 2011, respectively.

  INCOME TAXES

  The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

  Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2012 and 2011, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

  COMPREHENSIVE INCOME

  Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

  CASH FLOWS

  In 2011, the Company corrected the classification of cash flows between operating and financing in the Statement of Cash Flows for the year ended December 31, 2010 for $10.8 million, related to the reporting of Funding Agreement maturities. The Company believes the effect of this correction is not material to the prior year Statement of Cash Flows. As a result, the December 31, 2010 comparative amounts presented are different than the amounts reported in the financial statements at that time.

  RECLASSIFICATION

  Certain 2011 and 2010 financial statement balances have been reclassified to conform to the 2012 presentation.

  DERIVATIVES

  Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

  In 2012, the Company entered into over-the-counter option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The transactions do not qualify for hedge accounting, but do provide an economic hedge against certain anticipated transactions. The contracts are recorded at cost and subsequently marked to market, with the change reported as a realized gain or loss.

  GOODWILL AND OTHER INTANGIBLE ASSETS

  The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2012 and 2011 and determined the carrying value of goodwill was not impaired.

  Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $6.1 million at both December 31, 2012 and 2011.

  The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUE OF BUSINESS ACQUIRED.

  RECENT ACCOUNTING PRONOUNCEMENTS

  In September 2011, the FASB issued authoritative guidance to simplify how entities test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company's early adoption of this guidance effective December 31, 2011 did not have an effect on the Company's consolidated financial statements.

  In June 2011, the FASB issued authoritative guidance to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. For nonpublic entities, the amendments were effective for fiscal years ending after December 15, 2012 and were applied retrospectively. The Company adopted this guidance for 2012 and elected to report a single continuous statement of comprehensive income.

  In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that "fair value" has a consistent meaning in both GAAP and IFRS. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP. This guidance was effective for nonpublic entities for fiscal years beginning after December 15, 2011. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements. In 2012, the Company adopted the additional qualitative disclosures as required for fair value measurements and included those disclosures in Note - 15 FAIR VALUE.

  In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company adopted this guidance effective January 1, 2012 and elected to retrospectively restate all prior periods.

  In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures were effective for nonpublic companies in 2011. The required disclosures are provided in Note 4-INVESTMENTS for the Company's mortgage loan portfolio.

  In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 did not have an effect on the Company's consolidated financial statements.

  In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. The Company adopted the effective portions of this guidance for the reporting period ended December 31, 2010 and the disclosures regarding segregating purchases, sales, issuances, and settlements for the reporting period ended December 31, 2011. The required disclosures are provided in Note 15-FAIR VALUE.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
   TRANSACTIONS

  On July 1, 2011, Symetra Life Insurance Company assumed the Company's medical stop loss block of business through a 100 percent indemnity reinsurance agreement. Under this reinsurance agreement, the Company transferred approximately $34.7 million in reinsured reserves and cash to Symetra on July 1 while Symetra simultaneously paid the Company $26.0 million in cash for the purchase of the renewal rights relating to this block of business. As part of the transaction, the Company recorded a gain of $8.5 million, of which $3.0 million and $5.5 million were recognized in 2012 and 2011, respectively.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT
   TRANSACTIONS, CONTINUED

  On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-VALUE OF BUSINESS ACQUIRED for further detail regarding current VOBA activity.

  In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to Note 7-VALUE OF BUSINESS ACQUIRED for further detail regarding current VOBA activity.

  On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,860.6 million at December 31, 2012.

  As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.0 million, $4.0 million and $4.2 million of the deferred gain amortization in 2012, 2011 and 2010, respectively. The deferred gain balance was $46.0 million and $49.9 million at December 31, 2012 and 2011, respectively.

4. INVESTMENTS

  The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                          DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------
                                                                         GROSS UNREALIZED
DESCRIPTION OF SECURITIES                                 AMORTIZED      -----------------  FAIR
(IN MILLIONS)                                                COST        GAINS   LOSSES     VALUE
-----------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
          US government & agencies                         $    138.4    $  1.8  $   0.8  $    139.4
          State & local government                              385.4      66.9        -       452.3
          Foreign government                                     24.2       4.8      0.2        28.8
          Corporate - public                                  7,242.9     925.8      7.5     8,161.2
          Corporate - private                                 2,094.2     267.1      2.4     2,358.9
          Residential mortgage-backed                         1,394.8     146.5      2.0     1,539.3
          Commercial mortgage-backed                            634.8      53.9      0.2       688.5
          Other asset backed                                    214.6      20.9        -       235.5
-----------------------------------------------------------------------------------------------------
                   Total fixed maturities                    12,129.3   1,487.7     13.1    13,603.9
Equity securities                                                90.1       0.8      0.4        90.5
-----------------------------------------------------------------------------------------------------
                   Total                                   $ 12,219.4  $1,488.5  $  13.5  $ 13,694.4
=====================================================================================================

                                                                       DECEMBER 31, 2011
--------------------------------------------------------------------------------------------------
                                                                      GROSS UNREALIZED
DESCRIPTION OF SECURITIES                              AMORTIZED      -----------------  FAIR
(IN MILLIONS)                                             COST        GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
US government & agencies                                $     42.1    $  1.8  $   0.1  $     43.8
State & local government                                     391.5      48.9      0.4       440.0
Foreign government                                            31.9       5.5        -        37.4
Corporate - public                                         6,682.3     741.2     17.5     7,406.0
Corporate - private                                        1,798.4     211.6      7.3     2,002.7
Residential mortgage-backed                                1,349.4     164.9      1.2     1,513.1
Commercial mortgage-backed                                   609.9      49.9        -       659.8
Other asset backed                                           203.6      16.9      0.2       220.3
--------------------------------------------------------------------------------------------------
                   Total fixed maturities                 11,109.1   1,240.7     26.7    12,323.1
Equity securities                                             65.2       0.6      0.7        65.1
--------------------------------------------------------------------------------------------------
                   Total                                $ 11,174.3  $1,241.3  $  27.4  $ 12,388.2
==================================================================================================

  The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross unrealized loss positions for fixed maturities as of December 31, 2012:

----------------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                            -------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES    FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)                VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
----------------------------------------------------------------------------------------
US government & agencies    $  70.6  $    0.6    $   0.2  $    0.2   $   70.8  $    0.8
Foreign government              5.1       0.2          -         -        5.1       0.2
Corporate - public            400.1       6.7       27.9       0.8      428.0       7.5
Corporate - private            96.8       2.4          -         -       96.8       2.4
Residential mortgage-backed   101.8       2.0          -         -      101.8       2.0
Commercial mortgage-backed     37.5       0.2          -         -       37.5       0.2
----------------------------------------------------------------------------------------
                            $ 711.9  $   12.1    $  28.1  $    1.0   $  740.0  $   13.1
========================================================================================

  Gross unrealized loss positions for fixed maturities as of December 31, 2011:

----------------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                            -------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES    FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)                VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
----------------------------------------------------------------------------------------
US government & agencies    $   1.5  $      -    $   0.2  $    0.1   $    1.7  $    0.1
State & local government          -         -        7.4       0.4        7.4       0.4
Corporate - public            416.7      12.6       21.6       4.9      438.3      17.5
Corporate - private           159.7       7.0        9.9       0.3      169.6       7.3
Residential mortgage-backed    11.2       0.6        1.5       0.6       12.7       1.2
Other asset backed             18.4       0.2          -         -       18.4       0.2
----------------------------------------------------------------------------------------
                            $ 607.5  $   20.4    $  40.6  $    6.3   $  648.1  $   26.7
========================================================================================

  OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  CORPORATE SECURITIES. In 2012, the $9.9 million of gross unrealized losses is comprised of $8.7 million related to investment grade securities and $1.2 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes and none had a gross unrealized loss decline in value of greater than 20 percent. There was one individual issuer with gross unrealized losses of $0.9 million.

  In 2011, the $24.8 million of gross unrealized losses is comprised of $14.2 million related to investment grade securities and $10.6 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $3.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There was one individual issuer with gross unrealized losses of $2.9 million.

  The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  Gross Unrealized Loss Positions for Marketable Equity Securities:

--------------------------------------------------------------------------------------
                           LESS THAN 12 MONTHS   12 MONTHS OR MORE          TOTAL
                           ------------------- ------------------- -------------------
DESCRIPTION OF SECURITIES  FAIR   UNREALIZED    FAIR   UNREALIZED    FAIR   UNREALIZED
(IN MILLIONS)              VALUE    LOSSES      VALUE    LOSSES      VALUE    LOSSES
--------------------------------------------------------------------------------------
December 31, 2012         $   9.5  $    0.1    $   3.8  $    0.3   $   13.3  $    0.4
December 31, 2011         $   3.8  $    0.5    $   0.4  $    0.2   $    4.2  $    0.7
======================================================================================

  MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.4 million and $0.7 million as of December 31, 2012 and 2011, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2012 or 2011.

  CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2012, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                 AVAILABLE-FOR-SALE
                                                              -----------------------
(IN MILLIONS)                                                    COST     FAIR VALUE
-------------------------------------------------------------------------------------
Due in one year or less                                       $   636.4    $   651.0
Due after one year through five years                            2,372.8     2,641.9
Due after five years through 10 years                            3,480.1     3,907.4
Due after 10 years                                               3,395.8     3,940.3
-------------------------------------------------------------------------------------
                                                                 9,885.1    11,140.6
Mortgage-backed securities                                       2,244.2     2,463.3
-------------------------------------------------------------------------------------
                                                              $ 12,129.3   $ 13,603.9
=====================================================================================

  Net investment income for the years ended December 31, consisted of the following:

(IN MILLIONS)                                      2012           2011           2010
--------------------------------------------------------------------------------------
Fixed maturity securities                 $       645.9  $       624.2  $       582.5
Equity securities                                   2.4            1.7            1.6
Mortgage loans                                    104.4          101.5          100.3
Real estate                                        18.9           18.0           15.8
Policy loans                                       15.4           15.6           15.2
Other                                               8.3            6.9            6.5
--------------------------------------------------------------------------------------
Gross investment income                           795.3          767.9          721.9
Investment expenses                                35.0           34.2           28.8
--------------------------------------------------------------------------------------
Net investment income                     $       760.3  $       733.7  $       693.1
======================================================================================

  Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $       607.3  $       654.6  $       765.4

Gross realized gains on the sale of fixed maturities                                35.7           29.1           30.6
Gross realized losses on sale of fixed maturities                                   (3.5)          (3.5)          (1.4)

Change in unrealized appreciation                                                  260.6          472.9          267.0
-----------------------------------------------------------------------------------------------------------------------

  The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2012 nor 2011.

  Realized investment gains (losses), for the years ended December 31, consisted of the following:

(IN MILLIONS)                                                                       2012           2011           2010
-----------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $        32.2  $        25.6  $        29.2
Equity securities                                                                      -            0.3            6.4
Mortgage loans                                                                       0.1           (1.6)           0.9
Derivatives                                                                         (2.8)             -              -
Other                                                                                0.9            0.1           (0.2)
-----------------------------------------------------------------------------------------------------------------------
Realized investment gains                                                  $        30.4  $        24.4  $        36.3
=======================================================================================================================

  MORTGAGE LOANS

  The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2012, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 28 percent of the portfolio was invested.

  The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                   2012                            2011
                                                         ------------------------------  ------------------------------
(IN MILLIONS)                                                    AMOUNT     % OF TOTAL           AMOUNT     % OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Apartments                                                $       139.0           8.4%    $        83.1           5.1%
Industrial/warehouse                                              405.6          24.6%            423.3          26.1%
Medical office                                                     73.3           4.4%             81.9           5.1%
Office                                                            276.4          16.7%            292.9          18.1%
Retail                                                            658.7          39.8%            637.9          39.3%
Other                                                             101.3           6.1%            102.0           6.3%
------------------------------------------------------------------------------------------------------------------------
         Subtotal gross mortgage loans                          1,654.3         100.0%          1,621.1         100.0%
Valuation allowance                                                (0.9)                           (1.1)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                      $     1,653.4                   $     1,620.0
========================================================================================================================

  Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Allowance for losses, beginning of year                                    $          1.1  $         1.5  $         2.4
Addition to the allowance for losses                                                  0.9            1.9            0.3
Reductions                                                                           (1.1)          (1.9)             -
Charge-offs, net of recoveries                                                          -           (0.4)          (1.2)
------------------------------------------------------------------------------------------------------------------------
Allowance for losses, end of year                                          $          0.9  $         1.1  $         1.5
========================================================================================================================

  Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, 2012 are as follows;

                                                                    2012                               2011
                                                   ---------------------------------  ---------------------------------
                                                       UNPAID                            UNPAID
                                                      PRINCIPAL           RELATED       PRINCIPAL           RELATED
(IN MILLIONS)                                          BALANCE           ALLOWANCE       BALANCE           ALLOWANCE
-----------------------------------------------------------------------------------------------------------------------
Apartments                                          $       139.0    $            -    $        83.1    $            -
Industrial/warehouse                                        405.6              (0.3)           423.3              (0.3)
Medical office                                               73.3                 -             81.9                 -
Office                                                      276.4                 -            292.9                 -
Retail                                                      658.7              (0.6)           637.9              (0.8)
Other                                                       101.3                 -            102.0                 -
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                $     1,654.3    $         (0.9)   $     1,621.1    $         (1.1)
=======================================================================================================================

  The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

  The Company's internal rating system, as illustrated below, can be defined as:
  EXCELLENT, exceeds most underwriting standards and presents a very low likelihood of loss; ABOVE AVERAGE, exceeds some current underwriting standards and presents a low likelihood of loss; AVERAGE, meets current underwriting standards and presents a low likelihood loss; BELOW AVERAGE, does not meet some underwriting standards and a loss might be possible; POOR, does not meet underwriting standards and a loss would be likely.

                                                                    AS OF DECEMBER 31,
                                                           ---------------------------------
(IN MILLIONS)                                                        2012              2011
--------------------------------------------------------------------------------------------
Excellent                                                   $       172.1    $        118.1
Above average                                                       898.6             888.1
Average                                                             355.5             333.7
Below average                                                        30.6              51.3
Poor                                                                    -                 -
--------------------------------------------------------------------------------------------
      Subtotal - rated loans                                      1,456.8           1,391.2
Below $100,000  and residential - not rated                           0.3               0.3
Current year closings - not rated                                   196.8             229.6
Other                                                                 0.4                 -
Valuation adjustment                                                 (0.9)             (1.1)
--------------------------------------------------------------------------------------------
      Total                                                 $     1,653.4    $      1,620.0
============================================================================================

  The Company did not have any mortgage loans due exceeding 30 days as of December 31, 2012 or 2011, based upon the recorded investment gross of allowance for credit losses.

  Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2012 or 2011.

  The Company restructured one mortgage loan in 2012 and two in 2011. The carrying value of these loans was $3.8 million and $2.6 million at December 31, 2012 and 2011, respectively.

  In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties are reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2012. Regarding the loss, $0.9 million was recognized in 2012 while $1.2 million was recognized in 2011.

  The Company had outstanding mortgage loan commitments of approximately $82.8 million and $61.3 million at December 31, 2012 and 2011, respectively.

  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2012 and 2011. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME

  Accumulated other comprehensive income, at December 31, consisted of the following:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
         Fixed maturity securities                                         $      1,474.6  $     1,214.0  $       741.1
         Equity securities                                                            0.4           (0.1)          (0.1)
Valuation adjustment                                                               (451.6)        (347.6)        (142.6)
Deferred taxes                                                                     (358.3)        (303.5)        (209.5)
------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax and valuation adjustment                  665.1          562.8          388.9
Benefit plans, net of tax - 2012, $37.4; 2011, $32.0; 2010, $18.7                   (69.4)         (59.4)         (34.7)
------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $        595.7  $       503.4  $       354.2
========================================================================================================================


  The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(IN MILLIONS)                                                                        2012           2011           2010
------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability:
      Net actuarial (gains) losses                                         $         (8.4) $       (24.1) $        (8.9)
      Net prior service costs                                                        (1.1)          (0.1)          (0.1)
      Net transition obligation                                                      (0.5)          (0.5)          (0.4)
------------------------------------------------------------------------------------------------------------------------
Total change in benefit plan liability, net of tax - 2012, $5.4;           $        (10.0) $       (24.7) $        (9.4)
   2011, $13.3; 2010, $5.1
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on securities, net of tax
       2012, ($64.9) 2011, ($102.7); 2010, ($79.8) and valuation
      adjustment - 2012, ($104.0); 2011, ($205.0); 2010, ($61.5)                    121.0          190.2          147.9
Reclassification adjustment for gains (losses) included in net income,
      net of tax - 2012, $10.1; 2011, $8.8; 2010, $9.1                              (18.7)         (16.3)         (16.9)
------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax                                     $         92.3  $       149.2  $       121.6
========================================================================================================================

6. DEFERRED POLICY ACQUISITION COSTS

  The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2012            2011           2010
------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $       556.2  $        518.2  $       653.1
Adoption of DAC accounting change                                                      -               -         (163.0)
Capitalization of deferred acquisition costs                                       101.5           102.1           94.7
Amortization of deferred acquisition costs                                         (71.1)          (64.1)         (66.6)
------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                     586.6           556.2          518.2
Valuation adjustment                                                              (377.3)         (319.9)        (123.9)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $       209.3  $        236.3  $       394.3
========================================================================================================================


7. VALUATION OF BUSINESS ACQUIRED

  The balance of and changes in VOBA, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2012            2011           2010
------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $        73.0  $         88.1  $        88.5
Acquisitions                                                                           -               -            9.0
Amortization                                                                        (9.4)          (15.1)          (9.4)
------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                          63.6            73.0           88.1
Valuation adjustment                                                               (31.7)          (28.1)         (19.0)
------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $        31.9  $         44.9  $        69.1
========================================================================================================================


  The average expected life of VOBA varies by product, and is 22 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

  The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                       VOBA
(IN MILLIONS)                                      AMORTIZATION
-----------------------------------------------------------------
2013                                               $         5.3
2014                                                         5.3
2015                                                         5.1
2016                                                         4.9
2017                                                         4.8
2018 and thereafter                                         38.2
-----------------------------------------------------------------
Total                                              $        63.6
=================================================================

8. INSURANCE LIABILITIES

  Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   MORTALITY OR
                                                 WITHDRAWAL          MORBIDITY       INTEREST RATE              DECEMBER 31,
(IN MILLIONS)                                    ASSUMPTION          ASSUMPTION       ASSUMPTION           2012             2011
------------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
     Participating whole life contracts               n/a         Company experience  2.25% to 6.0%   $    1,281.1  $       1,173.3
     Universal life-type contracts                    n/a                 n/a              n/a             2,520.6          2,291.6
     Other individual life contracts           Company experience Company experience  2.25% to 6.0%          958.2            962.7
     Accident and health                              n/a         Company experience       n/a             1,052.6            946.7
     Annuity products                                 n/a                 n/a              n/a             7,923.6          7,387.7
     Group life and health                            n/a                 n/a              n/a               326.8            361.7
Other policyholder funds                              n/a                 n/a              n/a               237.4            243.2
Funding agreements*                                   n/a                 n/a              n/a             1,133.0          1,047.1
Funding agreements - valuation adjustment             n/a                 n/a              n/a                43.0                -
Pending policyholder claims                           n/a                 n/a              n/a               192.3            226.8

------------------------------------------------------------------------------------------------------------------------------------
             Total insurance liabilities                                                              $   15,668.6  $      14,640.8
====================================================================================================================================

  * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

  Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

  Participating life insurance policies, for which dividends are expected to be paid, represent approximately 30.7 percent and 29.4 percent of the total individual life insurance in force at both December 31, 2012 and 2011, respectively. These participating policies represented 36.8 percent and 38.4 percent of statutory life net premium income for 2012 and 2011, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

  As the cash received by the Company from funding agreements is re-invested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, any valuation adjustment that reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2012, this valuation adjustment was $43.0 million.

  In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. In 2011, the Company identified and corrected an error in its method of computing a Care Solutions annuity product reserve which resulted in a $7.3 million reduction in the annuity reserve. Management believes that these errors are not material to the consolidated financial statements for the periods in which these errors originated and for the periods in which these errors were corrected.

9. BENEFIT PLANS

  The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

  The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

  The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2012 and 2011.

  The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

  Obligations and funded status:

                                           PENSION BENEFITS        OTHER BENEFITS
                                         ---------------------  ---------------------
(IN MILLIONS)                                  2012      2011         2012      2011
-------------------------------------------------------------------------------------
Employer contributions                    $     9.0  $   12.5    $     2.3  $    1.9
Employee contributions                            -         -          1.4       1.4
Benefit payments                                4.7       4.0          3.7       3.3
Funded status (deficit)                       (73.2)    (53.3)       (50.8)    (51.0)
=====================================================================================


  Amounts recognized in the balance sheet:

                                           PENSION BENEFITS     OTHER BENEFITS
                                         ---------------------  ---------------------
(IN MILLIONS)                                  2012      2011         2012      2011
-------------------------------------------------------------------------------------
Accrued benefit obligation                $   (73.2) $  (53.3)   $   (50.8) $  (51.0)
-------------------------------------------------------------------------------------
     Net amount recognized                $   (73.2) $  (53.3)   $   (50.8) $  (51.0)
=====================================================================================

  Amounts recognized in other accumulated comprehensive income (before any tax effects):

Net actuarial (gains) losses              $   111.2  $   94.8    $    (4.0) $   (0.5)
Net prior service costs (benefits)             (0.6)     (0.7)         1.7       0.1
Net transition obligation                      (1.4)     (2.2)           -         -
-------------------------------------------------------------------------------------
     Net amount recognized                $   109.2  $   91.9    $    (2.3) $   (0.4)
=====================================================================================

  The following table represents plan assets and obligations for the defined benefit plan:


                                                                        DECEMBER 31,
                                                                ---------------------
(IN MILLIONS)                                                         2012      2011
-------------------------------------------------------------------------------------
Projected benefit obligation                                     $   250.5  $  207.5
Accumulated benefit obligation                                       223.3     178.6
Fair value of plan assets                                            177.3     154.2
=====================================================================================


  The following table represents net periodic pension and other benefit costs expense:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
(IN MILLIONS)                                           2012        2011       2010         2012        2011       2010
------------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                         $    11.7  $      8.7  $     6.2    $     2.9  $      3.9  $     2.8

 Amounts recognized in other comprehensive income:
      Net actuarial (gains) losses                      16.4        33.6       12.3         (3.5)        3.4        1.4
      Net prior service costs                            0.1         0.1        0.1          1.6         0.1        0.2
      Net transition obligation                          0.8         0.7        0.7            -           -          -
------------------------------------------------------------------------------------------------------------------------

 Total recognized in other comprehensive
      income, before any tax effects                    17.3        34.4       13.1         (1.9)        3.5        1.6
------------------------------------------------------------------------------------------------------------------------
 Total recognized net periodic pension costs and other comprehensive
      income, before any tax effects               $    29.0  $     43.1  $    19.3    $     1.0  $      7.4  $     4.4
========================================================================================================================


  Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $8.9 million, $0.1 million and ($0.7) million, respectively.

  Weighted-average assumptions used to determine benefit obligations at December 31:

                                           PENSION BENEFITS        OTHER BENEFITS
                                         ---------------------  ---------------------
                                               2012      2011         2012      2011
-------------------------------------------------------------------------------------
 Discount rate                                4.25%     5.15%        4.25%     5.15%
 Rate of compensation increase                3.75%     4.25%        6.00%     6.00%
=====================================================================================

  Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
                                                        2012        2011       2010         2012        2011       2010
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                         5.15%       5.80%      6.65%        5.15%       5.80%      6.65%
 Expected long-term return on plan assets              8.50%       8.50%      8.50%            -           -          -
 Rate of compensation increase                         4.25%       4.25%      4.25%        6.00%       6.00%      6.00%
========================================================================================================================


  The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

  Assumed health care trend rates at December 31:

                                                                      2012      2011
-------------------------------------------------------------------------------------
Health care trend rate assumed for next year                         7.50%     8.00%
Rate to which the cost trend rate is assumed to decline              5.00%     5.00%
Year that the rate reaches the ultimate trend rate                    2018      2018
=====================================================================================

  PLAN ASSETS

  The actual pension plan weighted-average asset allocations, by asset category, are 70 and 67 percent for equity securities and 30 and 33 percent for debt securities at December 31, 2012 and 2011, respectively.

  The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

  Fair value measurements at for the years ended December 31;

                                                                2012                                       2011
                                          ----------------------------------------  -----------------------------------------
(IN MILLIONS)                                 LEVEL 1    LEVEL 2       LEVEL 3           Level 1    Level 2       Level 3
-----------------------------------------------------------------------------------------------------------------------------
Equity separate account investments        $        -  $       123.3  $         -    $         -  $       104.0  $         -
Fixed separate account investments                  -           18.1            -              -           16.9            -
Fixed interest investment                           -           35.9            -              -           33.3            -
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $        -  $       177.3  $         -    $         -  $       154.2  $         -
=============================================================================================================================

  The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to
  Note 15-FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

  CONTRIBUTIONS

  The Company expects to contribute $9.0 million to its pension plan and $3.2 million to its other postretirement benefit plans in 2013.

  ESTIMATED FUTURE BENEFIT PAYMENTS

  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                 PENSION      OTHER
(IN MILLIONS)                   BENEFITS    BENEFITS
-----------------------------------------------------
2013                             $     5.7  $    3.2
2014                                   6.2       3.2
2015                                   7.0       3.3
2016                                   7.6       3.3
2017                                   8.3       3.3
Years 2018-2021                       54.8      17.6
=====================================================


  DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

  The Company sponsors a defined contribution savings plan that covers substantially all employees. Prior to December 31, 2011, the Company match was 50 percent of a participant's elective deferral up to 7.0 percent of eligible compensation. Effective January 1, 2012, the match was revised to 50 percent of a participant's elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.6 million, $2.9 million and $3.0 million in 2012, 2011 and 2010, respectively.

  Through December 31, 2011, the Company maintained two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) were made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions were made to the 401(k) plan.

  Effective January 1, 2012, the Company restated the above mentioned Agent contribution plans into one retirement profit sharing plan. The new plan excludes participant contributions and allows for a discretionary Company contribution. The Company contribution will be allocated among eligible participants based upon their proportion of compensation in relation to the total compensation of eligible participants.

  Company contributions expensed for the Agent plans were $0.7 million, $1.1 million and $1.0 million in 2012, 2011 and 2010, respectively. The 2012 plan year contribution will be deposited to the plan in the 1st quarter 2013.

  The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.7 million, $4.6 million and $5.2 million for 2012, 2011 and 2010, respectively.

10. FEDERAL INCOME TAXES

  The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

  The federal income tax expense, for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2012           2011            2010
------------------------------------------------------------------------------------------------------------------------
Current                                                                    $        47.8  $        54.1  $         39.9
Deferred                                                                             2.8           (3.9)           13.5
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        50.6  $        50.2  $         53.4
========================================================================================================================


  A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

(IN MILLIONS)                                                                       2012           2011            2010
------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                 $        56.2  $        54.8  $         59.8
      Tax preferenced investment income                                             (6.2)          (5.8)           (6.3)
      Credits available to offset tax                                                  -            0.2            (0.3)
      Other                                                                          0.6            1.0             0.2
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        50.6  $        50.2  $         53.4
========================================================================================================================


  The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(IN MILLIONS)                                                                                      2012            2011
------------------------------------------------------------------------------------------------------------------------
Current                                                                                   $         1.5  $         (5.8)
Deferred                                                                                          346.7           294.5
------------------------------------------------------------------------------------------------------------------------
      Total federal income tax (recoverable) liability                                    $       348.2  $        288.7
========================================================================================================================

  The significant components of deferred assets and liabilities, as of December 31, are as follows:

(IN MILLIONS)                                                                                      2012            2011
------------------------------------------------------------------------------------------------------------------------
Deferred tax assets
      Insurance liabilities                                                               $       122.8  $        122.2
      Deferred gain on indemnity reinsurance                                                       16.1            18.5
      Employee benefit plans                                                                       50.9            45.6
      Other                                                                                        15.1            10.9
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax assets                                                                 204.9           197.2
------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
      Deferred policy acquisition costs & value of business acquired                              165.1           163.6
      Investments                                                                                  17.4            14.1
      Fixed assets and software                                                                     7.7            10.0
      Unrealized appreciation                                                                     358.3           303.5
      Other                                                                                         3.1             0.5
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax liabilities                                                            551.6           491.7
------------------------------------------------------------------------------------------------------------------------
      Total net deferred tax liability                                                    $       346.7  $        294.5
========================================================================================================================


  Federal income taxes paid were $40.4 million and $67.0 million in 2012 and 2011, respectively. The Company has $8.5 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2032.

  If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

  The Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2012. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2009 through 2012 remain open to examination by the Internal Revenue Service.

11. REINSURANCE

  The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

  Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

(IN MILLIONS)                                            2012           2011           2010
--------------------------------------------------------------------------------------------
Direct premiums                                $        487.4  $       556.5  $       510.8
Reinsurance assumed                                     302.4          334.2          352.2
Reinsurance ceded                                      (411.8)        (491.2)        (454.4)
--------------------------------------------------------------------------------------------
      Net premiums                                      378.0          399.5          408.6
--------------------------------------------------------------------------------------------
      Reinsurance recoveries                   $        409.1  $       476.4  $       394.7
============================================================================================

  The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 93 percent of the Company's December 31, 2012, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005, and the Symetra transaction in 2011.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

  The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2012, the carrying value of the FHLBI common stock was $62.0 million. The carrying value of the FHLBI common stock approximates fair value.

  Funding Agreements associated with the FHLBI totaled $1,131.3 million and $1,045.5 million as of December 31, 2012 and 2011, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $1,133.0 million and $1,047.1 million at December 31, 2012 and 2011, respectively. The average interest rate on these Funding Agreements is 2.73 percent and range from 0.76 percent to 4.59 percent. Maturities for the Funding Agreements range from February 2013 to February 2022. Interest was paid in the amount of $36.8 million and $35.1 million in 2012 and 2011, respectively.

  The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,641.5 million and $1,642.1 million at December 31, 2012 and 2011, respectively and are included in fixed maturities and mortgage loans reported on the balance sheet.

  The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $102.0 million at December 31, 2012.

  On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2012, 2011 and 2010.

  On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2012, 2011 and 2010.

  Surplus Notes and Senior Notes:

(IN MILLIONS)                                                       2012      2011
-------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                       $   200.0  $  200.0
Surplus notes, 7.75%, due 2026                                        75.0      75.0
-------------------------------------------------------------------------------------
Total notes payable                                              $   275.0  $  275.0
=====================================================================================


13. COMMITMENTS AND CONTINGENCIES

  Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

  AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

  A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(IN MILLIONS)                                                    2012      2011
----------------------------------------------------------------------------------
     SAP surplus                                              $ 1,231.0  $ 1,154.9
     Asset valuation reserve                                       97.8       94.6
     Deferred policy acquisition costs                            586.6      556.2
     Value of business acquired                                    55.7       64.6
     Adjustments to policy reserves                              (195.9)    (197.0)
     Interest maintenance reserves (IMR)                           49.3       39.7
     Unrealized gain on invested assets, net                      665.1      562.8
     Surplus notes                                                (75.0)     (75.0)
     Deferred gain on indemnity reinsurance                       (46.0)     (52.9)
     Deferred income taxes                                        (75.5)     (64.7)
     Other, net                                                   (49.3)     (41.8)
----------------------------------------------------------------------------------
     GAAP equity                                              $ 2,243.8  $ 2,041.4
==================================================================================

  A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(IN MILLIONS)                                           2012       2011      2010
----------------------------------------------------------------------------------
     SAP net income                                 $   95.2  $   105.4  $   94.2
     Deferred policy acquisition costs                  30.4       37.8      28.1
     Value of business acquired                         (8.9)     (14.5)     (9.0)
     Adjustments to policy reserves                     (7.6)     (23.4)      8.0
     Deferred income taxes                              (5.6)      (0.8)    (13.2)
     Realized gains, net of tax                         24.0       18.4      16.9
     IMR amortization                                  (11.0)     (10.8)     (6.0)
     Other, net                                         (6.4)      (5.7)     (1.7)
----------------------------------------------------------------------------------
     GAAP net income                                $  110.1  $   106.4  $  117.3
==================================================================================

  Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.2 million and $28.4 million at December 31, 2012 and 2011, respectively.

  State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2012, 2011, or 2010. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $127 million in 2013.

15. FAIR VALUE

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

  - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

  - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

  - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

  In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

  The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

  FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

  Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

  EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

  SHORT-TERM AND OTHER INVESTED ASSETS - the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

  CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets; however, their fair values are based on market observable inputs and have been classified as Level 2.

  SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

  VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

  FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level
  3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

  TRANSFERS

  The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2012 and 2011 transfers in and out of Level 3 can be attributed, in part, to investments shifting between investment grade and non-investment grade and the associated use of non-binding broker quotes.

  There were no transfers between Level 1 and Level 2.

  VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

  The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

  The balances of assets and liabilities measured at fair value, as of December 31, were as follows:


                                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------
                                                     QUOTED PRICES
                                                       IN ACTIVE         SIGNIFICANT    SIGNIFICANT         TOTAL
                                                        MARKETS          OBSERVABLE    UNOBSERVABLE         FAIR
(IN MILLIONS)                                           LEVEL 1            LEVEL 2         LEVEL 3          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        116.8  $          22.6  $             -  $         139.4
      State & local government                                     -            452.3                -            452.3
      Foreign government                                           -             28.8                -             28.8
      Corporate - public                                           -          8,097.9             63.3          8,161.2
      Corporate - private                                          -          2,280.9             78.0          2,358.9
      Residential mortgage-backed                                  -          1,519.6             19.7          1,539.3
      Commercial mortgage-backed                                   -            683.7              4.8            688.5
      Other asset backed                                           -            235.2              0.3            235.5
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        116.8  $      13,321.0  $         166.1  $      13,603.9
      Equity securities                                          5.9             17.9             66.7             90.5
      Short-term & other invested assets                           -             14.5             33.5             48.0
      Cash equivalents                                         178.9                -                -            178.9
      Separate account assets                                9,715.9              0.4                -          9,716.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     10,017.5  $      13,353.8  $         266.3  $      23,637.6
========================================================================================================================
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          18.6  $          18.6
      Fixed index annuities                                        -                -              2.0              2.0
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          20.6  $          20.6
========================================================================================================================

                                                                            DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------
                                                     QUOTED PRICES
                                                       IN ACTIVE         SIGNIFICANT    SIGNIFICANT         TOTAL
                                                        MARKETS          OBSERVABLE    UNOBSERVABLE         FAIR
(IN MILLIONS)                                           LEVEL 1            LEVEL 2         LEVEL 3          VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $         30.7  $          13.1  $             -  $          43.8
      State & local government                                     -            440.0                -            440.0
      Foreign government                                           -             37.4                -             37.4
      Corporate - public*                                          -          7,241.3            164.7          7,406.0
      Corporate - private                                          -          1,931.8             70.9          2,002.7
      Residential mortgage-backed                                  -          1,513.0              0.1          1,513.1
      Commercial mortgage-backed                                   -            659.8                -            659.8
      Other asset backed                                           -            217.1              3.2            220.3
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $         30.7  $      12,053.5  $         238.9  $      12,323.1
      Equity securities                                          5.5                -             59.6             65.1
      Short-term & other invested assets                           -              0.1             33.3             33.4
      Cash equivalents                                          33.7                -                -             33.7
      Separate account assets                                8,243.5              0.3                -          8,243.8
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $      8,313.4  $      12,053.9  $         331.8  $      20,699.1
========================================================================================================================
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          24.3  $          24.3
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          24.3  $          24.3
========================================================================================================================

* IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  The following table presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                             DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                      FAIR
(IN MILLIONS)                         VALUE VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT               RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public                $63.3 Discounted cash flow       Credit spreads*               57 to 250 basis points (148)
    Corporate - private                78.0 Discounted cash flow       Credit spreads*               220 to 531 basis points (397)
    Residential mortgage-backed        19.7 Broker quotes              Quoted prices                 3.25 (interest only) to 103.24
    Commercial mortgage-backed          4.8 Discounted cash flow       Credit spreads*               85 basis points
    Other asset backed                  0.3 Discounted cash flow       Credit spreads*               78 basis points
    Equity securities                  66.7 Market comparables         Comparable returns            3% yield
    Other invested assets              33.5 Net asset value            Fund statements               n/a


Liabilities
    Variable annuity guarantee       $(18.6)Monte Carlo simulation     Lapse rate                    1% - 45%
    benefits                                                           Mortality rate                based on Annuity 2000 basic
                                                                                                     table
                                                                       GMIB waiting period           all may exercise benefit
                                                                                                     beginning in 2013
                                                                       GMIB utilization rates        0% - 30%
                                                                       GMWB utilization rates        0% - 100%
                                                                       Volatility of fund returns    8% - 25%
                                                                       Discount rate for cash flows  90-day Treasury rate
                                                                       Projection period             maturity of policy
    Fixed index annuities             $(2.0)Discounted cash flow       Lapse rate                    2%-35%
                                                                       Mortality rate                based on Annuity 2000 basic
                                                                                                     table
                                                                       Discount rate for cash flows  1-yr forward Treasury rate
                                                                       Projection period             25 years
====================================================================================================================================

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

  The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                     EQUITY
                                                                  FIXED            SECURITIES &
(IN MILLIONS)                                                   MATURITIES            OTHER          LIABILITIES          TOTAL
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                     $ 546.7             $ 77.6            $ (3.3)          $ 621.0
        Gains (losses) included in net income                        4.3                1.5             (21.0)            (15.2)
        Gains (losses) included in other
          comprehensive income                                      (3.5)               0.1                 -              (3.4)
        Purchases                                                  105.2               17.3                 -             122.5
        Issuances                                                   37.3                  -                 -              37.3
        Sales                                                     (102.9)              (3.6)                -            (106.5)
        Settlements                                                (32.0)                 -                 -             (32.0)
        Transfer into (out of) Level 3:
          Transfers into Level 3                                    92.4                  -                 -              92.4
          Transfers (out of) Level 3                               (93.1)                 -                 -             (93.1)
--------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                            (0.7)                 -                 -              (0.7)
--------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011, as previously reported             $ 554.4             $ 92.9           $ (24.3)          $ 623.0
        Revised classification from Level 3*                      (315.5)                 -                 -            (315.5)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011, AS REVISED                         $ 238.9             $ 92.9           $ (24.3)          $ 307.5
        Gains (losses) included in net income                        5.9                  -               3.7               9.6
        Gains (losses) included in other
          comprehensive income                                      (0.4)                 -                 -              (0.4)
        Purchases                                                   50.4                9.7                 -              60.1
        Issuances                                                      -                  -                 -                 -
        Sales                                                     (121.0)              (2.4)                -            (123.4)
        Settlements                                                (20.9)                 -                 -             (20.9)
        Transfer into (out of) Level 3:
          Transfers into Level 3                                    71.4                  -                 -              71.4
          Transfers (out of) Level 3                               (58.2)                 -                 -             (58.2)
--------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                            13.2                  -                 -              13.2
--------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                     $ 166.1            $ 100.2           $ (20.6)          $ 245.7
================================================================================================================================

  * IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         RESIDENTIAL     COMMERCIAL
                                                           CORPORATE -   CORPORATE -      MORTGAGE        MORTGAGE     OTHER ASSET
(IN MILLIONS)                                                PUBLIC       PRIVATE          BACKED           BACKED        BACKED
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                $ 455.0       $ 68.2           $ 4.0            $ 14.9           $ 4.6
        Gains included in net income                            4.1          0.2               -                 -               -
        Gains included in other
          comprehensive income                                  2.5         (5.9)              -                 -            (0.1)
        Purchases                                             105.2            -               -                 -               -
        Issuances                                              26.8         10.5               -                 -               -
        Sales                                                (102.8)        (0.1)              -                 -               -
        Settlements                                           (18.8)       (11.7)              -              (0.2)           (1.3)
        Transfer into (out of) Level 3:
          Transfers into Level 3                               76.7         15.6             0.1                 -               -
          Transfers (out of) Level 3                          (68.5)        (5.9)           (4.0)            (14.7)              -
-----------------------------------------------------------------------------------------------------------------------------------
        Total transfers (out of) Level 3                        8.2          9.7            (3.9)            (14.7)              -
-----------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011, as previously reported        $ 480.2       $ 70.9           $ 0.1               $ -           $ 3.2
        Revised classification from Level 3*                 (315.5)           -               -                 -               -
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011, AS REVISED                    $ 164.7       $ 70.9           $ 0.1               $ -           $ 3.2
        Gains included in net income                            6.0          0.1            (0.2)                -               -
        Gains included in other
          comprehensive income                                 (1.7)         1.3               -                 -               -
        Purchases                                                 -         23.0            22.6               4.8               -
        Issuances                                                 -            -               -                 -               -
        Sales                                                (105.0)       (16.0)              -                 -               -
        Settlements                                           (13.8)        (3.3)           (2.7)                -            (1.1)
        Transfer into (out of) Level 3:
          Transfers into Level 3                               42.5         28.9               -                 -               -
          Transfers (out of) Level 3                          (29.4)       (26.9)           (0.1)                -            (1.8)
-----------------------------------------------------------------------------------------------------------------------------------
        Total transfers into Level 3                           13.1          2.0            (0.1)                -            (1.8)
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                 $ 63.3       $ 78.0          $ 19.7             $ 4.8           $ 0.3
===================================================================================================================================

  * IN 2012, CERTAIN CORPORATE - PUBLIC NON-INVESTMENT GRADE SECURITIES WERE RECLASSIFIED FROM LEVEL 3 TO LEVEL 2 BASED ON MANAGEMENT'S REVISED ASSESSMENT OF OBSERVABLE INPUTS.

  Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

  Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

  The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

  The carrying value of policy loans approximates fair value.

  The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

  The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

  The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                   2012                             2011
------------------------------------------------------------------------------------------------------------------------
                                                          CARRYING            FAIR          CARRYING           FAIR
(IN MILLIONS)                                               VALUE             VALUE          VALUE             VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage loans                                            $     1,653.4  $     1,780.5     $     1,620.0  $     1,768.0
Policy loans                                                      270.9          270.9             262.4          262.4
Funding agreements - refer to Note 8                            1,133.0        1,379.4           1,047.1        1,194.1
Surplus notes and notes payable                                   275.0          306.3             275.0          288.9
========================================================================================================================

16. SUBSEQUENT EVENTS

  Management has evaluated the impact of all subsequent events through March 19, 2013, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   STARPOINT

                     Individual Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)

                              One American Square
                          Indianapolis, Indiana 46282
                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2013

                           Part C: Other Information

Item 24. Financial Statements and Exhibits

 (a) Financial Statements

     1. Included in Prospectus (Part A):

        Condensed Financial Information (9)

     2. Included in Statement of Additional Information (Part B):

        (a) Financial Statements of OneAmerica Financial Partners, Inc. (9)

        Report of Independent Auditors

        Consolidated Balance Sheets as of December 31, 2012 and 2011

        Consolidated Statements of Operations for years ended December 31, 2012 and 2011

        Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2012, 2011 and 2010

        Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010

        Notes to Consolidated Financial Statements

        (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust (9)

        Report of Independent Registered Public Accounting Firm Statements of Net Assets as of December 31, 2012

        Statements of Operations for the year ended December 31, 2012

        Statements of Changes in Net Assets as of December 31, 2012 and 2011

        Notes to Financial Statements

 (b)  Exhibits

     1. Resolution of the Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust (1)

     2. Not applicable

     3. Underwriting Agreements

        3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (3)

        3.2 Form of Selling Agreement (5)

     4. Individual Variable Annuity Contract Forms

        4.1 Flexible Premium Variable Annuity Contract FPIVA99 as amended by Substitute Pages for Flexible Premium Variable Annuity Contract IVA2002
        (1)

        4.2 Enhanced Death Benefit Rider (1)

        4.3 Guaranteed Minimum Annuitization Benefit Rider (1)

        4.4 Long Term Care Facility & Terminal Illness Benefit Rider (1)

        4.5 Policy Death Benefit Endorsement (1)

        4.6 Extra Credit Premium Rider (1)

        4.7 Withdrawal Charge Reduction Rider (1)

        4.8 Earnings Benefit Rider (1)

        4.9 Enhanced Earnings Benefit Rider (1)

        4.10 Lifetime Guaranteed Minimum Withdrawal Benefit Rider (6)

        4.11 Owner and Spousal Lifetime Guaranteed Minimum Withdrawal Benefit Rider (6)

     5. Individual Variable Annuity Enrollment Form (1)

     6. Certificate of Incorporation and By-Laws of the Depositor

        6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life nsurance Company (1)

        6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

        6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (3)

        6.4 Second Amended and Restated Bylaws of American United Life Insurance Company(R) (3)

     7. Not applicable

     8. Form of Participation Agreements:

        8.1 Form of Participation Agreement with Alger American Fund (1)

        8.2 Form of Participation Agreement with American Century Variable Portfolios (1)

        8.3 Form of Participation Agreement with Calvert Variable Series, Inc.
        (1)

        8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

        8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

        8.6 Form of Participation Agreement with Janus Aspen Series (1)

        8.7 Form of Participation Agreement with PBHG Funds, Inc. (1)

        8.8 Form of Participation Agreement with Safeco Resource Series Trust
        (1)

        8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (1)

        8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (1)

        8.11 Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (2)

        8.12 Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (2)

        8.13 Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (3)

        8.14 Form of Participation Agreement between American United Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (3)

        8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (4)

        8.16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (4)

        8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (4)

        8.18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc. (4)

        8.19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (4)

        8.20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (4)

        8.21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (7)

        8.22 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(7)

        8.23 Form of Participation Agreement between American United Life Insurance Company,Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (7)

        8.24 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstien (7)

     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (1)

     10. Miscellaneous Consents

        10.1 Consent of Independent Auditors (9)

        10.2 Powers of Attorney (8)

        10.4 Rule 483 Certified Resolution (9)

     11. Not applicable

     12. Not applicable

--------------------------------------------------------------------------------
(1) Filed with the Registrant's Registration Statement on September 5, 2002.

(2) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on April 30, 2003.

(3) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on April 28, 2004.

(4) Filed with the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on April 29, 2005.

(5) Filed with the Registrant's Post-Effective Amendment No. 5 to the Registration Statement on April 28, 2006.

(6) Filed with the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on November 7, 2007.

(7) Filed with the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on May 1, 2008. (8) Filed with the Registrant's Post-Effective Amendment No. 13 to the Registration Statement on April 19, 2012.

(9) Filed with the Registrant's Post-Effective Amendment No. 14 to the Registration Statement on April 24, 2013.

Item 25. Directors and Officers of AUL

---------------------------------------------------------- -------------------------------------------------------
NAME AND ADDRESS                                           POSITIONS AND OFFICES WITH AUL
---------------------------------------------------------- -------------------------------------------------------
J. Scott Davison*                                          Executive Vice President (02/11 to present); Chief
                                                           Financial Officer (6/04 - 02/11); Senior Vice
                                                           President, Strategic Planning and Corporate
                                                           Development (7/02 -6/04); Director, AUL (7/02 -
                                                           present); Vice President, Corporate Planning (1/00 -
                                                           7/02)
---------------------------------------------------------- -------------------------------------------------------
Jeffrey D. Holley*                                         Chief Financial Officer,  (9/11 - present); Treasurer
                                                           (9/11 - present); Director, AUL (10/11 - present)
---------------------------------------------------------- -------------------------------------------------------
John C. Mason*                                             Chief Investment Officer (3/12 - present); Vice
                                                           President, Investments (8/11 - 3/12); Vice President
                                                           Fixed Income Securities (2/10 - 3/12); Vice President,
                                                           Marketable Bonds, (5/03 - 2/10); Director, AUL (2/12 -
                                                           present)
---------------------------------------------------------- -------------------------------------------------------
Dayton H. Molendorp*                                       Chairman, AUL (2/2007 to Present); President and Chief
                                                           Executive Officer, AUL (9/04 - present); Executive
                                                           Vice President, AUL (2/03 - 9/04); Senior Vice
                                                           President, Individual Division (9/99 - 2/03);
                                                           Director, AUL, (12/00 - present); Vice President,
                                                           Marketing, Individual Division (6/92 - 9/98)
---------------------------------------------------------- -------------------------------------------------------

---------------------------------------------------------- -------------------------------------------------------
Mark C. Roller*                                            Senior Vice President, Human Resources & Corporate
                                                           Support, (12/01 - present); Director, AUL (12/01 -
                                                           present); Vice President Human Resources, (11/99 -
                                                           12/01); Vice President, Corporate Planning, (9/95 -
                                                           11/99)
---------------------------------------------------------- -------------------------------------------------------
Thomas M. Zurek*                                           General Counsel & Secretary (8/02 - present);
                                                           Director, AUL (8/02 - present)
---------------------------------------------------------- -------------------------------------------------------

*One American Square, Indianapolis, Indiana 46282

Item 26. Persons Controlled by or Under Common Control with Registrant

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2012, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2012. As a result of the transaction, the separate accounts of AUL have acquired a 99.81% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2012, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2012, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Upon divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC

("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

Item 27. Number of Contractowners

As of February 28, 2013 AUL has issued 18,141 Individual variable annuity contracts associated with the Registrant, 1,260 of which are the No Withdrawal Charge contracts (DirectPoint); 2,329 of which are the SelectPoint contracts; 4,640 of which are the StarPoint contracts; and 3,341 were Voyage Protector contracts.

Item 28. Indemnification

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i) a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

  a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).

  b. Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

------------------------------------------------------------ ---------------------------------------------------------
NAME AND ADDRESS                                             POSITIONS AND OFFICES
BUSINESS ADDRESS*                                            WITH ONEAMERICA SECURITIES, INC.
----------------------------------------------------------------------------------------------------------------------
Richard M. Ellery                                            Director & President
------------------------------------------------------------ ---------------------------------------------------------
Nicholas A. Filing                                           Chairman of the Board & Director
------------------------------------------------------------ ---------------------------------------------------------
Douglas W. Collins                                           Treasurer, Acting Financial Operations
                                                             Principal & Director
------------------------------------------------------------ ---------------------------------------------------------
Gregory A. Poston                                            Director
------------------------------------------------------------ ---------------------------------------------------------
William F. Yoerger                                           Director
------------------------------------------------------------ ---------------------------------------------------------
James Crampton                                               Tax Director
------------------------------------------------------------ ---------------------------------------------------------
Susan Uhl                                                    Secretary, Chief Counsel & Anti-Money Laundering Officer
------------------------------------------------------------ ---------------------------------------------------------
Anthony M. Smart                                             Vice President, Operations
------------------------------------------------------------ ---------------------------------------------------------
Jay B. Williams                                              Chief Compliance Officer
------------------------------------------------------------ ---------------------------------------------------------
John W. Zeigler                                              Vice President, Insurance Agency Registrations
------------------------------------------------------------ ---------------------------------------------------------

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

     (c) Not applicable

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 23rd day of April, 2013.

              AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                           (Registrant)

                   By:  American United Life Insurance Company

                   By:  ____________________________________________

                        Name: Dayton H. Molendorp*

                        Title: Chairman, President & CEO


                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                        (Depositor)

                   By:  ____________________________________________

                        Name: Dayton H. Molendorp*

                        Title: Chairman, President & CEO

* By: /s/ Richard M. Ellery
      -------------------------------------
      Richard M. Ellery as Attorney-in-fact

Date: April 24, 2013

As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


--------------------------------------------- ------------------------------------------ ------------------------------------------
SIGNATURE                                     TITLE                                      DATE
--------------------------------------------- ------------------------------------------ ------------------------------------------
J. Scott Davison*                             Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Jeffrey D. Holley*                            Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Dayton H. Molendorp*                          Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Mark C. Roller*                               Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
John C. Mason*                                Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------
Thomas M. Zurek*                              Director                                   April 24, 2013
--------------------------------------------- ------------------------------------------ ------------------------------------------

     /s/ Richard M. Ellery
     ----------------------------------
*By: Richard M. Ellery Attorney-in-fact



April 24, 2013

                          EXHIBITS FILED WITH FORM N-4

------------------------------------------------------------ ---------------------------------------------------------
NUMBER IN FORM, N-4, ITEM 24(b)                              NAME OF EXHIBIT
------------------------------------------------------------ ---------------------------------------------------------
10.1                                                         Consent of Independent Auditor
------------------------------------------------------------ ---------------------------------------------------------
10.4                                                         Rule 483 Certified Resolution
------------------------------------------------------------ ---------------------------------------------------------